FINANCIAL STATEMENTS

Transamerica Life Insurance Company

Separate Account VA B

Years Ended December 31, 2020 and 2019

Transamerica Life Insurance Company

Separate Account VA B

Financial Statements

Years Ended December 31, 2020 and 2019

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Transamerica Life Insurance Company and the Contract Owners of Separate Account VA B

Opinions on the Financial Statements

We have audited the accompanying statements of assets and liabilities of each of the subaccounts of Separate Account VA B indicated in the table below as of December 31, 2020, and the related statements of operations and changes in net assets for each of the periods indicated in the table below, including the related notes (collectively referred to as the “financial statements”). In our opinion, the financial statements present fairly, in all material respects, the financial position of each of the subaccounts of Separate Account VA B as of December 31, 2020, and the results of each of their operations and the changes in each of their net assets for the periods indicated in the table below, in conformity with accounting principles generally accepted in the United States of America.

AB Balanced Wealth Strategy Class B Shares (1)	TA Janus Balanced Service Class (1)
AB Growth and Income Class B Shares (1)	TA Janus Mid-Cap Growth Initial Class (1)
AB Large Cap Growth Class B Shares (1)	TA Janus Mid-Cap Growth Service Class (1)
American Funds - Asset Allocation Class 2 Shares (1)	TA JPMorgan Asset Allocation - Conservative Initial Class (1)
American Funds - Asset Allocation Class 4 Shares (2)	TA JPMorgan Asset Allocation - Conservative Service Class (1)
American Funds - Bond Class 2 Shares (1)	TA JPMorgan Asset Allocation - Growth Initial Class (1)
American Funds - Bond Class 4 Shares (2)	TA JPMorgan Asset Allocation - Growth Service Class (1)
American Funds - Growth Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Initial Class (1)
American Funds - Growth Class 4 Shares (2)	TA JPMorgan Asset Allocation - Moderate Service Class (1)
American Funds - Growth-Income Class 2 Shares (1)	TA JPMorgan Asset Allocation - Moderate Growth Initial Class (1)
American Funds - Growth-Income Class 4 Shares (2)	TA JPMorgan Asset Allocation - Moderate Growth Service Class (1)
American Funds - International Class 2 Shares (1)	TA JPMorgan Core Bond Service Class (1)
American Funds - International Class 4 Shares (2)	TA JPMorgan Enhanced Index Initial Class (1)
American Funds - New World Class 4 Shares (2)	TA JPMorgan Enhanced Index Service Class (1)
BlackRock Basic Value V.I. Class I Shares (1)	TA JPMorgan International Moderate Growth Initial Class (1)
BlackRock Global Allocation V.I. Class I Shares (1)	TA JPMorgan International Moderate Growth Service Class (1)
BlackRock High Yield V.I. Class I Shares (1)	TA JPMorgan Mid Cap Value Service Class (1)
DFA VA Equity Allocation (3)	TA JPMorgan Tactical Allocation Service Class (1)
DFA VA Global Bond (3)	TA Legg Mason Dynamic Allocation - Balanced Service Class (1)
DFA VA Global Moderate Allocation (3)	TA Legg Mason Dynamic Allocation - Growth Service Class (1)
DFA VA International Small (3)	TA Madison Diversified Income Service Class (1)
DFA VA International Value (3)	TA Managed Risk - Balanced ETF Service Class (1)
DFA VA Short-Term Fixed (3)	TA Managed Risk - Conservative ETF Service Class (1)
DFA VA U.S. Large Value (3)	TA Managed Risk - Growth ETF Service Class (1)
DFA VA U.S. Targeted Value (3)	TA Market Participation Strategy Service Class (1)
Fidelity® VIP Balanced Service Class 2 (1)	TA Morgan Stanley Capital Growth Initial Class (1)
Fidelity® VIP Consumer Staples Initial Class (2)	TA Morgan Stanley Capital Growth Service Class (1)
Fidelity® VIP Contrafund® Initial Class (1)	TA Morgan Stanley Global Allocation Service Class (1)
Fidelity® VIP Contrafund® Service Class 2 (1)	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class (1)
Fidelity® VIP Energy Service Class 2 (2)	TA MSCI EAFE Index Service Class (1)
Fidelity® VIP Equity-Income Initial Class (1)	TA Multi-Managed Balanced Initial Class (1)
Fidelity® VIP Equity-Income Service Class 2 (1)	TA Multi-Managed Balanced Service Class (1)
Fidelity® VIP Growth Initial Class (1)	TA PIMCO Tactical - Balanced Service Class (1)
Fidelity® VIP Growth Service Class 2 (1)	TA PIMCO Tactical - Conservative Service Class (1)
Fidelity® VIP Growth Opportunities Service Class 2 (1)	TA PIMCO Tactical - Growth Service Class (1)
Fidelity® VIP Health Care Service Class 2 (2)	TA PIMCO Total Return Initial Class (1)
Fidelity® VIP Mid Cap Initial Class (1)	TA PIMCO Total Return Service Class (1)
Fidelity® VIP Mid Cap Service Class 2 (1)	TA PineBridge Inflation Opportunities Service Class (1)
Fidelity® VIP Technology Initial Class (2)	TA ProFunds UltraBear Service Class (OAM) (1)
Fidelity® VIP Utilities Initial Class (2)	TA QS Investors Active Asset Allocation - Conservative Service Class (1)
Fidelity® VIP Value Strategies Initial Class (1)	TA QS Investors Active Asset Allocation - Moderate Service Class (1)
Fidelity® VIP Value Strategies Service Class 2 (1)	TA QS Investors Active Asset Allocation - Moderate Growth Service Class (1)
Franklin Allocation Class 4 Shares (1)	TA Rothschild & Co Large Cap Value Service Class (1)
Franklin Income Class 2 Shares (1)	TA S&P 500 Index Service Class (1)
Franklin Mutual Shares Class 2 Shares (1)	TA Small/Mid Cap Value Initial Class (1)
Franklin Templeton Foreign Class 2 Shares (1)	TA Small/Mid Cap Value Service Class (1)
Invesco V.I. American Franchise Series II Shares (1)	TA T. Rowe Price Small Cap Initial Class (1)
Janus Henderson - Enterprise Service Shares (1)	TA T. Rowe Price Small Cap Service Class (1)
Janus Henderson - Global Research Service Shares (1)	TA TS&W International Equity Initial Class (1)
Janus Henderson - Mid Cap Value Service Shares (1)	TA TS&W International Equity Service Class (1)
MFS® New Discovery Service Class (1)	TA WMC US Growth Initial Class (1)
MFS® Total Return Service Class (1)	TA WMC US Growth Service Class (1)
NVIT Emerging Markets Class D Shares (1)	Vanguard® Balanced (3)
Rational Insider Buying VA (1)	Vanguard® Capital Growth (3)
Rational Trend Aggregation VA (1)	Vanguard® Conservative Allocation (3)
State Street Total Return V.I.S. Class 3 Shares (1)	Vanguard® Diversified Value (3)
TA 60/40 Allocation Service Class (1)	Vanguard® Equity Income (3)
TA Aegon High Yield Bond Initial Class (1)	Vanguard® Equity Index (1)
TA Aegon High Yield Bond Service Class (1)	Vanguard® Global Bond Index (3)
TA Aegon Sustainable Equity Income Initial Class (1)	Vanguard® Growth (3)
TA Aegon Sustainable Equity Income Service Class (1)	Vanguard® High Yield Bond (3)
TA Aegon U.S. Government Securities Initial Class (1)	Vanguard® International (1)
TA Aegon U.S. Government Securities Service Class (1)	Vanguard® Mid-Cap Index (1)
TA American Funds Managed Risk - Balanced Service Class (1)	Vanguard® Moderate Allocation (3)
TA BlackRock Global Real Estate Securities Initial Class (1)	Vanguard® Money Market (3)
TA BlackRock Global Real Estate Securities Service Class (1)	Vanguard® Real Estate Index (1)
TA BlackRock Government Money Market Initial Class (1)	Vanguard® Short-Term Investment Grade (1)
TA BlackRock Government Money Market Service Class (1)	Vanguard® Total Bond Market Index (1)
TA BlackRock iShares Edge 100 Service Class (1)	Vanguard® Total International Stock Market Index (3)
TA BlackRock iShares Edge 40 Initial Class (1)	Vanguard® Total Stock Market Index (3)
TA BlackRock iShares Edge 40 Service Class (1)	Voya Global Perspectives Class S Shares (1)
TA BlackRock iShares Edge 50 Service Class (1)	Voya Large Cap Value Class S Shares (1)
TA BlackRock iShares Edge 75 Service Class (1)	Voya Strategic Allocation Conservative Class S Shares (1)
TA BlackRock Tactical Allocation Service Class (1)	Voya Strategic Allocation Moderate Class S Shares (1)
TA Goldman Sachs 70/30 Service Class (2)	Wanger International (1)
TA International Growth Initial Class (1)	Wanger USA (1)
TA International Growth Service Class (1)

(1)	Statements of operations and changes in net assets for the years ended December 31, 2020 and 2019

(2)	Statements of operations and changes in net assets for the period May 1, 2020 (commencement of operations) through December 31, 2020

(3)	Statements of operations and changes in net assets for the year ended December 31, 2020 and the period December 23, 2019 (commencement of operations) through December 31, 2019

Basis for Opinions

These financial statements are the responsibility of the Transamerica Life Insurance Company’s management. Our responsibility is to express an opinion on the financial statements of each of the subaccounts of Separate Account VA B based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to each of the subaccounts of Separate Account VA B in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits of these financial statements in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud.

Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. Our procedures included confirmation of investments owned as of December 31, 2020 by correspondence with the investee mutual funds. We believe that our audits provide a reasonable basis for our opinions.

/s/ PricewaterhouseCoopers LLP

Chicago, Illinois

April 21, 2021

We have served as the auditor of one or more of the subaccounts of Separate Account VA B since 2014.

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
AB Balanced Wealth Strategy Class B Shares	8,977,419.532	$94,034,317	$93,993,583	$9	$93,993,592	26,074,538	$1.656340	$16.521690
AB Growth and Income Class B Shares	8,354,727.241	239,455,682	237,524,895	(197)	237,524,698	61,139,851	1.644652	20.086067
AB Large Cap Growth Class B Shares	486,742.969	22,632,267	34,806,990	(248)	34,806,742	9,621,136	3.240574	22.928065
American Funds - Asset Allocation Class 2 Shares	32,707,363.400	733,162,641	857,259,995	(183)	857,259,812	174,752,023	2.055748	18.999590
American Funds - Asset Allocation Class 4 Shares	22,985.463	580,414	599,001	-	599,001	50,583	11.773403	11.915910
American Funds - Bond Class 2 Shares	24,328,790.501	268,639,608	285,376,713	(246)	285,376,467	67,686,257	1.151271	12.351407
American Funds - Bond Class 4 Shares	39,922.321	467,404	466,692	1	466,693	44,930	10.342692	10.468046
American Funds - Growth Class 2 Shares	8,860,992.741	684,197,733	1,055,964,505	290	1,055,964,795	57,094,202	3.732447	36.695430
American Funds - Growth Class 4 Shares	30,192.308	3,272,067	3,539,746	2	3,539,748	235,706	14.940242	15.120802
American Funds - Growth-Income Class 2 Shares	12,381,373.274	584,432,081	676,765,863	(118)	676,765,745	52,944,337	2.652202	24.681691
American Funds - Growth-Income Class 4 Shares	30,423.330	1,554,589	1,642,556	(1)	1,642,555	131,787	12.399167	12.549187
American Funds - International Class 2 Shares	11,986,442.470	230,834,497	282,160,856	(120)	282,160,736	41,284,373	1.494245	16.722337
American Funds - International Class 4 Shares	62,253.338	1,310,171	1,447,390	-	1,447,390	103,923	13.848348	14.015771
American Funds - New World Class 4 Shares	12,799.457	365,974	397,295	-	397,295	27,799	14.219210	14.391144
BlackRock Basic Value V.I. Class I Shares	1,434,361.506	20,620,169	19,478,629	(61)	19,478,568	5,956,830	2.359306	11.327383
BlackRock Global Allocation V.I. Class I Shares	605,381.613	9,870,523	11,798,888	(26)	11,798,862	4,385,798	2.263582	13.515511
BlackRock High Yield V.I. Class I Shares	441,682.303	3,219,318	3,339,118	14,144	3,353,262	1,167,438	2.348184	11.667820
DFA VA Equity Allocation	34,204.931	430,639	441,244	-	441,244	39,352	11.209443	11.232532
DFA VA Global Bond	11,966.481	126,726	127,204	(1)	127,203	12,560	9.963406	10.127315
DFA VA Global Moderate Allocation	1,432.880	18,837	20,762	-	20,762	1,869	11.108594	11.131478
DFA VA International Small	20,540.770	246,795	271,344	-	271,344	24,516	11.047405	11.070164
DFA VA International Value	4,026.236	39,591	47,429	-	47,429	4,829	9.808082	9.828300
DFA VA Short-Term Fixed	9,077.346	92,920	92,589	-	92,589	9,237	10.011250	10.031942
DFA VA U.S. Large Value	8,859.808	205,062	234,962	(1)	234,961	23,843	9.843530	9.863826
DFA VA U.S. Targeted Value	7,811.707	129,237	143,814	(1)	143,813	13,882	10.342396	10.363702
Fidelity® VIP Balanced Service Class 2	23,748,873.817	415,092,789	537,674,503	(149)	537,674,354	114,386,362	2.080367	21.546932
Fidelity® VIP Consumer Staples Initial Class	377.203	7,347	7,484	-	7,484	613	12.145634	12.292657
Fidelity® VIP Contrafund® Initial Class	5,560.348	205,146	267,842	22	267,864	43,364	2.955115	27.416850
Fidelity® VIP Contrafund® Service Class 2	18,302,454.296	615,346,696	855,273,689	-	855,273,689	114,571,364	2.497090	26.901090
Fidelity® VIP Energy Service Class 2	3,798.480	36,217	39,390	-	39,390	3,620	10.831805	10.962828
Fidelity® VIP Equity-Income Initial Class	1,979.013	40,781	47,298	(1)	47,297	21,847	1.933216	13.077869
Fidelity® VIP Equity-Income Service Class 2	1,667,641.853	34,800,574	38,655,938	246	38,656,184	16,133,605	1.590192	13.118823

See accompanying notes	2

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
Fidelity® VIP Growth Initial Class	292.713	$17,394	$30,149	$34	$30,183	7,385	$3.947466	$24.846524
Fidelity® VIP Growth Service Class 2	494,051.818	27,150,271	49,691,732	115	49,691,847	13,368,312	3.234284	24.245528
Fidelity® VIP Growth Opportunities Service Class 2	58,940.669	1,925,287	4,484,796	64	4,484,860	779,883	4.378647	33.532954
Fidelity® VIP Health Care Service Class 2	6,776.636	251,113	259,477	(1)	259,476	21,737	11.874324	12.018066
Fidelity® VIP Mid Cap Initial Class	1,662.011	54,256	64,353	-	64,353	17,141	2.109182	21.082732
Fidelity® VIP Mid Cap Service Class 2	10,665,316.718	333,541,997	397,709,660	(522)	397,709,138	61,513,574	2.000969	20.682666
Fidelity® VIP Technology Initial Class	21,602.222	646,189	669,453	1	669,454	41,913	15.892017	16.083997
Fidelity® VIP Utilities Initial Class	1,376.968	24,738	24,841	-	24,841	2,161	11.438705	11.577164
Fidelity® VIP Value Strategies Initial Class	17,711.729	221,266	239,994	(3)	239,991	65,512	2.028720	18.439026
Fidelity® VIP Value Strategies Service Class 2	12,880,882.349	160,649,414	176,210,471	246	176,210,717	38,869,644	0.454483	18.084511
Franklin Allocation Class 4 Shares	12,379,830.055	79,448,384	69,574,645	(163)	69,574,482	29,058,217	1.639354	12.698341
Franklin Income Class 2 Shares	3,226,467.492	48,446,016	48,526,071	(3)	48,526,068	31,003,681	1.345954	11.659108
Franklin Mutual Shares Class 2 Shares	674,217.068	12,081,887	11,185,261	49	11,185,310	7,876,120	1.235576	10.821386
Franklin Templeton Foreign Class 2 Shares	1,380,549.020	19,130,688	18,333,691	246	18,333,937	18,343,611	0.889386	10.439441
Invesco V.I. American Franchise Series II Shares	102,406.333	5,140,376	8,633,878	120	8,633,998	2,645,645	3.001810	22.168087
Janus Henderson - Enterprise Service Shares	268,270.089	14,905,828	23,462,902	(167)	23,462,735	6,635,024	2.282009	19.045103
Janus Henderson - Global Research Service Shares	418,794.120	14,220,954	25,965,235	10	25,965,245	14,158,953	1.367592	17.096705
Janus Henderson - Mid Cap Value Service Shares	186,719.563	2,903,754	2,879,216	(18)	2,879,198	1,046,254	1.806467	11.856526
MFS® New Discovery Service Class	2,302,055.880	38,292,406	54,351,539	103	54,351,642	10,997,397	3.005837	24.003317
MFS® Total Return Service Class	1,560,972.261	32,509,654	39,804,793	144	39,804,937	17,604,415	1.630324	13.148462
NVIT Emerging Markets Class D Shares	1,582.827	16,095	23,331	(1)	23,330	1,503	14.340798	15.646176
Rational Insider Buying VA	121,960.837	1,469,532	1,533,048	54	1,533,102	716,254	1.889513	14.487903
Rational Trend Aggregation VA	71,684.019	848,903	807,162	14	807,176	585,844	1.214289	9.611246
State Street Total Return V.I.S. Class 3 Shares	3,026,713.285	49,315,680	50,152,639	(18)	50,152,621	18,412,322	1.481083	15.062766
TA 60/40 Allocation Service Class	3,335,211.508	35,735,824	41,556,735	13	41,556,748	5,750,641	1.236397	12.966112
TA Aegon High Yield Bond Initial Class	9,004,174.232	68,483,551	68,971,975	(133)	68,971,842	27,309,298	1.357646	14.129689
TA Aegon High Yield Bond Service Class	19,264,507.121	149,031,303	150,070,510	83	150,070,593	28,101,036	1.540693	13.756893
TA Aegon Sustainable Equity Income Initial Class	14,681,141.904	266,162,469	258,388,098	327	258,388,425	102,139,295	1.268788	16.680372
TA Aegon Sustainable Equity Income Service Class	7,887,435.826	159,652,228	139,055,494	159	139,055,653	33,902,293	1.337909	16.240129
TA Aegon U.S. Government Securities Initial Class	6,912,566.930	78,168,296	80,807,907	308	80,808,215	45,759,323	1.105625	11.440596
TA Aegon U.S. Government Securities Service Class	22,659,463.340	267,483,790	273,499,723	(417)	273,499,306	80,140,863	1.128483	11.620086
TA American Funds Managed Risk - Balanced Service Class	82,440,258.545	900,388,880	981,039,077	(5,067)	981,034,010	77,819,858	11.569248	13.366611

See accompanying notes.	3

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA BlackRock Global Real Estate Securities Initial Class	3,417,407.513	$40,177,581	$36,532,086	$135	$36,532,221	12,874,971	$1.161368	$12.724280
TA BlackRock Global Real Estate Securities Service Class	7,178,846.997	88,465,044	81,767,067	(193)	81,766,874	21,638,728	1.108000	12.403661
TA BlackRock Government Money Market Initial Class	125,991,983.063	125,991,981	125,991,983	(694)	125,991,289	119,708,543	0.777969	9.908335
TA BlackRock Government Money Market Service Class	613,744,181.202	613,744,178	613,744,181	(1,982)	613,742,199	208,397,849	0.764361	10.034922
TA BlackRock iShares Edge 100 Service Class	3,956,398.207	52,079,739	59,978,997	(8)	59,978,989	3,753,435	13.752770	16.716653
TA BlackRock iShares Edge 40 Initial Class	2,061,847.585	19,500,018	20,577,239	182	20,577,421	10,377,146	1.370672	12.678687
TA BlackRock iShares Edge 40 Service Class	29,713,316.023	272,651,919	294,458,962	(90)	294,458,872	102,613,543	1.179726	14.106119
TA BlackRock iShares Edge 50 Service Class	32,731,661.507	394,878,174	448,423,763	(24)	448,423,739	33,008,160	12.358408	14.202081
TA BlackRock iShares Edge 75 Service Class	11,208,326.921	143,456,224	165,771,155	7	165,771,162	11,324,666	13.096780	15.363893
TA BlackRock Tactical Allocation Service Class	74,288,180.622	1,149,913,757	1,242,098,380	170	1,242,098,550	312,039,360	1.468428	16.208188
TA Goldman Sachs 70/30 Service Class	1,600.515	19,988	20,311	-	20,311	1,613	12.521577	12.673068
TA International Growth Initial Class	8,930,555.324	75,040,632	87,876,664	(285)	87,876,379	41,664,394	1.581960	16.644947
TA International Growth Service Class	11,975,879.055	97,852,322	115,207,957	(322)	115,207,635	17,982,050	1.409381	16.222844
TA Janus Balanced Service Class	59,682,273.037	866,752,033	1,085,023,724	(257)	1,085,023,467	171,067,789	1.723669	19.730113
TA Janus Mid-Cap Growth Initial Class	2,101,174.359	66,323,019	90,938,826	(253)	90,938,573	34,258,222	2.113420	23.246703
TA Janus Mid-Cap Growth Service Class	4,758,306.088	158,157,170	195,280,882	105	195,280,987	19,613,738	2.063450	22.646450
TA JPMorgan Asset Allocation - Conservative Initial Class	14,827,110.471	154,410,377	167,546,348	5,835	167,552,183	80,924,720	1.462591	12.999125
TA JPMorgan Asset Allocation - Conservative Service Class	88,435,038.046	913,721,493	986,050,674	217	986,050,891	297,142,588	1.360520	14.619269
TA JPMorgan Asset Allocation - Growth Initial Class	22,265,400.825	245,432,551	315,946,038	192	315,946,230	108,290,844	1.966069	16.629720
TA JPMorgan Asset Allocation - Growth Service Class	18,259,523.674	212,311,989	256,181,117	(133)	256,180,984	49,937,665	1.686275	20.945006
TA JPMorgan Asset Allocation - Moderate Initial Class	30,101,159.309	338,426,389	386,197,874	(359)	386,197,515	167,334,087	1.597927	13.652265
TA JPMorgan Asset Allocation - Moderate Service Class	487,284,992.012	5,604,781,341	6,149,536,599	146	6,149,536,745	1,281,493,795	1.467237	15.889984
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	39,574,629.572	462,114,386	526,342,573	179	526,342,752	207,605,776	1.747296	14.571142
TA JPMorgan Asset Allocation - Moderate Growth Service Class	255,302,011.996	2,990,333,893	3,336,797,297	(625)	3,336,796,672	946,199,278	1.526439	17.593413
TA JPMorgan Core Bond Service Class	21,876,805.387	307,697,778	320,495,199	39	320,495,238	65,914,063	1.119263	12.206908
TA JPMorgan Enhanced Index Initial Class	5,944,952.364	117,044,244	143,095,003	(57)	143,094,946	37,329,408	2.503429	26.149854
TA JPMorgan Enhanced Index Service Class	4,112,545.237	85,153,119	98,536,584	24	98,536,608	8,456,169	2.386227	25.481978
TA JPMorgan International Moderate Growth Initial Class	10,224.894	94,053	114,110	1	114,111	69,069	1.652120	13.717889
TA JPMorgan International Moderate Growth Service Class	50,436,923.674	481,166,783	556,823,637	227	556,823,864	229,071,491	1.157692	14.756831
TA JPMorgan Mid Cap Value Service Class	15,078,809.730	235,314,974	231,007,365	(174)	231,007,191	36,764,402	1.570633	18.526280
TA JPMorgan Tactical Allocation Service Class	76,369,183.042	1,138,380,383	1,300,567,187	(407)	1,300,566,780	235,740,816	1.326702	14.445381

See accompanying notes.	4

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values

TA Legg Mason Dynamic Allocation - Balanced Service Class	76,967,746.959	$915,957,581	$964,405,869	$(249)	$964,405,620	171,546,896	$1.130569	$13.195723
TA Legg Mason Dynamic Allocation - Growth Service Class	30,760,626.437	381,978,481	401,118,569	(199)	401,118,370	78,541,890	1.232897	13.533176
TA Madison Diversified Income Service Class	14,182,860.064	182,603,792	203,382,213	167	203,382,380	43,896,416	1.496027	14.927195
TA Managed Risk - Balanced ETF Service Class	408,438,647.516	4,739,313,492	5,277,027,326	(170)	5,277,027,156	1,041,702,384	1.202046	14.354912
TA Managed Risk - Conservative ETF Service Class	49,480,168.712	597,014,083	632,851,358	(299)	632,851,059	187,422,476	1.224301	13.814908
TA Managed Risk - Growth ETF Service Class	210,597,702.020	2,122,386,620	2,266,031,274	(160)	2,266,031,114	645,059,731	1.351966	15.522402
TA Market Participation Strategy Service Class	31,313,731.009	368,937,450	431,503,213	227	431,503,440	68,928,666	1.607853	17.950562
TA Morgan Stanley Capital Growth Initial Class	18,298,886.613	341,743,697	711,094,734	(370)	711,094,364	85,162,718	6.212217	38.140346
TA Morgan Stanley Capital Growth Service Class	23,262,040.290	484,308,384	868,139,344	129	868,139,473	30,658,070	5.746234	62.093148
TA Morgan Stanley Global Allocation Service Class	69,553,982.340	948,199,944	1,183,113,240	(80)	1,183,113,160	356,384,317	1.534998	16.195169
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	27,474,139.707	260,245,659	282,434,156	(106)	282,434,050	25,059,564	10.514011	12.178299
TA MSCI EAFE Index Service Class	4,430,427.392	46,705,087	53,386,650	9	53,386,659	4,491,101	11.340793	12.326131
TA Multi-Managed Balanced Initial Class	6,491,476.361	94,052,059	110,614,757	(86)	110,614,671	33,936,657	2.134479	14.696044
TA Multi-Managed Balanced Service Class	80,917,788.448	1,127,390,169	1,344,853,644	107	1,344,853,751	174,556,480	1.739535	19.538742
TA PIMCO Tactical - Balanced Service Class	43,521,761.046	509,957,574	534,012,008	(157)	534,011,851	121,270,158	1.257881	15.473380
TA PIMCO Tactical - Conservative Service Class	22,708,700.879	262,034,777	279,544,108	(79)	279,544,029	58,483,928	1.196102	15.148737
TA PIMCO Tactical - Growth Service Class	28,747,062.955	326,974,168	340,652,696	213	340,652,909	59,622,417	1.241775	16.107752
TA PIMCO Total Return Initial Class	13,524,255.559	155,914,334	163,373,007	(4,345)	163,368,662	92,744,164	1.167974	11.587032
TA PIMCO Total Return Service Class	60,487,948.271	695,825,500	723,435,861	151	723,436,012	257,532,168	1.198133	12.104021
TA PineBridge Inflation Opportunities Service Class	13,004,867.614	133,966,038	146,174,712	(135)	146,174,577	61,183,192	1.034544	11.566267
TA ProFunds UltraBear Service Class (OAM)	68,099,768.304	19,148,655	8,852,970	816	8,853,786	809,328,862	0.010335	1.943998
TA QS Investors Active Asset Allocation - Conservative Service Class	28,351,037.705	299,848,148	316,114,070	(68)	316,114,002	103,190,427	1.170402	13.396971
TA QS Investors Active Asset Allocation - Moderate Service Class	107,357,299.433	1,215,668,225	1,234,608,943	345	1,234,609,288	295,442,216	1.190987	13.216215
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	41,109,984.043	453,312,675	443,165,628	198	443,165,826	143,686,052	1.122512	12.878997
TA Rothschild & Co Large Cap Value Service Class	2,331,335.893	20,135,649	23,639,746	3	23,639,749	3,305,330	0.997795	10.463977
TA S&P 500 Index Service Class	18,055,646.337	237,171,306	294,668,148	63	294,668,211	18,652,397	15.086419	16.396817
TA Small/Mid Cap Value Initial Class	5,485,175.130	105,959,617	105,260,511	60	105,260,571	16,289,774	1.994763	19.670526
TA Small/Mid Cap Value Service Class	8,926,892.647	159,457,257	165,772,396	(53)	165,772,343	24,053,506	1.946743	19.156047
TA T. Rowe Price Small Cap Initial Class	7,869,748.353	116,856,411	148,895,639	(59)	148,895,580	35,663,295	2.961735	28.456977

See accompanying notes.	5

Transamerica Life Insurance Company

Separate Account VA B

Statements of Assets and Liabilities

December 31, 2020

Subaccount	Number of Shares	Cost	Assets at Market Value	Due (to)/from General Account	Net Assets	Units Outstanding	Range of Unit Values
TA T. Rowe Price Small Cap Service Class	22,445,210.130	$320,350,208	$393,015,629	$197	$393,015,826	29,885,913	$2.893234	$27.734232
TA TS&W International Equity Initial Class	5,655,157.551	73,398,660	81,434,269	(88)	81,434,181	37,510,561	1.213628	14.288991
TA TS&W International Equity Service Class	3,823,527.693	48,447,082	54,523,505	(22)	54,523,483	10,449,862	1.041362	13.908844
TA WMC US Growth Initial Class	12,991,488.719	387,582,208	567,857,972	(229)	567,857,743	154,155,439	3.050737	35.504421
TA WMC US Growth Service Class	7,425,748.389	233,090,182	314,480,444	(331)	314,480,113	26,723,184	2.838742	34.575989
Vanguard® Balanced	33,511.479	805,502	860,575	-	860,575	78,077	10.880609	11.059402
Vanguard® Capital Growth	5,602.882	226,327	253,306	-	253,306	21,652	11.687703	11.711802
Vanguard® Conservative Allocation	16,319.848	430,834	463,484	(1)	463,483	41,609	10.982516	11.163027
Vanguard® Diversified Value	4,401.944	52,014	60,483	(1)	60,482	5,412	11.157860	11.180844
Vanguard® Equity Income	6,511.742	136,264	150,226	-	150,226	14,586	10.287753	10.308971
Vanguard® Equity Index	104,925.646	4,048,940	5,640,803	2	5,640,805	734,295	2.978615	26.209272
Vanguard® Global Bond Index	1,850.080	41,121	41,442	-	41,442	3,894	10.620480	10.642369
Vanguard® Growth	16,374.103	501,850	588,485	-	588,485	41,163	14.272148	14.301526
Vanguard® High Yield Bond	5,436.200	42,752	44,142	(1)	44,141	4,192	10.516174	10.537860
Vanguard® International	102,884.433	2,847,160	4,482,675	(4)	4,482,671	371,216	2.555372	27.407484
Vanguard® Mid-Cap Index	129,142.005	2,784,323	3,327,989	(5)	3,327,984	222,552	2.604498	23.568953
Vanguard® Moderate Allocation	98,266.232	3,064,949	3,188,739	-	3,188,739	280,359	11.191813	11.375679
Vanguard® Money Market	871,106.980	871,107	871,107	-	871,107	86,890	10.007548	10.028187
Vanguard® Real Estate Index	93,907.177	1,129,742	1,167,266	12	1,167,278	129,054	1.752563	14.964211
Vanguard® Short-Term Investment Grade	534,970.460	5,773,805	5,948,872	22	5,948,894	797,099	1.172005	11.632973
Vanguard® Total Bond Market Index	523,754.373	6,406,999	6,709,294	3	6,709,297	715,748	1.286940	12.149613
Vanguard® Total International Stock Market Index	20,128.012	416,220	462,542	-	462,542	41,446	11.137216	11.160176
Vanguard® Total Stock Market Index	21,328.448	922,281	1,035,709	-	1,035,709	85,924	12.030967	12.055762
Voya Global Perspectives Class S Shares	2,313.051	24,332	28,057	1	28,058	2,103	12.713015	13.584494
Voya Large Cap Value Class S Shares	117.223	1,263	1,319	-	1,319	97	12.857691	13.610639
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-	12.046018	12.640877
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-	12.932664	13.571387
Wanger International	9,200.759	231,523	257,897	(3)	257,894	40,908	1.786093	16.443970
Wanger USA	-	-	-	-	-	-	3.280150	27.043617

See accompanying notes.	6

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	AB Balanced Wealth Strategy Class B Shares Subaccount	AB Growth and Income Class B Shares Subaccount	AB Large Cap Growth Class B Shares Subaccount	American Funds - Asset Allocation Class 2 Shares Subaccount	American Funds - Asset Allocation Class 4 Shares Subaccount(1)
Net Assets as of December 31, 2018:	$85,205,038	$211,887,489	$27,738,213	$677,757,631	$-

Investment Income:
Reinvested Dividends	2,197,252	2,424,069	-	14,772,667	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,499,041	3,432,311	451,954	12,642,052	-

Net Investment Income (Loss)	698,211	(1,008,242)	(451,954)	2,130,615	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	11,398,615	25,480,824	3,928,335	38,619,469	-
Realized Gain (Loss) on Investments	(2,877,363)	2,342,042	2,842,313	13,318,368	-

Net Realized Capital Gains (Losses) on Investments	8,521,252	27,822,866	6,770,648	51,937,837	-
Net Change in Unrealized Appreciation (Depreciation)	4,633,018	18,829,483	2,037,962	77,270,939	-

Net Gain (Loss) on Investment	13,154,270	46,652,349	8,808,610	129,208,776	-

Net Increase (Decrease) in Net Assets Resulting from Operations	13,852,481	45,644,107	8,356,656	131,339,391	-

Increase (Decrease) in Net Assets from Contract Transactions	(1,703,940)	(7,553,988)	(4,864,479)	9,976,394	-

Total Increase (Decrease) in Net Assets	12,148,541	38,090,119	3,492,177	141,315,785	-

Net Assets as of December 31, 2019:	$97,353,579	$249,977,608	$31,230,390	$819,073,416	$-

Investment Income:
Reinvested Dividends	1,906,837	2,793,821	-	13,164,731	4,842
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,391,497	3,065,651	473,603	13,062,077	983

Net Investment Income (Loss)	515,340	(271,830)	(473,603)	102,654	3,859

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,717,154	11,481,144	2,550,603	3,665,862	-
Realized Gain (Loss) on Investments	(4,444,687)	(8,433,861)	3,348,405	10,422,885	100

Net Realized Capital Gains (Losses) on Investments	(1,727,533)	3,047,283	5,899,008	14,088,747	100
Net Change in Unrealized Appreciation (Depreciation)	7,071,791	(3,272,963)	3,731,903	64,927,647	18,587

Net Gain (Loss) on Investment	5,344,258	(225,680)	9,630,911	79,016,394	18,687

Net Increase (Decrease) in Net Assets Resulting from Operations	5,859,598	(497,510)	9,157,308	79,119,048	22,546

Increase (Decrease) in Net Assets from Contract Transactions	(9,219,585)	(11,955,400)	(5,580,956)	(40,932,652)	576,455

Total Increase (Decrease) in Net Assets	(3,359,987)	(12,452,910)	3,576,352	38,186,396	599,001

Net Assets as of December 31, 2020:	$93,993,592	$237,524,698	$34,806,742	$857,259,812	$599,001

See Accompanying Notes.
(1) See Footnote 1	7

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	American Funds - Bond Class 2 Shares Subaccount	American Funds - Bond Class 4 Shares Subaccount(1)	American Funds - Growth Class 2 Shares Subaccount	American Funds - Growth Class 4 Shares Subaccount(1)	American Funds - Growth- Income Class 2 Shares Subaccount
Net Assets as of December 31, 2018:	$197,187,014	$-	$442,334,800	$-	$409,513,116

Investment Income:
Reinvested Dividends	5,733,998	-	4,454,126	-	8,813,275
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,500,990	-	9,038,879	-	7,932,926

Net Investment Income (Loss)	2,233,008	-	(4,584,753)	-	880,349

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	56,711,549	-	49,216,940
Realized Gain (Loss) on Investments	(203,801)	-	5,286,158	-	(1,716,371)

Net Realized Capital Gains (Losses) on Investments	(203,801)	-	61,997,707	-	47,500,569
Net Change in Unrealized Appreciation (Depreciation)	13,177,362	-	80,035,525	-	55,795,378

Net Gain (Loss) on Investment	12,973,561	-	142,033,232	-	103,295,947

Net Increase (Decrease) in Net Assets Resulting from Operations	15,206,569	-	137,448,479	-	104,176,296

Increase (Decrease) in Net Assets from Contract Transactions	17,695,800	-	99,840,350	-	64,600,533

Total Increase (Decrease) in Net Assets	32,902,369	-	237,288,829	-	168,776,829

Net Assets as of December 31, 2019:	$230,089,383	$-	$679,623,629	$-	$578,289,945

Investment Income:
Reinvested Dividends	5,758,767	4,564	2,576,433	-	8,165,281
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,339,698	679	12,961,867	5,583	9,181,733

Net Investment Income (Loss)	1,419,069	3,885	(10,385,434)	(5,583)	(1,016,452)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,550,573	-	19,010,380	-	15,228,129
Realized Gain (Loss) on Investments	4,094,382	(583)	33,640,787	3,284	3,153,241

Net Realized Capital Gains (Losses) on Investments	6,644,955	(583)	52,651,167	3,284	18,381,370
Net Change in Unrealized Appreciation (Depreciation)	11,583,825	(712)	306,718,267	267,679	53,952,365

Net Gain (Loss) on Investment	18,228,780	(1,295)	359,369,434	270,963	72,333,735

Net Increase (Decrease) in Net Assets Resulting from Operations	19,647,849	2,590	348,984,000	265,380	71,317,283

Increase (Decrease) in Net Assets from Contract Transactions	35,639,235	464,103	27,357,166	3,274,368	27,158,517

Total Increase (Decrease) in Net Assets	55,287,084	466,693	376,341,166	3,539,748	98,475,800

Net Assets as of December 31, 2020:	$285,376,467	$466,693	$1,055,964,795	$3,539,748	$676,765,745

See Accompanying Notes.
(1) See Footnote 1	8

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	American Funds - Growth- Income Class 4 Shares Subaccount(1)	American Funds - International Class 2 Shares Subaccount	American Funds - International Class 4 Shares Subaccount(1)	American Funds - New World Class 4 Shares Subaccount(1)	BlackRock Basic Value V.I. Class I Shares Subaccount
Net Assets as of December 31, 2018:	$-	$186,794,262	$-	$-	$17,849,636

Investment Income:
Reinvested Dividends	-	3,346,694	-	-	459,455
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	3,531,148	-	-	294,258

Net Investment Income (Loss)	-	(184,454)	-	-	165,197

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	5,420,086	-	-	1,618,482
Realized Gain (Loss) on Investments	-	843,451	-	-	3,117

Net Realized Capital Gains (Losses) on Investments	-	6,263,537	-	-	1,621,599
Net Change in Unrealized Appreciation (Depreciation)	-	34,483,647	-	-	2,013,108

Net Gain (Loss) on Investment	-	40,747,184	-	-	3,634,707

Net Increase (Decrease) in Net Assets Resulting from Operations	-	40,562,730	-	-	3,799,904

Increase (Decrease) in Net Assets from Contract Transactions	-	21,174,894	-	-	(1,633,303)

Total Increase (Decrease) in Net Assets	-	61,737,624	-	-	2,166,601

Net Assets as of December 31, 2019:	$-	$248,531,886	$-	$-	$20,016,237

Investment Income:
Reinvested Dividends	7,637	1,573,269	3,058	-	416,035
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,335	3,755,559	2,800	790	261,627

Net Investment Income (Loss)	4,302	(2,182,290)	258	(790)	154,408

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	432,315
Realized Gain (Loss) on Investments	518	(2,718,139)	390	119	(399,729)

Net Realized Capital Gains (Losses) on Investments	518	(2,718,139)	390	119	32,586
Net Change in Unrealized Appreciation (Depreciation)	87,967	35,938,577	137,219	31,321	84,817

Net Gain (Loss) on Investment	88,485	33,220,438	137,609	31,440	117,403

Net Increase (Decrease) in Net Assets Resulting from Operations	92,787	31,038,148	137,867	30,650	271,811

Increase (Decrease) in Net Assets from Contract Transactions	1,549,768	2,590,702	1,309,523	366,645	(809,480)

Total Increase (Decrease) in Net Assets	1,642,555	33,628,850	1,447,390	397,295	(537,669)

Net Assets as of December 31, 2020:	$1,642,555	$282,160,736	$1,447,390	$397,295	$19,478,568

See Accompanying Notes.
(1) See Footnote 1	9

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	BlackRock Global Allocation V.I. Class I Shares Subaccount	BlackRock High Yield V.I. Class I Shares Subaccount	DFA VA Equity Allocation Subaccount(1)	DFA VA Global Bond Subaccount(1)	DFA VA Global Moderate Allocation Subaccount(1)
Net Assets as of December 31, 2018:	$10,410,140	$3,612,958	$-	$-	$-

Investment Income:
Reinvested Dividends	132,353	199,545	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	165,744	54,336	-	-	-

Net Investment Income (Loss)	(33,391)	145,209	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	352,740	-	-	-	-
Realized Gain (Loss) on Investments	112,093	(15,482)	-	-	-

Net Realized Capital Gains (Losses) on Investments	464,833	(15,482)	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	1,168,797	341,344	-	-	-

Net Gain (Loss) on Investment	1,633,630	325,862	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	1,600,239	471,071	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	(1,298,093)	(432,176)	-	-	-

Total Increase (Decrease) in Net Assets	302,146	38,895	-	-	-

Net Assets as of December 31, 2019:	$10,712,286	$3,651,853	$-	$-	$-

Investment Income:
Reinvested Dividends	135,636	171,276	6,722	34	215
Investment Expense:
Mortality and Expense Risk and Administrative Charges	163,057	47,682	143	142	40

Net Investment Income (Loss)	(27,421)	123,594	6,579	(108)	175

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	556,679	-	1,019	-	233
Realized Gain (Loss) on Investments	112,021	(67,348)	20	9	3

Net Realized Capital Gains (Losses) on Investments	668,700	(67,348)	1,039	9	236
Net Change in Unrealized Appreciation (Depreciation)	1,282,704	66,114	10,605	478	1,925

Net Gain (Loss) on Investment	1,951,404	(1,234)	11,644	487	2,161

Net Increase (Decrease) in Net Assets Resulting from Operations	1,923,983	122,360	18,223	379	2,336

Increase (Decrease) in Net Assets from Contract Transactions	(837,407)	(420,951)	423,021	126,824	18,426

Total Increase (Decrease) in Net Assets	1,086,576	(298,591)	441,244	127,203	20,762

Net Assets as of December 31, 2020:	$11,798,862	$3,353,262	$441,244	$127,203	$20,762

See Accompanying Notes.
(1) See Footnote 1	10

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	DFA VA International Small Subaccount(1)	DFA VA International Value Subaccount(1)	DFA VA Short-Term Fixed Subaccount(1)	DFA VA U.S. Large Value Subaccount(1)	DFA VA U.S. Targeted Value Subaccount(1)
Net Assets as of December 31, 2018:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	-	-	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	-	-

Net Investment Income (Loss)	-	-	-	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	-
Realized Gain (Loss) on Investments	-	-	-	-	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	-	-

Net Gain (Loss) on Investment	-	-	-	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	-	-

Total Increase (Decrease) in Net Assets	-	-	-	-	-

Net Assets as of December 31, 2019:	$-	$-	$-	$-	$-

Investment Income:
Reinvested Dividends	4,566	1,023	337	4,699	1,707
Investment Expense:
Mortality and Expense Risk and Administrative Charges	139	56	179	282	57

Net Investment Income (Loss)	4,427	967	158	4,417	1,650

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	4,022	-	-	-	-
Realized Gain (Loss) on Investments	11	14	132	565	12

Net Realized Capital Gains (Losses) on Investments	4,033	14	132	565	12
Net Change in Unrealized Appreciation (Depreciation)	24,548	7,838	(331)	29,900	14,577

Net Gain (Loss) on Investment	28,581	7,852	(199)	30,465	14,589

Net Increase (Decrease) in Net Assets Resulting from Operations	33,008	8,819	(41)	34,882	16,239

Increase (Decrease) in Net Assets from Contract Transactions	238,336	38,610	92,630	200,079	127,574

Total Increase (Decrease) in Net Assets	271,344	47,429	92,589	234,961	143,813

Net Assets as of December 31, 2020:	$271,344	$47,429	$92,589	$234,961	$143,813

See Accompanying Notes.
(1) See Footnote 1	11

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Fidelity® VIP Balanced Service Class 2 Subaccount	Fidelity® VIP Consumer Staples Initial Class Subaccount(1)	Fidelity® VIP Contrafund® Initial Class Subaccount	Fidelity® VIP Contrafund® Service Class 2 Subaccount	Fidelity® VIP Energy Service Class 2 Subaccount(1)
Net Assets as of December 31, 2018:	$364,935,164	$-	$221,362	$494,770,479	$-

Investment Income:
Reinvested Dividends	6,623,149	-	943	1,315,196	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,855,846	-	1,599	8,431,892	-

Net Investment Income (Loss)	767,303	-	(656)	(7,116,696)	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	19,237,310	-	28,268	65,307,186	-
Realized Gain (Loss) on Investments	5,136,333	-	11,284	4,777,581	-

Net Realized Capital Gains (Losses) on Investments	24,373,643	-	39,552	70,084,767	-
Net Change in Unrealized Appreciation (Depreciation)	57,610,293	-	26,129	84,849,473	-

Net Gain (Loss) on Investment	81,983,936	-	65,681	154,934,240	-

Net Increase (Decrease) in Net Assets Resulting from Operations	82,751,239	-	65,025	147,817,544	-

Increase (Decrease) in Net Assets from Contract Transactions	9,715,319	-	(78,037)	28,790,941	-

Total Increase (Decrease) in Net Assets	92,466,558	-	(13,012)	176,608,485	-

Net Assets as of December 31, 2019:	$457,401,722	$-	$208,350	$671,378,964	$-

Investment Income:
Reinvested Dividends	5,911,532	-	680	556,792	735
Investment Expense:
Mortality and Expense Risk and Administrative Charges	6,341,605	3	1,978	10,260,996	183

Net Investment Income (Loss)	(430,073)	(3)	(1,298)	(9,704,204)	552

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,627,910	-	1,609	3,799,959	-
Realized Gain (Loss) on Investments	10,909,464	-	32,946	16,802,617	(11)

Net Realized Capital Gains (Losses) on Investments	17,537,374	-	34,555	20,602,576	(11)
Net Change in Unrealized Appreciation (Depreciation)	72,477,696	137	32,245	176,893,917	3,173

Net Gain (Loss) on Investment	90,015,070	137	66,800	197,496,493	3,162

Net Increase (Decrease) in Net Assets Resulting from Operations	89,584,997	134	65,502	187,792,289	3,714

Increase (Decrease) in Net Assets from Contract Transactions	(9,312,365)	7,350	(5,988)	(3,897,564)	35,676

Total Increase (Decrease) in Net Assets	80,272,632	7,484	59,514	183,894,725	39,390

Net Assets as of December 31, 2020:	$537,674,354	$7,484	$267,864	$855,273,689	$39,390

See Accompanying Notes.
(1) See Footnote 1	12

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Fidelity® VIP Equity-Income Initial Class Subaccount	Fidelity® VIP Equity-Income Service Class 2 Subaccount	Fidelity® VIP Growth Initial Class Subaccount	Fidelity® VIP Growth Service Class 2 Subaccount	Fidelity® VIP Growth Opportunities Service Class 2 Subaccount
Net Assets as of December 31, 2018:	$38,033	$37,740,091	$17,561	$33,696,406	$2,346,465

Investment Income:
Reinvested Dividends	864	720,868	53	20,908	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	306	606,408	158	562,709	42,297

Net Investment Income (Loss)	558	114,460	(105)	(541,801)	(42,297)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,679	2,708,730	1,223	2,381,287	229,667
Realized Gain (Loss) on Investments	247	552,417	245	2,699,314	148,960

Net Realized Capital Gains (Losses) on Investments	2,926	3,261,147	1,468	5,080,601	378,627
Net Change in Unrealized Appreciation (Depreciation)	6,428	5,636,243	4,343	5,689,979	537,896

Net Gain (Loss) on Investment	9,354	8,897,390	5,811	10,770,580	916,523

Net Increase (Decrease) in Net Assets Resulting from Operations	9,912	9,011,850	5,706	10,228,779	874,226

Increase (Decrease) in Net Assets from Contract Transactions	(1,514)	(5,238,020)	(946)	(4,821,646)	(216,372)

Total Increase (Decrease) in Net Assets	8,398	3,773,830	4,760	5,407,133	657,854

Net Assets as of December 31, 2019:	$46,431	$41,513,921	$22,321	$39,103,539	$3,004,319

Investment Income:
Reinvested Dividends	776	577,026	18	17,473	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	300	537,537	194	634,980	53,442

Net Investment Income (Loss)	476	39,489	(176)	(617,507)	(53,442)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	1,922	1,756,688	2,327	4,031,782	202,964
Realized Gain (Loss) on Investments	280	147,314	650	3,045,880	339,542

Net Realized Capital Gains (Losses) on Investments	2,202	1,904,002	2,977	7,077,662	542,506
Net Change in Unrealized Appreciation (Depreciation)	(87)	(522,417)	6,516	8,682,737	1,369,629

Net Gain (Loss) on Investment	2,115	1,381,585	9,493	15,760,399	1,912,135

Net Increase (Decrease) in Net Assets Resulting from Operations	2,591	1,421,074	9,317	15,142,892	1,858,693

Increase (Decrease) in Net Assets from Contract Transactions	(1,725)	(4,278,811)	(1,455)	(4,554,584)	(378,152)

Total Increase (Decrease) in Net Assets	866	(2,857,737)	7,862	10,588,308	1,480,541

Net Assets as of December 31, 2020:	$47,297	$38,656,184	$30,183	$49,691,847	$4,484,860

See Accompanying Notes.
(1) See Footnote 1	13

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Fidelity® VIP Health Care Service Class 2 Subaccount(1)	Fidelity® VIP Mid Cap Initial Class Subaccount	Fidelity® VIP Mid Cap Service Class 2 Subaccount	Fidelity® VIP Technology Initial Class Subaccount(1)	Fidelity® VIP Utilities Initial Class Subaccount(1)
Net Assets as of December 31, 2018:	$-	$82,670	$288,831,176	$-	$-

Investment Income:
Reinvested Dividends	-	514	2,263,157	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	391	4,781,255	-	-

Net Investment Income (Loss)	-	123	(2,518,098)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	9,939	35,860,054	-	-
Realized Gain (Loss) on Investments	-	(9,861)	(3,292,640)	-	-

Net Realized Capital Gains (Losses) on Investments	-	78	32,567,414	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	15,696	31,784,357	-	-

Net Gain (Loss) on Investment	-	15,774	64,351,771	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	15,897	61,833,673	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(43,142)	3,930,362	-	-

Total Increase (Decrease) in Net Assets	-	(27,245)	65,764,035	-	-

Net Assets as of December 31, 2019:	$-	$55,425	$354,595,211	$-	$-

Investment Income:
Reinvested Dividends	762	337	1,311,749	-	260
Investment Expense:
Mortality and Expense Risk and Administrative Charges	740	334	4,641,381	840	29

Net Investment Income (Loss)	22	3	(3,329,632)	(840)	231

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,305	-	-	2,212	-
Realized Gain (Loss) on Investments	26	(432)	(9,089,197)	110	(1)

Net Realized Capital Gains (Losses) on Investments	2,331	(432)	(9,089,197)	2,322	(1)
Net Change in Unrealized Appreciation (Depreciation)	8,364	10,186	68,018,855	23,264	102

Net Gain (Loss) on Investment	10,695	9,754	58,929,658	25,586	101

Net Increase (Decrease) in Net Assets Resulting from Operations	10,717	9,757	55,600,026	24,746	332

Increase (Decrease) in Net Assets from Contract Transactions	248,759	(829)	(12,486,099)	644,708	24,509

Total Increase (Decrease) in Net Assets	259,476	8,928	43,113,927	669,454	24,841

Net Assets as of December 31, 2020:	$259,476	$64,353	$397,709,138	$669,454	$24,841

See Accompanying Notes.
(1) See Footnote 1	14

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Fidelity® VIP Value Strategies Initial Class Subaccount	Fidelity® VIP Value Strategies Service Class 2 Subaccount	Franklin Allocation Class 4 Shares Subaccount	Franklin Income Class 2 Shares Subaccount	Franklin Mutual Shares Class 2 Shares Subaccount
Net Assets as of December 31, 2018:	$255,289	$116,996,447	$75,009,599	$59,934,934	$13,324,515

Investment Income:
Reinvested Dividends	5,152	2,122,018	2,521,846	3,242,366	243,769
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,963	2,078,951	1,253,233	888,397	202,021

Net Investment Income (Loss)	3,189	43,067	1,268,613	2,353,969	41,748

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	27,000	12,426,804	4,851,571	979,963	1,303,445
Realized Gain (Loss) on Investments	(21,057)	(1,185,482)	(1,012,709)	682,347	385,893

Net Realized Capital Gains (Losses) on Investments	5,943	11,241,322	3,838,862	1,662,310	1,689,338
Net Change in Unrealized Appreciation (Depreciation)	79,266	27,337,715	7,257,683	4,130,408	852,859

Net Gain (Loss) on Investment	85,209	38,579,037	11,096,545	5,792,718	2,542,197

Net Increase (Decrease) in Net Assets Resulting from Operations	88,398	38,622,104	12,365,158	8,146,687	2,583,945

Increase (Decrease) in Net Assets from Contract Transactions	(2,634)	11,948,833	(13,378,938)	(10,272,960)	(2,198,024)

Total Increase (Decrease) in Net Assets	85,764	50,570,937	(1,013,780)	(2,126,273)	385,921

Net Assets as of December 31, 2019:	$341,053	$167,567,384	$73,995,819	$57,808,661	$13,710,436

Investment Income:
Reinvested Dividends	2,900	1,518,002	911,797	2,858,821	295,699
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,631	2,017,532	1,116,918	718,652	159,404

Net Investment Income (Loss)	1,269	(499,530)	(205,121)	2,140,169	136,295

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	16,152	7,933,253	17,569,447	40,494	411,102
Realized Gain (Loss) on Investments	(31,095)	(10,839,242)	(3,066,992)	(409,582)	(100,832)

Net Realized Capital Gains (Losses) on Investments	(14,943)	(2,905,989)	14,502,455	(369,088)	310,270
Net Change in Unrealized Appreciation (Depreciation)	14,336	13,101,318	(8,143,456)	(2,961,837)	(1,536,703)

Net Gain (Loss) on Investment	(607)	10,195,329	6,358,999	(3,330,925)	(1,226,433)

Net Increase (Decrease) in Net Assets Resulting from Operations	662	9,695,799	6,153,878	(1,190,756)	(1,090,138)

Increase (Decrease) in Net Assets from Contract Transactions	(101,724)	(1,052,466)	(10,575,215)	(8,091,837)	(1,434,988)

Total Increase (Decrease) in Net Assets	(101,062)	8,643,333	(4,421,337)	(9,282,593)	(2,525,126)

Net Assets as of December 31, 2020:	$239,991	$176,210,717	$69,574,482	$48,526,068	$11,185,310

See Accompanying Notes.
(1) See Footnote 1	15

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Franklin Templeton Foreign Class 2 Shares Subaccount	Invesco V.I. American Franchise Series II Shares Subaccount	Janus Henderson - Enterprise Service Shares Subaccount	Janus Henderson - Global Research Service Shares Subaccount
Net Assets as of December 31, 2018:	$23,322,722	$5,914,066	$19,757,244	$22,907,022

Investment Income:
Reinvested Dividends	396,020	-	11,147	209,044
Investment Expense:
Mortality and Expense Risk and Administrative Charges	346,481	98,317	335,171	367,067

Net Investment Income (Loss)	49,539	(98,317)	(324,024)	(158,023)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	236,381	950,874	1,386,900	1,514,428
Realized Gain (Loss) on Investments	(95,813)	436,465	1,897,708	1,863,928

Net Realized Capital Gains (Losses) on Investments	140,568	1,387,339	3,284,608	3,378,356
Net Change in Unrealized Appreciation (Depreciation)	2,141,308	616,117	3,268,698	2,572,028

Net Gain (Loss) on Investment	2,281,876	2,003,456	6,553,306	5,950,384

Net Increase (Decrease) in Net Assets Resulting from Operations	2,331,415	1,905,139	6,229,282	5,792,361

Increase (Decrease) in Net Assets from Contract Transactions	(3,586,945)	(1,015,338)	(3,118,559)	(3,539,782)

Total Increase (Decrease) in Net Assets	(1,255,530)	889,801	3,110,723	2,252,579

Net Assets as of December 31, 2019:	$22,067,192	$6,803,867	$22,867,967	$25,159,601

Investment Income:
Reinvested Dividends	587,580	-	9,336	148,116
Investment Expense:
Mortality and Expense Risk and Administrative Charges	265,192	109,977	310,952	348,033

Net Investment Income (Loss)	322,388	(109,977)	(301,616)	(199,917)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	565,270	1,584,588	1,256,061
Realized Gain (Loss) on Investments	(513,728)	396,729	1,842,226	1,745,944

Net Realized Capital Gains (Losses) on Investments	(513,728)	961,999	3,426,814	3,002,005
Net Change in Unrealized Appreciation (Depreciation)	(810,806)	1,701,288	351,580	1,161,277

Net Gain (Loss) on Investment	(1,324,534)	2,663,287	3,778,394	4,163,282

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,002,146)	2,553,310	3,476,778	3,963,365

Increase (Decrease) in Net Assets from Contract Transactions	(2,731,109)	(723,179)	(2,882,010)	(3,157,721)

Total Increase (Decrease) in Net Assets	(3,733,255)	1,830,131	594,768	805,644

Net Assets as of December 31, 2020:	$18,333,937	$8,633,998	$23,462,735	$25,965,245

See Accompanying Notes.
(1) See Footnote 1	16

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Janus Henderson - Mid Cap Value Service Shares Subaccount	MFS® New Discovery Service Class Subaccount	MFS® Total Return Service Class Subaccount	NVIT Emerging Markets Class D Shares Subaccount	Rational Insider Buying VA Subaccount

Net Assets as of December 31, 2018:	$2,566,104	$37,622,941	$40,564,664	$17,509	$1,888,401

Investment Income:
Reinvested Dividends	43,252	-	874,270	414	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	42,648	649,844	618,768	93	26,092

Net Investment Income (Loss)	604	(649,844)	255,502	321	(26,092)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	220,528	8,415,374	1,117,782	-	330,085
Realized Gain (Loss) on Investments	(424)	1,152,956	1,588,777	68	(315,862)

Net Realized Capital Gains (Losses) on Investments	220,104	9,568,330	2,706,559	68	14,223
Net Change in Unrealized Appreciation (Depreciation)	490,722	5,011,410	4,069,210	3,432	394,113

Net Gain (Loss) on Investment	710,826	14,579,740	6,775,769	3,500	408,336

Net Increase (Decrease) in Net Assets Resulting from Operations	711,430	13,929,896	7,031,271	3,821	382,244

Increase (Decrease) in Net Assets from Contract Transactions	(140,391)	(6,862,980)	(6,015,809)	(282)	(588,658)

Total Increase (Decrease) in Net Assets	571,039	7,066,916	1,015,462	3,539	(206,414)

Net Assets as of December 31, 2019:	$3,137,143	$44,689,857	$41,580,126	$21,048	$1,681,987

Investment Income:
Reinvested Dividends	27,994	-	786,877	314	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	37,990	656,447	564,880	93	19,095

Net Investment Income (Loss)	(9,996)	(656,447)	221,997	221	(19,095)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	53,015	4,645,211	1,024,705	-	104,565
Realized Gain (Loss) on Investments	(22,486)	1,079,263	1,209,663	59	(124,195)

Net Realized Capital Gains (Losses) on Investments	30,529	5,724,474	2,234,368	59	(19,630)
Net Change in Unrealized Appreciation (Depreciation)	(120,338)	11,667,612	312,614	2,262	189,913

Net Gain (Loss) on Investment	(89,809)	17,392,086	2,546,982	2,321	170,283

Net Increase (Decrease) in Net Assets Resulting from Operations	(99,805)	16,735,639	2,768,979	2,542	151,188

Increase (Decrease) in Net Assets from Contract Transactions	(158,140)	(7,073,854)	(4,544,168)	(260)	(300,073)

Total Increase (Decrease) in Net Assets	(257,945)	9,661,785	(1,775,189)	2,282	(148,885)

Net Assets as of December 31, 2020:	$2,879,198	$54,351,642	$39,804,937	$23,330	$1,533,102

See Accompanying Notes.
(1) See Footnote 1	17

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Rational Trend Aggregation VA Subaccount	State Street Total Return V.I.S. Class 3 Shares Subaccount	TA 60/40 Allocation Service Class Subaccount	TA Aegon High Yield Bond Initial Class Subaccount	TA Aegon High Yield Bond Service Class Subaccount
Net Assets as of December 31, 2018:	$1,370,978	$48,611,551	$7,559,801	$67,516,767	$137,411,428

Investment Income:
Reinvested Dividends	28,140	1,070,124	28,333	4,514,414	8,817,946
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,336	815,848	197,245	1,067,545	2,076,125

Net Investment Income (Loss)	11,804	254,276	(168,912)	3,446,869	6,741,821

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	21,063	-	-
Realized Gain (Loss) on Investments	(42,404)	(2,003,683)	109,459	(381,155)	(298,140)

Net Realized Capital Gains (Losses) on Investments	(42,404)	(2,003,683)	130,522	(381,155)	(298,140)
Net Change in Unrealized Appreciation (Depreciation)	105,590	8,292,530	2,559,973	5,346,463	10,448,923

Net Gain (Loss) on Investment	63,186	6,288,847	2,690,495	4,965,308	10,150,783

Net Increase (Decrease) in Net Assets Resulting from Operations	74,990	6,543,123	2,521,583	8,412,177	16,892,604

Increase (Decrease) in Net Assets from Contract Transactions	(442,193)	(2,953,883)	15,057,777	(3,545,897)	1,183,172

Total Increase (Decrease) in Net Assets	(367,203)	3,589,240	17,579,360	4,866,280	18,075,776

Net Assets as of December 31, 2019:	$1,003,775	$52,200,791	$25,139,161	$72,383,047	$155,487,204

Investment Income:
Reinvested Dividends	4,878	783,949	196,155	4,033,007	8,386,710
Investment Expense:
Mortality and Expense Risk and Administrative Charges	11,040	738,000	376,606	961,202	1,937,134

Net Investment Income (Loss)	(6,162)	45,949	(180,451)	3,071,805	6,449,576

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	106,525	-	-
Realized Gain (Loss) on Investments	(62,462)	(2,788,236)	530,834	(1,430,214)	(4,638,631)

Net Realized Capital Gains (Losses) on Investments	(62,462)	(2,788,236)	637,359	(1,430,214)	(4,638,631)
Net Change in Unrealized Appreciation (Depreciation)	50,269	4,535,993	3,622,120	22,967	1,249,404

Net Gain (Loss) on Investment	(12,193)	1,747,757	4,259,479	(1,407,247)	(3,389,227)

Net Increase (Decrease) in Net Assets Resulting from Operations	(18,355)	1,793,706	4,079,028	1,664,558	3,060,349

Increase (Decrease) in Net Assets from Contract Transactions	(178,244)	(3,841,876)	12,338,559	(5,075,763)	(8,476,960)

Total Increase (Decrease) in Net Assets	(196,599)	(2,048,170)	16,417,587	(3,411,205)	(5,416,611)

Net Assets as of December 31, 2020:	$807,176	$50,152,621	$41,556,748	$68,971,842	$150,070,593

See Accompanying Notes.
(1) See Footnote 1	18

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Aegon Sustainable Equity Income Initial Class Subaccount	TA Aegon Sustainable Equity Income Service Class Subaccount	TA Aegon U.S. Government Securities Initial Class Subaccount	TA Aegon U.S. Government Securities Service Class Subaccount	TA American Funds Managed Risk - Balanced Service Class Subaccount
Net Assets as of December 31, 2018:	$298,896,926	$139,189,014	$62,214,715	$318,697,528	$724,315,458

Investment Income:
Reinvested Dividends	7,809,530	3,412,904	1,295,320	3,749,792	10,357,467
Investment Expense:
Mortality and Expense Risk and Administrative Charges	4,723,485	2,187,316	970,239	3,174,920	10,947,262

Net Investment Income (Loss)	3,086,045	1,225,588	325,081	574,872	(589,795)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	47,985,181	23,577,688	-	-	19,343,664
Realized Gain (Loss) on Investments	16,832,285	6,478,014	(2,216,242)	(868,591)	7,909,277

Net Realized Capital Gains (Losses) on Investments	64,817,466	30,055,702	(2,216,242)	(868,591)	27,252,941
Net Change in Unrealized Appreciation (Depreciation)	(5,112,750)	(1,348,904)	4,869,715	11,436,754	96,675,825

Net Gain (Loss) on Investment	59,704,716	28,706,798	2,653,473	10,568,163	123,928,766

Net Increase (Decrease) in Net Assets Resulting from Operations	62,790,761	29,932,386	2,978,554	11,143,035	123,338,971

Increase (Decrease) in Net Assets from Contract Transactions	(37,892,505)	(5,135,796)	(2,173,409)	(138,555,248)	92,886,661

Total Increase (Decrease) in Net Assets	24,898,256	24,796,590	805,145	(127,412,213)	216,225,632

Net Assets as of December 31, 2019:	$323,795,182	$163,985,604	$63,019,860	$191,285,315	$940,541,090

Investment Income:
Reinvested Dividends	7,633,781	3,646,322	1,278,626	4,590,467	11,308,461
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,765,119	1,835,190	1,169,354	4,437,336	12,200,988

Net Investment Income (Loss)	3,868,662	1,811,132	109,272	153,131	(892,527)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	30,847,109	16,265,801	93,574	379,663	28,332,214
Realized Gain (Loss) on Investments	7,637,375	(5,999,602)	(37,627)	11,163,946	10,588,863

Net Realized Capital Gains (Losses) on Investments	38,484,484	10,266,199	55,947	11,543,609	38,921,077
Net Change in Unrealized Appreciation (Depreciation)	(73,940,249)	(27,537,740)	4,590,861	6,628,567	(8,246,467)

Net Gain (Loss) on Investment	(35,455,765)	(17,271,541)	4,646,808	18,172,176	30,674,610

Net Increase (Decrease) in Net Assets Resulting from Operations	(31,587,103)	(15,460,409)	4,756,080	18,325,307	29,782,083

Increase (Decrease) in Net Assets from Contract Transactions	(33,819,654)	(9,469,542)	13,032,275	63,888,684	10,710,837

Total Increase (Decrease) in Net Assets	(65,406,757)	(24,929,951)	17,788,355	82,213,991	40,492,920

Net Assets as of December 31, 2020:	$258,388,425	$139,055,653	$80,808,215	$273,499,306	$981,034,010

See Accompanying Notes.
(1) See Footnote 1	19

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA BlackRock Global Real Estate Securities Initial Class Subaccount	TA BlackRock Global Real Estate Securities Service Class Subaccount	TA BlackRock Government Money Market Initial Class Subaccount	TA BlackRock Government Money Market Service Class Subaccount	TA BlackRock iShares Edge 100 Service Class Subaccount
Net Assets as of December 31, 2018:	$35,691,673	$68,224,055	$92,736,566	$339,881,056	$34,919,921

Investment Income:
Reinvested Dividends	370,613	466,477	1,686,454	5,653,632	626,168
Investment Expense:
Mortality and Expense Risk and Administrative Charges	616,460	1,103,251	1,366,550	4,440,272	473,704

Net Investment Income (Loss)	(245,847)	(636,774)	319,904	1,213,360	152,464

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	-	1,219,459
Realized Gain (Loss) on Investments	580,149	370,381	-	-	1,898,312

Net Realized Capital Gains (Losses) on Investments	580,149	370,381	-	-	3,117,771
Net Change in Unrealized Appreciation (Depreciation)	8,035,199	15,958,137	-	-	5,075,222

Net Gain (Loss) on Investment	8,615,348	16,328,518	-	-	8,192,993

Net Increase (Decrease) in Net Assets Resulting from Operations	8,369,501	15,691,744	319,904	1,213,360	8,345,457

Increase (Decrease) in Net Assets from Contract Transactions	(1,976,241)	2,120,987	(4,336,580)	7,786,812	6,371,639

Total Increase (Decrease) in Net Assets	6,393,260	17,812,731	(4,016,676)	9,000,172	14,717,096

Net Assets as of December 31, 2019:	$42,084,933	$86,036,786	$88,719,890	$348,881,228	$49,637,017

Investment Income:
Reinvested Dividends	4,222,245	8,736,879	251,478	914,430	837,810
Investment Expense:
Mortality and Expense Risk and Administrative Charges	512,697	1,046,620	1,704,181	7,050,792	593,869

Net Investment Income (Loss)	3,709,548	7,690,259	(1,452,703)	(6,136,362)	243,941

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,505,271	5,301,300	-	-	998,501
Realized Gain (Loss) on Investments	(427,847)	(2,614,285)	(1)	-	1,764,522

Net Realized Capital Gains (Losses) on Investments	2,077,424	2,687,015	(1)	-	2,763,023
Net Change in Unrealized Appreciation (Depreciation)	(6,936,654)	(12,745,741)	1	-	2,109,863

Net Gain (Loss) on Investment	(4,859,230)	(10,058,726)	-	-	4,872,886

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,149,682)	(2,368,467)	(1,452,703)	(6,136,362)	5,116,827

Increase (Decrease) in Net Assets from Contract Transactions	(4,403,030)	(1,901,445)	38,724,102	270,997,333	5,225,145

Total Increase (Decrease) in Net Assets	(5,552,712)	(4,269,912)	37,271,399	264,860,971	10,341,972

Net Assets as of December 31, 2020:	$36,532,221	$81,766,874	$125,991,289	$613,742,199	$59,978,989

See Accompanying Notes.
(1) See Footnote 1	20

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA BlackRock iShares Edge 40 Initial Class	TA BlackRock iShares Edge 40 Service Class	TA BlackRock iShares Edge 50 Service Class	TA BlackRock iShares Edge 75 Service Class	TA BlackRock Tactical Allocation Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$16,837,445	$277,272,924	$136,530,066	$60,147,061	$1,233,781,924

Investment Income:
Reinvested Dividends	391,854	5,645,815	1,969,582	878,838	27,573,072
Investment Expense:
Mortality and Expense Risk and Administrative Charges	261,366	3,904,379	2,483,236	1,113,578	17,551,880

Net Investment Income (Loss)	130,488	1,741,436	(513,654)	(234,740)	10,021,192

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	2,317,945	37,870,056	328,264	343,237	58,205,494
Realized Gain (Loss) on Investments	226,711	5,303,499	1,523,470	1,664,980	9,408,834

Net Realized Capital Gains (Losses) on Investments	2,544,656	43,173,555	1,851,734	2,008,217	67,614,328
Net Change in Unrealized Appreciation (Depreciation)	(458,790)	(8,549,938)	25,003,545	12,561,203	104,577,838

Net Gain (Loss) on Investment	2,085,866	34,623,617	26,855,279	14,569,420	172,192,166

Net Increase (Decrease) in Net Assets Resulting from Operations	2,216,354	36,365,053	26,341,625	14,334,680	182,213,358

Increase (Decrease) in Net Assets from Contract Transactions	(1,057,248)	(21,145,048)	138,449,508	43,445,406	(159,140,653)

Total Increase (Decrease) in Net Assets	1,159,106	15,220,005	164,791,133	57,780,086	23,072,705

Net Assets as of December 31, 2019:	$17,996,551	$292,492,929	$301,321,199	$117,927,147	$1,256,854,629

Investment Income:
Reinvested Dividends	459,536	6,293,950	4,633,950	1,943,502	20,593,638
Investment Expense:
Mortality and Expense Risk and Administrative Charges	278,073	3,857,833	4,278,597	1,748,789	16,432,314

Net Investment Income (Loss)	181,463	2,436,117	355,353	194,713	4,161,324

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	130,568	1,991,340	1,281,981	776,096	65,505,524
Realized Gain (Loss) on Investments	55,390	1,804,197	3,655,756	2,120,980	6,723,992

Net Realized Capital Gains (Losses) on Investments	185,958	3,795,537	4,937,737	2,897,076	72,229,516
Net Change in Unrealized Appreciation (Depreciation)	1,167,465	15,279,966	29,660,642	11,366,928	53,469,861

Net Gain (Loss) on Investment	1,353,423	19,075,503	34,598,379	14,264,004	125,699,377

Net Increase (Decrease) in Net Assets Resulting from Operations	1,534,886	21,511,620	34,953,732	14,458,717	129,860,701

Increase (Decrease) in Net Assets from Contract Transactions	1,045,984	(19,545,677)	112,148,808	33,385,298	(144,616,780)

Total Increase (Decrease) in Net Assets	2,580,870	1,965,943	147,102,540	47,844,015	(14,756,079)

Net Assets as of December 31, 2020:	$20,577,421	$294,458,872	$448,423,739	$165,771,162	$1,242,098,550

See Accompanying Notes.
(1) See Footnote 1	21

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Goldman Sachs 70/30 Service Class	TA International Growth Initial Class	TA International Growth Service Class	TA Janus Balanced Service Class	TA Janus Mid-Cap Growth Initial Class
	Subaccount(1)	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$-	$70,582,731	$84,441,642	$840,916,560	$67,902,458

Investment Income:
Reinvested Dividends	-	1,259,165	1,298,907	12,795,919	59,569
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	1,135,974	1,270,664	12,702,405	1,224,394

Net Investment Income (Loss)	-	123,191	28,243	93,514	(1,164,825)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	12,642,872	15,913,433	41,824,793	4,349,173
Realized Gain (Loss) on Investments	-	1,389,794	(55,812)	20,844,499	1,641,706

Net Realized Capital Gains (Losses) on Investments	-	14,032,666	15,857,621	62,669,292	5,990,879
Net Change in Unrealized Appreciation (Depreciation)	-	3,340,386	5,485,976	105,890,877	18,470,273

Net Gain (Loss) on Investment	-	17,373,052	21,343,597	168,560,169	24,461,152

Net Increase (Decrease) in Net Assets Resulting from Operations	-	17,496,243	21,371,840	168,653,683	23,296,327

Increase (Decrease) in Net Assets from Contract Transactions	-	(5,170,671)	(4,118,139)	(10,790,985)	(3,852,135)

Total Increase (Decrease) in Net Assets	-	12,325,572	17,253,701	157,862,698	19,444,192

Net Assets as of December 31, 2019:	$-	$82,908,303	$101,695,343	$998,779,258	$87,346,650

Investment Income:
Reinvested Dividends	-	1,739,788	2,035,475	14,997,747	179,371
Investment Expense:
Mortality and Expense Risk and Administrative Charges	12	1,138,931	1,293,992	13,465,847	1,178,138

Net Investment Income (Loss)	(12)	600,857	741,483	1,531,900	(998,767)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	41,399,550	6,423,632
Realized Gain (Loss) on Investments	-	1,080,366	(1,407,611)	27,238,228	1,386,709

Net Realized Capital Gains (Losses) on Investments	-	1,080,366	(1,407,611)	68,637,778	7,810,341
Net Change in Unrealized Appreciation (Depreciation)	323	12,232,404	18,543,979	52,949,026	6,031,453

Net Gain (Loss) on Investment	323	13,312,770	17,136,368	121,586,804	13,841,794

Net Increase (Decrease) in Net Assets Resulting from Operations	311	13,913,627	17,877,851	123,118,704	12,843,027

Increase (Decrease) in Net Assets from Contract Transactions	20,000	(8,945,551)	(4,365,559)	(36,874,495)	(9,251,104)

Total Increase (Decrease) in Net Assets	20,311	4,968,076	13,512,292	86,244,209	3,591,923

Net Assets as of December 31, 2020:	$20,311	$87,876,379	$115,207,635	$1,085,023,467	$90,938,573

See Accompanying Notes.
(1) See Footnote 1	22

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Janus Mid-Cap Growth Service Class	TA JPMorgan Asset Allocation - Conservative Initial Class	TA JPMorgan Asset Allocation - Conservative Service Class	TA JPMorgan Asset Allocation - Growth Initial Class	TA JPMorgan Asset Allocation - Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$86,366,801	$146,643,478	$910,676,358	$239,894,471	$179,178,132

Investment Income:
Reinvested Dividends	-	4,021,659	21,899,427	4,527,036	3,022,979
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,618,318	2,369,211	12,634,475	4,008,069	2,792,683

Net Investment Income (Loss)	(1,618,318)	1,652,448	9,264,952	518,967	230,296

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	6,837,388	5,700,562	34,604,041	23,963,437	18,922,082
Realized Gain (Loss) on Investments	1,897,475	(878,145)	(245,861)	8,989,542	6,110,169

Net Realized Capital Gains (Losses) on Investments	8,734,863	4,822,417	34,358,180	32,952,979	25,032,251
Net Change in Unrealized Appreciation (Depreciation)	24,665,173	10,925,791	62,790,804	22,457,917	17,953,400

Net Gain (Loss) on Investment	33,400,036	15,748,208	97,148,984	55,410,896	42,985,651

Net Increase (Decrease) in Net Assets Resulting from Operations	31,781,718	17,400,656	106,413,936	55,929,863	43,215,947

Increase (Decrease) in Net Assets from Contract Transactions	28,764,837	(7,403,337)	(21,092,148)	(19,424,451)	1,096,100

Total Increase (Decrease) in Net Assets	60,546,555	9,997,319	85,321,788	36,505,412	44,312,047

Net Assets as of December 31, 2019:	$146,913,356	$156,640,797	$995,998,146	$276,399,883	$223,490,179

Investment Income:
Reinvested Dividends	62,636	3,953,907	21,303,097	4,511,753	3,210,259
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,053,174	2,435,881	12,605,038	4,068,908	2,912,440

Net Investment Income (Loss)	(1,990,538)	1,518,026	8,698,059	442,845	297,819

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	13,550,166	3,904,428	23,357,666	21,174,574	17,464,987
Realized Gain (Loss) on Investments	5,550,821	(309,806)	(274,189)	8,771,611	3,837,721

Net Realized Capital Gains (Losses) on Investments	19,100,987	3,594,622	23,083,477	29,946,185	21,302,708
Net Change in Unrealized Appreciation (Depreciation)	12,448,779	10,515,449	55,717,868	28,057,173	26,294,401

Net Gain (Loss) on Investment	31,549,766	14,110,071	78,801,345	58,003,358	47,597,109

Net Increase (Decrease) in Net Assets Resulting from Operations	29,559,228	15,628,097	87,499,404	58,446,203	47,894,928

Increase (Decrease) in Net Assets from Contract Transactions	18,808,403	(4,716,711)	(97,446,659)	(18,899,856)	(15,204,123)

Total Increase (Decrease) in Net Assets	48,367,631	10,911,386	(9,947,255)	39,546,347	32,690,805

Net Assets as of December 31, 2020:	$195,280,987	$167,552,183	$986,050,891	$315,946,230	$256,180,984

See Accompanying Notes.
(1) See Footnote 1	23

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA JPMorgan Asset Allocation - Moderate Initial Class	TA JPMorgan Asset Allocation - Moderate Service Class	TA JPMorgan Asset Allocation - Moderate Growth Initial Class	TA JPMorgan Asset Allocation - Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$359,948,040	$4,918,563,752	$449,982,016	$3,113,335,571

Investment Income:
Reinvested Dividends	7,966,067	103,500,480	10,297,797	62,033,956
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,593,563	68,505,750	7,203,295	45,805,115

Net Investment Income (Loss)	2,372,504	34,994,730	3,094,502	16,228,841

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,645,466	302,364,885	39,638,519	273,114,762
Realized Gain (Loss) on Investments	6,471,186	31,801,302	7,508,112	36,546,559

Net Realized Capital Gains (Losses) on Investments	27,116,652	334,166,187	47,146,631	309,661,321
Net Change in Unrealized Appreciation (Depreciation)	20,801,701	350,549,046	28,677,461	207,656,012

Net Gain (Loss) on Investment	47,918,353	684,715,233	75,824,092	517,317,333

Net Increase (Decrease) in Net Assets Resulting from Operations	50,290,857	719,709,963	78,918,594	533,546,174

Increase (Decrease) in Net Assets from Contract Transactions	(35,264,924)	43,284,638	(33,919,824)	(369,437,731)

Total Increase (Decrease) in Net Assets	15,025,933	762,994,601	44,998,770	164,108,443

Net Assets as of December 31, 2019:	$374,973,973	$5,681,558,353	$494,980,786	$3,277,444,014

Investment Income:
Reinvested Dividends	7,800,885	112,096,787	9,547,619	55,077,875
Investment Expense:
Mortality and Expense Risk and Administrative Charges	5,451,820	71,570,847	7,172,173	43,185,837

Net Investment Income (Loss)	2,349,065	40,525,940	2,375,446	11,892,038

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	10,756,700	172,794,247	24,082,801	159,257,142
Realized Gain (Loss) on Investments	5,657,108	24,679,988	5,389,502	16,559,455

Net Realized Capital Gains (Losses) on Investments	16,413,808	197,474,235	29,472,303	175,816,597
Net Change in Unrealized Appreciation (Depreciation)	18,560,769	367,396,053	28,437,579	190,092,382

Net Gain (Loss) on Investment	34,974,577	564,870,288	57,909,882	365,908,979

Net Increase (Decrease) in Net Assets Resulting from Operations	37,323,642	605,396,228	60,285,328	377,801,017

Increase (Decrease) in Net Assets from Contract Transactions	(26,100,100)	(137,417,836)	(28,923,362)	(318,448,359)

Total Increase (Decrease) in Net Assets	11,223,542	467,978,392	31,361,966	59,352,658

Net Assets as of December 31, 2020:	$386,197,515	$6,149,536,745	$526,342,752	$3,336,796,672

See Accompanying Notes.
(1) See Footnote 1	24

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA JPMorgan Core Bond Service Class	TA JPMorgan Enhanced Index Initial Class	TA JPMorgan Enhanced Index Service Class	TA JPMorgan International Moderate Growth Initial Class	TA JPMorgan International Moderate Growth Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$232,204,364	$111,021,328	$57,236,560	$84,487	$537,377,054

Investment Income:
Reinvested Dividends	5,829,954	1,473,131	667,969	2,172	11,037,318
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,207,349	1,867,272	961,506	412	7,716,048

Net Investment Income (Loss)	2,622,605	(394,141)	(293,537)	1,760	3,321,270

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	14,476,252	8,244,698	7,630	44,291,180
Realized Gain (Loss) on Investments	(7,598)	3,942,233	2,224,941	39	5,339,556

Net Realized Capital Gains (Losses) on Investments	(7,598)	18,418,485	10,469,639	7,669	49,630,736
Net Change in Unrealized Appreciation (Depreciation)	13,619,569	13,119,264	6,856,296	5,186	27,838,581

Net Gain (Loss) on Investment	13,611,971	31,537,749	17,325,935	12,855	77,469,317

Net Increase (Decrease) in Net Assets Resulting from Operations	16,234,576	31,143,608	17,032,398	14,615	80,790,587

Increase (Decrease) in Net Assets from Contract Transactions	19,361,671	(6,757,316)	5,305,348	1,093	(61,670,384)

Total Increase (Decrease) in Net Assets	35,596,247	24,386,292	22,337,746	15,708	19,120,203

Net Assets as of December 31, 2019:	$267,800,611	$135,407,620	$79,574,306	$100,195	$556,497,257

Investment Income:
Reinvested Dividends	9,991,303	1,872,973	1,066,901	2,695	12,538,703
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,732,932	1,962,728	1,118,914	437	7,140,652

Net Investment Income (Loss)	6,258,371	(89,755)	(52,013)	2,258	5,398,051

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	746,919	10,343,959	6,847,779	9	46,651
Realized Gain (Loss) on Investments	2,077,773	4,660,248	1,906,189	95	2,840,405

Net Realized Capital Gains (Losses) on Investments	2,824,692	15,004,207	8,753,968	104	2,887,056
Net Change in Unrealized Appreciation (Depreciation)	6,990,321	7,144,775	5,937,364	12,006	53,371,897

Net Gain (Loss) on Investment	9,815,013	22,148,982	14,691,332	12,110	56,258,953

Net Increase (Decrease) in Net Assets Resulting from Operations	16,073,384	22,059,227	14,639,319	14,368	61,657,004

Increase (Decrease) in Net Assets from Contract Transactions	36,621,243	(14,371,901)	4,322,983	(452)	(61,330,397)

Total Increase (Decrease) in Net Assets	52,694,627	7,687,326	18,962,302	13,916	326,607

Net Assets as of December 31, 2020:	$320,495,238	$143,094,946	$98,536,608	$114,111	$556,823,864

See Accompanying Notes.
(1) See Footnote 1	25

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA JPMorgan Mid Cap Value Service Class	TA JPMorgan Tactical Allocation Service Class	TA Legg Mason Dynamic Allocation - Balanced Service Class	TA Legg Mason Dynamic Allocation - Growth Service Class	TA Madison Diversified Income Service Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$186,121,537	$1,151,582,075	$987,628,491	$430,016,813	$135,787,858

Investment Income:
Reinvested Dividends	2,563,789	24,774,954	16,395,325	6,040,645	2,462,521
Investment Expense:
Mortality and Expense Risk and Administrative Charges	3,049,410	14,706,061	13,284,556	5,936,951	2,118,885

Net Investment Income (Loss)	(485,621)	10,068,893	3,110,769	103,694	343,636

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	20,249,433	14,785,175	25,956,607	15,179,641	4,200,418
Realized Gain (Loss) on Investments	(9,376,975)	12,322,780	9,350,639	2,775,208	3,250,970

Net Realized Capital Gains (Losses) on Investments	10,872,458	27,107,955	35,307,246	17,954,849	7,451,388
Net Change in Unrealized Appreciation (Depreciation)	35,147,700	81,596,842	100,709,631	44,595,902	11,824,331

Net Gain (Loss) on Investment	46,020,158	108,704,797	136,016,877	62,550,751	19,275,719

Net Increase (Decrease) in Net Assets Resulting from Operations	45,534,537	118,773,690	139,127,646	62,654,445	19,619,355

Increase (Decrease) in Net Assets from Contract Transactions	5,820,491	(49,756,104)	(78,607,471)	(44,885,639)	23,980,323

Total Increase (Decrease) in Net Assets	51,355,028	69,017,586	60,520,175	17,768,806	43,599,678

Net Assets as of December 31, 2019:	$237,476,565	$1,220,599,661	$1,048,148,666	$447,785,619	$179,387,536

Investment Income:
Reinvested Dividends	2,105,932	25,355,507	16,083,619	6,475,530	2,790,387
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,759,099	14,967,267	12,542,376	5,443,302	2,267,168

Net Investment Income (Loss)	(653,167)	10,388,240	3,541,243	1,032,228	523,219

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	7,962,414	29,005,275	12,130,147	4,353,012	4,095,860
Realized Gain (Loss) on Investments	(20,447,987)	15,579,374	6,811,804	1,321,801	4,039,729

Net Realized Capital Gains (Losses) on Investments	(12,485,573)	44,584,649	18,941,951	5,674,813	8,135,589
Net Change in Unrealized Appreciation (Depreciation)	11,536,195	71,143,140	(42,906,483)	(22,720,448)	2,010,765

Net Gain (Loss) on Investment	(949,378)	115,727,789	(23,964,532)	(17,045,635)	10,146,354

Net Increase (Decrease) in Net Assets Resulting from Operations	(1,602,545)	126,116,029	(20,423,289)	(16,013,407)	10,669,573

Increase (Decrease) in Net Assets from Contract Transactions	(4,866,829)	(46,148,910)	(63,319,757)	(30,653,842)	13,325,271

Total Increase (Decrease) in Net Assets	(6,469,374)	79,967,119	(83,743,046)	(46,667,249)	23,994,844

Net Assets as of December 31, 2020:	$231,007,191	$1,300,566,780	$964,405,620	$401,118,370	$203,382,380

See Accompanying Notes.
(1) See Footnote 1	26

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Managed Risk - Balanced ETF Service Class	TA Managed Risk - Conservative ETF Service Class	TA Managed Risk - Growth ETF Service Class	TA Market Participation Strategy Service Class	TA Morgan Stanley Capital Growth Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$5,298,234,531	$671,687,849	$2,384,647,311	$382,090,653	$134,713,516

Investment Income:
Reinvested Dividends	107,283,277	13,679,281	42,797,231	3,518,646	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	68,568,677	8,529,586	32,281,521	5,336,769	2,887,113

Net Investment Income (Loss)	38,714,600	5,149,695	10,515,710	(1,818,123)	(2,887,113)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	142,916,040	32,802,567	212,911,928	58,220,832	12,616,763
Realized Gain (Loss) on Investments	45,100,331	5,395,206	18,804,655	4,359,375	12,126,792

Net Realized Capital Gains (Losses) on Investments	188,016,371	38,197,773	231,716,583	62,580,207	24,743,555
Net Change in Unrealized Appreciation (Depreciation)	497,514,740	25,540,454	160,009,671	621,541	20,999,733

Net Gain (Loss) on Investment	685,531,111	63,738,227	391,726,254	63,201,748	45,743,288

Net Increase (Decrease) in Net Assets Resulting from Operations	724,245,711	68,887,922	402,241,964	61,383,625	42,856,175

Increase (Decrease) in Net Assets from Contract Transactions	(452,442,136)	(74,440,307)	(310,212,088)	(49,814,141)	194,871,962

Total Increase (Decrease) in Net Assets	271,803,575	(5,552,385)	92,029,876	11,569,484	237,728,137

Net Assets as of December 31, 2019:	$5,570,038,106	$666,135,464	$2,476,677,187	$393,660,137	$372,441,653

Investment Income:
Reinvested Dividends	107,737,420	13,982,868	45,616,051	4,013,688	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	64,767,373	8,016,326	29,100,913	5,464,772	7,960,726

Net Investment Income (Loss)	42,970,047	5,966,542	16,515,138	(1,451,084)	(7,960,726)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	66,255,851	2,179,084	61,333,390	4,889,286	20,977,154
Realized Gain (Loss) on Investments	38,305,337	3,352,069	(6,081,539)	4,612,192	45,000,957

Net Realized Capital Gains (Losses) on Investments	104,561,188	5,531,153	55,251,851	9,501,478	65,978,111
Net Change in Unrealized Appreciation (Depreciation)	(12,291,670)	9,851,751	(22,099,510)	61,265,275	345,062,731

Net Gain (Loss) on Investment	92,269,518	15,382,904	33,152,341	70,766,753	411,040,842

Net Increase (Decrease) in Net Assets Resulting from Operations	135,239,565	21,349,446	49,667,479	69,315,669	403,080,116

Increase (Decrease) in Net Assets from Contract Transactions	(428,250,515)	(54,633,851)	(260,313,552)	(31,472,366)	(64,427,405)

Total Increase (Decrease) in Net Assets	(293,010,950)	(33,284,405)	(210,646,073)	37,843,303	338,652,711

Net Assets as of December 31, 2020:	$5,277,027,156	$632,851,059	$2,266,031,114	$431,503,440	$711,094,364

See Accompanying Notes.
(1) See Footnote 1	27

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Morgan Stanley Capital Growth Service Class	TA Morgan Stanley Global Allocation Service Class	TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	TA MSCI EAFE Index Service Class	TA Multi-Managed Balanced Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$108,734,790	$1,101,022,848	$216,773,827	$16,267,170	$84,092,450

Investment Income:
Reinvested Dividends	-	10,556,258	7,293,995	334,189	1,506,296
Investment Expense:
Mortality and Expense Risk and Administrative Charges	2,548,949	15,534,231	3,172,228	337,267	1,351,658

Net Investment Income (Loss)	(2,548,949)	(4,977,973)	4,121,767	(3,078)	154,638

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	14,649,508	46,258,602	-	-	5,711,081
Realized Gain (Loss) on Investments	5,416,085	15,236,495	(676,577)	(135,583)	996,245

Net Realized Capital Gains (Losses) on Investments	20,065,593	61,495,097	(676,577)	(135,583)	6,707,326
Net Change in Unrealized Appreciation (Depreciation)	16,433,537	112,916,895	26,642,324	4,464,035	9,445,988

Net Gain (Loss) on Investment	36,499,130	174,411,992	25,965,747	4,328,452	16,153,314

Net Increase (Decrease) in Net Assets Resulting from Operations	33,950,181	169,434,019	30,087,514	4,325,374	16,307,952

Increase (Decrease) in Net Assets from Contract Transactions	219,360,845	(133,073,774)	24,595,727	17,431,110	(3,277,657)

Total Increase (Decrease) in Net Assets	253,311,026	36,360,245	54,683,241	21,756,484	13,030,295

Net Assets as of December 31, 2019:	$362,045,816	$1,137,383,093	$271,457,068	$38,023,654	$97,122,745

Investment Income:
Reinvested Dividends	-	10,055,767	3,419,632	697,970	1,568,587
Investment Expense:
Mortality and Expense Risk and Administrative Charges	7,644,774	14,846,463	3,438,828	549,934	1,458,110

Net Investment Income (Loss)	(7,644,774)	(4,790,696)	(19,196)	148,036	110,477

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	23,690,107	40,666,907	6,771,253	55,755	4,024,250
Realized Gain (Loss) on Investments	39,334,242	20,497,180	(131,981)	(298,316)	1,651,237

Net Realized Capital Gains (Losses) on Investments	63,024,349	61,164,087	6,639,272	(242,561)	5,675,487
Net Change in Unrealized Appreciation (Depreciation)	377,310,162	112,331,355	7,209,782	4,555,874	7,233,097

Net Gain (Loss) on Investment	440,334,511	173,495,442	13,849,054	4,313,313	12,908,584

Net Increase (Decrease) in Net Assets Resulting from Operations	432,689,737	168,704,746	13,829,858	4,461,349	13,019,061

Increase (Decrease) in Net Assets from Contract Transactions	73,403,920	(122,974,679)	(2,852,876)	10,901,656	472,865

Total Increase (Decrease) in Net Assets	506,093,657	45,730,067	10,976,982	15,363,005	13,491,926

Net Assets as of December 31, 2020:	$868,139,473	$1,183,113,160	$282,434,050	$53,386,659	$110,614,671

See Accompanying Notes.
(1) See Footnote 1	28

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Multi-Managed Balanced Service Class	TA PIMCO Tactical - Balanced Service Class	TA PIMCO Tactical - Conservative Service Class	TA PIMCO Tactical - Growth Service Class	TA PIMCO Total Return Initial Class
	Subaccount	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$1,113,804,034	$514,523,316	$237,796,879	$311,059,978	$157,867,721

Investment Income:
Reinvested Dividends	17,292,347	874,129	239,713	-	4,096,823
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,700,112	7,271,934	3,387,981	4,561,470	2,509,833

Net Investment Income (Loss)	1,592,235	(6,397,805)	(3,148,268)	(4,561,470)	1,586,990

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	77,203,898	-	-	-	-
Realized Gain (Loss) on Investments	13,946,970	1,164,739	33,534	(36,653)	(1,944)

Net Realized Capital Gains (Losses) on Investments	91,150,868	1,164,739	33,534	(36,653)	(1,944)
Net Change in Unrealized Appreciation (Depreciation)	124,185,551	94,354,402	40,138,371	64,403,621	8,914,092

Net Gain (Loss) on Investment	215,336,419	95,519,141	40,171,905	64,366,968	8,912,148

Net Increase (Decrease) in Net Assets Resulting from Operations	216,928,654	89,121,336	37,023,637	59,805,498	10,499,138

Increase (Decrease) in Net Assets from Contract Transactions	(69,033,651)	(58,503,994)	(17,066,920)	(26,637,950)	(5,783,092)

Total Increase (Decrease) in Net Assets	147,895,003	30,617,342	19,956,717	33,167,548	4,716,046

Net Assets as of December 31, 2019:	$1,261,699,037	$545,140,658	$257,753,596	$344,227,526	$162,583,767

Investment Income:
Reinvested Dividends	16,963,716	17,094,914	3,640,236	12,932,628	6,778,208
Investment Expense:
Mortality and Expense Risk and Administrative Charges	16,053,790	7,114,185	3,457,074	4,526,228	2,498,740

Net Investment Income (Loss)	909,926	9,980,729	183,162	8,406,400	4,279,468

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	51,268,643	33,338,578	16,888,468	27,386,122	700,078
Realized Gain (Loss) on Investments	20,576,042	3,321,398	3,804,266	937,907	1,681,329

Net Realized Capital Gains (Losses) on Investments	71,844,685	36,659,976	20,692,734	28,324,029	2,381,407
Net Change in Unrealized Appreciation (Depreciation)	93,449,445	(9,684,567)	518,696	(12,738,914)	2,561,682

Net Gain (Loss) on Investment	165,294,130	26,975,409	21,211,430	15,585,115	4,943,089

Net Increase (Decrease) in Net Assets Resulting from Operations	166,204,056	36,956,138	21,394,592	23,991,515	9,222,557

Increase (Decrease) in Net Assets from Contract Transactions	(83,049,342)	(48,084,945)	395,841	(27,566,132)	(8,437,662)

Total Increase (Decrease) in Net Assets	83,154,714	(11,128,807)	21,790,433	(3,574,617)	784,895

Net Assets as of December 31, 2020:	$1,344,853,751	$534,011,851	$279,544,029	$340,652,909	$163,368,662

See Accompanying Notes.
(1) See Footnote 1	29

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA PIMCO Total Return Service Class	TA PineBridge Inflation Opportunities Service Class	TA ProFunds UltraBear Service Class (OAM)	TA QS Investors Active Asset Allocation - Conservative Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$717,759,315	$154,495,130	$35,025,006	$347,965,665

Investment Income:
Reinvested Dividends	16,331,128	3,497,099	-	6,782,317
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,767,345	2,087,831	288,058	4,427,169

Net Investment Income (Loss)	6,563,783	1,409,268	(288,058)	2,355,148

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	25,680,357
Realized Gain (Loss) on Investments	(2,044,052)	(594,665)	(6,815,895)	2,015,097

Net Realized Capital Gains (Losses) on Investments	(2,044,052)	(594,665)	(6,815,895)	27,695,454
Net Change in Unrealized Appreciation (Depreciation)	42,661,676	9,179,315	(5,687,350)	2,337,458

Net Gain (Loss) on Investment	40,617,624	8,584,650	(12,503,245)	30,032,912

Net Increase (Decrease) in Net Assets Resulting from Operations	47,181,407	9,993,918	(12,791,303)	32,388,060

Increase (Decrease) in Net Assets from Contract Transactions	(43,524,458)	(16,149,953)	(9,603,119)	(41,008,791)

Total Increase (Decrease) in Net Assets	3,656,949	(6,156,035)	(22,394,422)	(8,620,731)

Net Assets as of December 31, 2019:	$721,416,264	$148,339,095	$12,630,584	$339,344,934

Investment Income:
Reinvested Dividends	29,355,332	2,207,170	44,817	6,183,462
Investment Expense:
Mortality and Expense Risk and Administrative Charges	9,780,140	1,977,060	244,404	4,035,146

Net Investment Income (Loss)	19,575,192	230,110	(199,587)	2,148,316

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,218,082	-	-	4,565,629
Realized Gain (Loss) on Investments	3,065,908	637,130	(16,072,621)	183,522

Net Realized Capital Gains (Losses) on Investments	6,283,990	637,130	(16,072,621)	4,749,151
Net Change in Unrealized Appreciation (Depreciation)	15,819,786	9,115,711	(2,650,596)	8,611,726

Net Gain (Loss) on Investment	22,103,776	9,752,841	(18,723,217)	13,360,877

Net Increase (Decrease) in Net Assets Resulting from Operations	41,678,968	9,982,951	(18,922,804)	15,509,193

Increase (Decrease) in Net Assets from Contract Transactions	(39,659,220)	(12,147,469)	15,146,006	(38,740,125)

Total Increase (Decrease) in Net Assets	2,019,748	(2,164,518)	(3,776,798)	(23,230,932)

Net Assets as of December 31, 2020:	$723,436,012	$146,174,577	$8,853,786	$316,114,002

See Accompanying Notes.
(1) See Footnote 1	30

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA QS Investors Active Asset Allocation - Moderate Service Class	TA QS Investors Active Asset Allocation - Moderate Growth Service Class	TA Rothschild & Co Large Cap Value Service Class	TA S&P 500 Index Service Class
	Subaccount	Subaccount	Subaccount	Subaccount

Net Assets as of December 31, 2018:	$1,333,011,023	$540,380,113	$2,100,210	$46,909,805

Investment Income:
Reinvested Dividends	24,280,233	8,823,944	16,101	515,412
Investment Expense:
Mortality and Expense Risk and Administrative Charges	17,397,965	7,126,303	78,908	1,393,588

Net Investment Income (Loss)	6,882,268	1,697,641	(62,807)	(878,176)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	91,801,781	35,006,466	20,620	-
Realized Gain (Loss) on Investments	6,909,576	1,891,934	(3,336)	2,401,194

Net Realized Capital Gains (Losses) on Investments	98,711,357	36,898,400	17,284	2,401,194
Net Change in Unrealized Appreciation (Depreciation)	18,351,805	11,532,385	707,781	22,743,215

Net Gain (Loss) on Investment	117,063,162	48,430,785	725,065	25,144,409

Net Increase (Decrease) in Net Assets Resulting from Operations	123,945,430	50,128,426	662,258	24,266,233

Increase (Decrease) in Net Assets from Contract Transactions	(125,911,387)	(68,499,405)	8,181,982	107,565,996

Total Increase (Decrease) in Net Assets	(1,965,957)	(18,370,979)	8,844,240	131,832,229

Net Assets as of December 31, 2019:	$1,331,045,066	$522,009,134	$10,944,450	$178,742,034

Investment Income:
Reinvested Dividends	22,973,150	8,144,040	104,166	1,627,758
Investment Expense:
Mortality and Expense Risk and Administrative Charges	15,837,706	6,024,506	187,522	2,978,243

Net Investment Income (Loss)	7,135,444	2,119,534	(83,356)	(1,350,485)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	22,736,424	8,948,135	331,715	754,568
Realized Gain (Loss) on Investments	(4,394,738)	(6,047,735)	(865,457)	5,930,164

Net Realized Capital Gains (Losses) on Investments	18,341,686	2,900,400	(533,742)	6,684,732
Net Change in Unrealized Appreciation (Depreciation)	(6,695,177)	(25,427,833)	2,975,482	37,762,828

Net Gain (Loss) on Investment	11,646,509	(22,527,433)	2,441,740	44,447,560

Net Increase (Decrease) in Net Assets Resulting from Operations	18,781,953	(20,407,899)	2,358,384	43,097,075

Increase (Decrease) in Net Assets from Contract Transactions	(115,217,731)	(58,435,409)	10,336,915	72,829,102

Total Increase (Decrease) in Net Assets	(96,435,778)	(78,843,308)	12,695,299	115,926,177

Net Assets as of December 31, 2020:	$1,234,609,288	$443,165,826	$23,639,749	$294,668,211

See Accompanying Notes.
(1) See Footnote 1	31

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA Small/Mid Cap Value Initial Class Subaccount	TA Small/Mid Cap Value Service Class Subaccount	TA T. Rowe Price Small Cap Initial Class Subaccount	TA T. Rowe Price Small Cap Service Class Subaccount	TA TS&W International Equity Initial Class Subaccount
Net Assets as of December 31, 2018:	$105,244,710	$105,380,785	$114,179,188	$210,676,582	$73,746,197

Investment Income:
Reinvested Dividends	1,086,176	981,649	-	-	1,110,047
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,650,832	1,794,343	1,927,301	3,699,496	1,163,623

Net Investment Income (Loss)	(564,656)	(812,694)	(1,927,301)	(3,699,496)	(53,576)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	8,651,799	10,441,789	13,441,168	30,319,550	1,226,180
Realized Gain (Loss) on Investments	697,973	(2,125,789)	6,005,618	3,394,216	708,350

Net Realized Capital Gains (Losses) on Investments	9,349,772	8,316,000	19,446,786	33,713,766	1,934,530
Net Change in Unrealized Appreciation (Depreciation)	14,825,264	18,213,090	16,120,170	37,296,641	11,910,780

Net Gain (Loss) on Investment	24,175,036	26,529,090	35,566,956	71,010,407	13,845,310

Net Increase (Decrease) in Net Assets Resulting from Operations	23,610,380	25,716,396	33,639,655	67,310,911	13,791,734

Increase (Decrease) in Net Assets from Contract Transactions	(14,128,499)	18,532,327	(11,439,096)	35,693,531	(4,280,031)

Total Increase (Decrease) in Net Assets	9,481,881	44,248,723	22,200,559	103,004,442	9,511,703

Net Assets as of December 31, 2019:	$114,726,591	$149,629,508	$136,379,747	$313,681,024	$83,257,900

Investment Income:
Reinvested Dividends	1,095,171	1,367,467	-	-	2,233,573
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,345,013	1,820,654	1,875,898	4,197,366	1,066,002

Net Investment Income (Loss)	(249,842)	(453,187)	(1,875,898)	(4,197,366)	1,167,571

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	3,816,044	5,953,843	8,740,251	23,584,756	-
Realized Gain (Loss) on Investments	(1,698,784)	(7,945,570)	5,040,994	721,605	327,041

Net Realized Capital Gains (Losses) on Investments	2,117,260	(1,991,727)	13,781,245	24,306,361	327,041
Net Change in Unrealized Appreciation (Depreciation)	(1,269,950)	8,696,814	13,883,824	48,840,522	1,548,290

Net Gain (Loss) on Investment	847,310	6,705,087	27,665,069	73,146,883	1,875,331

Net Increase (Decrease) in Net Assets Resulting from Operations	597,468	6,251,900	25,789,171	68,949,517	3,042,902

Increase (Decrease) in Net Assets from Contract Transactions	(10,063,488)	9,890,935	(13,273,338)	10,385,285	(4,866,621)

Total Increase (Decrease) in Net Assets	(9,466,020)	16,142,835	12,515,833	79,334,802	(1,823,719)

Net Assets as of December 31, 2020:	$105,260,571	$165,772,343	$148,895,580	$393,015,826	$81,434,181

See Accompanying Notes.
(1) See Footnote 1	32

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	TA TS&W International Equity Service Class Subaccount	TA WMC US Growth Initial Class Subaccount	TA WMC US Growth Service Class Subaccount	Vanguard® Balanced Subaccount(1)	Vanguard® Capital Growth Subaccount(1)
Net Assets as of December 31, 2018:	$35,983,797	$249,568,122	$113,091,417	$-	$-

Investment Income:
Reinvested Dividends	486,806	371,499	-	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	571,529	4,741,174	2,083,424	-	-

Net Investment Income (Loss)	(84,723)	(4,369,675)	(2,083,424)	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	657,504	24,192,674	12,787,344	-	-
Realized Gain (Loss) on Investments	365,263	10,842,221	5,458,155	-	-

Net Realized Capital Gains (Losses) on Investments	1,022,767	35,034,895	18,245,499	-	-
Net Change in Unrealized Appreciation (Depreciation)	6,187,515	69,445,269	31,106,036	-	-

Net Gain (Loss) on Investment	7,210,282	104,480,164	49,351,535	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	7,125,559	100,110,489	47,268,111	-	-

Increase (Decrease) in Net Assets from Contract Transactions	3,194,704	110,770,947	61,999,824	-	-

Total Increase (Decrease) in Net Assets	10,320,263	210,881,436	109,267,935	-	-

Net Assets as of December 31, 2019:	$46,304,060	$460,449,558	$222,359,352	$-	$-

Investment Income:
Reinvested Dividends	1,314,406	516,976	-	204	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	593,049	7,370,767	3,463,532	741	290

Net Investment Income (Loss)	721,357	(6,853,791)	(3,463,532)	(537)	(290)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	37,636,576	20,807,267	248	-
Realized Gain (Loss) on Investments	(108,217)	23,018,664	17,926,994	7,032	828

Net Realized Capital Gains (Losses) on Investments	(108,217)	60,655,240	38,734,261	7,280	828
Net Change in Unrealized Appreciation (Depreciation)	2,373,604	97,826,590	45,871,435	55,072	26,979

Net Gain (Loss) on Investment	2,265,387	158,481,830	84,605,696	62,352	27,807

Net Increase (Decrease) in Net Assets Resulting from Operations	2,986,744	151,628,039	81,142,164	61,815	27,517

Increase (Decrease) in Net Assets from Contract Transactions	5,232,679	(44,219,854)	10,978,597	798,760	225,789

Total Increase (Decrease) in Net Assets	8,219,423	107,408,185	92,120,761	860,575	253,306

Net Assets as of December 31, 2020:	$54,523,483	$567,857,743	$314,480,113	$860,575	$253,306

See Accompanying Notes.
(1) See Footnote 1	33

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Vanguard® Conservative Allocation Subaccount(1)	Vanguard® Diversified Value Subaccount(1)	Vanguard® Equity Income Subaccount(1)	Vanguard® Equity Index Subaccount	Vanguard® Global Bond Index Subaccount(1)
Net Assets as of December 31, 2018:	$-	$-	$-	$4,075,298	$-

Investment Income:
Reinvested Dividends	-	-	-	88,937	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	-	38,875	-

Net Investment Income (Loss)	-	-	-	50,062	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	-	116,449	-
Realized Gain (Loss) on Investments	-	-	-	85,070	-

Net Realized Capital Gains (Losses) on Investments	-	-	-	201,519	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	-	965,398	-

Net Gain (Loss) on Investment	-	-	-	1,166,917	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	-	1,216,979	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	-	(219,897)	-

Total Increase (Decrease) in Net Assets	-	-	-	997,082	-

Net Assets as of December 31, 2019:	$-	$-	$-	$5,072,380	$-

Investment Income:
Reinvested Dividends	168	-	220	77,626	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	774	59	107	34,965	19

Net Investment Income (Loss)	(606)	(59)	113	42,661	(19)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	103	-	275	91,064	-
Realized Gain (Loss) on Investments	369	7	31	129,690	-

Net Realized Capital Gains (Losses) on Investments	472	7	306	220,754	-
Net Change in Unrealized Appreciation (Depreciation)	32,649	8,469	13,962	455,516	321

Net Gain (Loss) on Investment	33,121	8,476	14,268	676,270	321

Net Increase (Decrease) in Net Assets Resulting from Operations	32,515	8,417	14,381	718,931	302

Increase (Decrease) in Net Assets from Contract Transactions	430,968	52,065	135,845	(150,506)	41,140

Total Increase (Decrease) in Net Assets	463,483	60,482	150,226	568,425	41,442

Net Assets as of December 31, 2020:	$463,483	$60,482	$150,226	$5,640,805	$41,442

See Accompanying Notes.
(1) See Footnote 1	34

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Vanguard® Growth Subaccount(1)	Vanguard® High Yield Bond Subaccount(1)	Vanguard® International Subaccount	Vanguard® Mid-Cap Index Subaccount	Vanguard® Moderate Allocation Subaccount(1)
Net Assets as of December 31, 2018:	$-	$-	$1,859,489	$1,356,724	$-

Investment Income:
Reinvested Dividends	-	-	30,117	24,716	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	-	17,901	15,862	-

Net Investment Income (Loss)	-	-	12,216	8,854	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	65,677	127,406	-
Realized Gain (Loss) on Investments	-	-	54,065	4,642	-

Net Realized Capital Gains (Losses) on Investments	-	-	119,742	132,048	-
Net Change in Unrealized Appreciation (Depreciation)	-	-	476,067	302,317	-

Net Gain (Loss) on Investment	-	-	595,809	434,365	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	-	608,025	443,219	-

Increase (Decrease) in Net Assets from Contract Transactions	-	-	363,456	487,137	-

Total Increase (Decrease) in Net Assets	-	-	971,481	930,356	-

Net Assets as of December 31, 2019:	$-	$-	$2,830,970	$2,287,080	$-

Investment Income:
Reinvested Dividends	-	-	36,094	30,822	179
Investment Expense:
Mortality and Expense Risk and Administrative Charges	621	40	24,158	18,356	1,305

Net Investment Income (Loss)	(621)	(40)	11,936	12,466	(1,126)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	-	65,969	115,404	165
Realized Gain (Loss) on Investments	3,319	29	260,769	(77,102)	2,013

Net Realized Capital Gains (Losses) on Investments	3,319	29	326,738	38,302	2,178
Net Change in Unrealized Appreciation (Depreciation)	86,635	1,390	1,109,227	306,388	123,790

Net Gain (Loss) on Investment	89,954	1,419	1,435,965	344,690	125,968

Net Increase (Decrease) in Net Assets Resulting from Operations	89,333	1,379	1,447,901	357,156	124,842

Increase (Decrease) in Net Assets from Contract Transactions	499,152	42,762	203,800	683,748	3,063,897

Total Increase (Decrease) in Net Assets	588,485	44,141	1,651,701	1,040,904	3,188,739

Net Assets as of December 31, 2020:	$588,485	$44,141	$4,482,671	$3,327,984	$3,188,739

See Accompanying Notes.
(1) See Footnote 1	35

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Vanguard® Money Market Subaccount(1)	Vanguard® Real Estate Index Subaccount	Vanguard® Short-Term Investment Grade Subaccount	Vanguard® Total Bond Market Index Subaccount	Vanguard® Total International Stock Market Index Subaccount(1)
Net Assets as of December 31, 2018:	$-	$452,464	$3,028,267	$2,198,323	$-

Investment Income:
Reinvested Dividends	-	14,364	88,869	65,013	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	4,436	26,164	22,592	-

Net Investment Income (Loss)	-	9,928	62,705	42,421	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	25,960	-	-	-
Realized Gain (Loss) on Investments	-	2,015	6,591	1,324	-

Net Realized Capital Gains (Losses) on Investments	-	27,975	6,591	1,324	-
Net Change in Unrealized Appreciation (Depreciation)	-	92,650	103,276	168,929	-

Net Gain (Loss) on Investment	-	120,625	109,867	170,253	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	130,553	172,572	212,674	-

Increase (Decrease) in Net Assets from Contract Transactions	-	141,035	1,037,376	1,260,404	-

Total Increase (Decrease) in Net Assets	-	271,588	1,209,948	1,473,078	-

Net Assets as of December 31, 2019:	$-	$724,052	$4,238,215	$3,671,401	$-

Investment Income:
Reinvested Dividends	288	17,577	123,648	95,673	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,005	6,092	38,601	36,021	182

Net Investment Income (Loss)	(717)	11,485	85,047	59,652	(182)

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	11,053	-	-	-
Realized Gain (Loss) on Investments	-	(43,852)	64,791	37,367	1,660

Net Realized Capital Gains (Losses) on Investments	-	(32,799)	64,791	37,367	1,660
Net Change in Unrealized Appreciation (Depreciation)	-	(6,588)	79,792	172,949	46,322

Net Gain (Loss) on Investment	-	(39,387)	144,583	210,316	47,982

Net Increase (Decrease) in Net Assets Resulting from Operations	(717)	(27,902)	229,630	269,968	47,800

Increase (Decrease) in Net Assets from Contract Transactions	871,824	471,128	1,481,049	2,767,928	414,742

Total Increase (Decrease) in Net Assets	871,107	443,226	1,710,679	3,037,896	462,542

Net Assets as of December 31, 2020:	$871,107	$1,167,278	$5,948,894	$6,709,297	$462,542

See Accompanying Notes.
(1) See Footnote 1	36

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Vanguard® Total Stock Market Index Subaccount(1)	Voya Global Perspectives Class S Shares Subaccount	Voya Large Cap Value Class S Shares Subaccount	Voya Strategic Allocation Conservative Class S Shares Subaccount	Voya Strategic Allocation Moderate Class S Shares Subaccount
Net Assets as of December 31, 2018:	$-	$19,217	$1,008	$-	$-

Investment Income:
Reinvested Dividends	-	700	22	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	-	271	15	-	-

Net Investment Income (Loss)	-	429	7	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	-	868	79	-	-
Realized Gain (Loss) on Investments	-	57	5	-	-

Net Realized Capital Gains (Losses) on Investments	-	925	84	-	-
Net Change in Unrealized Appreciation (Depreciation)	-	1,814	140	-	-

Net Gain (Loss) on Investment	-	2,739	224	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	-	3,168	231	-	-

Increase (Decrease) in Net Assets from Contract Transactions	-	(61)	(23)	-	-

Total Increase (Decrease) in Net Assets	-	3,107	208	-	-

Net Assets as of December 31, 2019:	$-	$22,324	$1,216	$-	$-

Investment Income:
Reinvested Dividends	132	674	24	-	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	708	289	14	-	-

Net Investment Income (Loss)	(576)	385	10	-	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	255	691	107	-	-
Realized Gain (Loss) on Investments	10,903	(26)	2	-	-

Net Realized Capital Gains (Losses) on Investments	11,158	665	109	-	-
Net Change in Unrealized Appreciation (Depreciation)	113,428	1,848	(51)	-	-

Net Gain (Loss) on Investment	124,586	2,513	58	-	-

Net Increase (Decrease) in Net Assets Resulting from Operations	124,010	2,898	68	-	-

Increase (Decrease) in Net Assets from Contract Transactions	911,699	2,836	35	-	-

Total Increase (Decrease) in Net Assets	1,035,709	5,734	103	-	-

Net Assets as of December 31, 2020:	$1,035,709	$28,058	$1,319	$-	$-

See Accompanying Notes.
(1) See Footnote 1	37

Transamerica Life Insurance Company

Separate Account VA B

Statements of Operations and Changes in Net Assets

Years Ended December 31, 2019 and 2020, Except as Noted

	Wanger International Subaccount	Wanger USA Subaccount
Net Assets as of December 31, 2018:	$262,615	$-

Investment Income:
Reinvested Dividends	2,806	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,626	-

Net Investment Income (Loss)	1,180	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	32,091	-
Realized Gain (Loss) on Investments	(2,530)	-

Net Realized Capital Gains (Losses) on Investments	29,561	-
Net Change in Unrealized Appreciation (Depreciation)	52,854	-

Net Gain (Loss) on Investment	82,415	-

Net Increase (Decrease) in Net Assets Resulting from Operations	83,595	-

Increase (Decrease) in Net Assets from Contract Transactions	23,641	-

Total Increase (Decrease) in Net Assets	107,236	-

Net Assets as of December 31, 2019:	$369,851	$-

Investment Income:
Reinvested Dividends	7,108	-
Investment Expense:
Mortality and Expense Risk and Administrative Charges	1,483	-

Net Investment Income (Loss)	5,625	-

Increase (Decrease) in Net Assets from Operations:
Capital Gain Distributions	12,686	-
Realized Gain (Loss) on Investments	(20,137)	-

Net Realized Capital Gains (Losses) on Investments	(7,451)	-
Net Change in Unrealized Appreciation (Depreciation)	35,226	-

Net Gain (Loss) on Investment	27,775	-

Net Increase (Decrease) in Net Assets Resulting from Operations	33,400	-

Increase (Decrease) in Net Assets from Contract Transactions	(145,357)	-

Total Increase (Decrease) in Net Assets	(111,957)	-

Net Assets as of December 31, 2020:	$257,894	$-

See Accompanying Notes.
(1) See Footnote 1	38

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

1. Organization

Separate Account VA B (the Separate Account) is a segregated investment account of Transamerica Life Insurance Company (TLIC), an indirect wholly owned subsidiary of Aegon N.V., a holding company organized under the laws of the Netherlands.

The Separate Account is registered with the Securities and Exchange Commission as a Unit Investment Trust pursuant to provisions of the Investment Company Act of 1940. TLIC and the Separate Account are regulated by the Securities and Exchange Commission. The assets and liabilities of the Separate Account are clearly identified and distinguished from TLIC’s other assets and liabilities. The Separate Account consists of multiple investment subaccounts. Each subaccount invests exclusively in the corresponding portfolio of a Mutual Fund. Each Mutual Fund is registered as an open-end management investment company under the Investment Company Act of 1940, as amended. Activity in these specified investment subaccounts is available to contract owners of Transamerica Variable Annuity Series, MEMBERS® Variable Annuity Series, Partners Variable Annuity Series, Transamerica LandmarkSM Variable Annuity, MEMBERS® LandmarkSM Variable Annuity, Transamerica FreedomSM Variable Annuity, MEMBERS® FreedomSM Variable Annuity, Transamerica Advisor Elite II, Transamerica Income EliteSM II, Transamerica AxiomSM II, Transamerica PrincipiumSM III, Transamerica Retirement Income Plus, Transamerica Variable Annuity O-Share, Transamerica ABC Variable Annuity Series, Transamerica 123 Variable Annuity, Transamerica ExtraSM Variable Annuity, MEMBERS® ExtraSM Variable Annuity, Transamerica LibertySM Variable Annuity, MEMBERS® LibertySM Variable Annuity, Transamerica Advisor EliteSM Variable Annuity, Income EliteSM Variable Annuity, Transamerica AxiomSM Variable Annuity, Transamerica PrincipiumSM II Variable Annuity, Transamerica I-Share Variable Annuity, Transamerica InspireSM Variable Annuity, Transamerica Advisory Annuity, Transamerica AxiomSM III Variable Annuity, Transamerica I-Share II Variable Annuity, and Transamerica Principium IVSM Variable Annuity.

The TA ProFunds UltraBear Service Class (OAM) is included in the subaccount listing only to facilitate a contract owner purchase option.

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
AB Variable Products Series Fund, Inc.	AB Variable Products Series Fund, Inc.
AB Balanced Wealth Strategy Class B Shares	AB Balanced Wealth Strategy Portfolio Class B Shares
AB Growth and Income Class B Shares	AB Growth and Income Portfolio Class B Shares
AB Large Cap Growth Class B Shares	AB Large Cap Growth Portfolio Class B Shares
American Funds Insurance Series®	American Funds Insurance Series®
American Funds - Asset Allocation Class 2 Shares	American Funds - Asset Allocation Fund Class 2 Shares
American Funds - Asset Allocation Class 4 Shares	American Funds - Asset Allocation Fund Class 4 Shares
American Funds - Bond Class 2 Shares	American Funds - Bond Fund Class 2 Shares
American Funds - Bond Class 4 Shares	American Funds - Bond Fund Class 4 Shares
American Funds - Growth Class 2 Shares	American Funds - Growth Fund Class 2 Shares
American Funds - Growth Class 4 Shares	American Funds - Growth Fund Class 4 Shares
American Funds - Growth - Income Class 2 Shares	American Funds - Growth - Income Fund Class 2 Shares
American Funds - Growth - Income Class 4 Shares	American Funds - Growth - Income Fund Class 4 Shares
American Funds - International Class 2 Shares	American Funds - International Fund Class 2 Shares
American Funds - International Class 4 Shares	American Funds - International Fund Class 4 Shares
American Funds - New World Class 4 Shares	American Funds - New World Fund Class 4 Shares
BlackRock Variable Series Funds, Inc.	BlackRock Variable Series Funds, Inc.
BlackRock Basic Value V.I. Class I Shares	BlackRock Basic Value V.I. Fund Class I Shares
BlackRock Global Allocation V.I. Class I Shares	BlackRock Global Allocation V.I. Fund Class I Shares
BlackRock High Yield V.I. Class I Shares	BlackRock High Yield V.I. Fund Class I Shares

39

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
DFA Investment Dimensions Group Inc.	DFA Investment Dimensions Group Inc.
DFA VA Equity Allocation	DFA VA Equity Allocation Portfolio
DFA VA Global Bond	DFA VA Global Bond Portfolio
DFA VA Global Moderate Allocation	DFA VA Global Moderate Allocation Portfolio
DFA VA International Small	DFA VA International Small Portfolio
DFA VA International Value	DFA VA International Value Portfolio
DFA VA Short - Term Fixed	DFA VA Short - Term Fixed Portfolio
DFA VA U.S. Large Value	DFA VA U.S. Large Value Portfolio
DFA VA U.S. Targeted Value	DFA VA U.S. Targeted Value Portfolio
Fidelity® Variable Insurance Products Fund	Fidelity® Variable Insurance Products Fund
Fidelity® VIP Balanced Service Class 2	Fidelity® VIP Balanced Service Portfolio Class 2
Fidelity® VIP Consumer Staples Initial Class	Fidelity® VIP Consumer Staples Portfolio Initial Class
Fidelity® VIP Contrafund® Initial Class	Fidelity® VIP Contrafund® Portfolio Initial Class
Fidelity® VIP Contrafund® Service Class 2	Fidelity® VIP Contrafund® Portfolio Service Class 2
Fidelity® VIP Energy Service Class 2	Fidelity® VIP Energy Portfolio Service Class 2
Fidelity® VIP Equity - Income Initial Class	Fidelity® VIP Equity - Income Portfolio Initial Class
Fidelity® VIP Equity - Income Service Class 2	Fidelity® VIP Equity - Income Portfolio Service Class 2
Fidelity® VIP Growth Initial Class	Fidelity® VIP Growth Portfolio Initial Class
Fidelity® VIP Growth Service Class 2	Fidelity® VIP Growth Portfolio Service Class 2
Fidelity® VIP Growth Opportunities Service Class 2	Fidelity® VIP Growth Opportunities Portfolio Service Class 2
Fidelity® VIP Health Care Service Class 2	Fidelity® VIP Health Care Portfolio Service Class 2
Fidelity® VIP Mid Cap Initial Class	Fidelity® VIP Mid Cap Portfolio Initial Class
Fidelity® VIP Mid Cap Service Class 2	Fidelity® VIP Mid Cap Portfolio Service Class 2
Fidelity® VIP Technology Initial Class	Fidelity® VIP Technology Portfolio Initial Class
Fidelity® VIP Utilities Initial Class	Fidelity® VIP Utilities Portfolio Initial Class
Fidelity® VIP Value Strategies Initial Class	Fidelity® VIP Value Strategies Portfolio Initial Class
Fidelity® VIP Value Strategies Service Class 2	Fidelity® VIP Value Strategies Portfolio Service Class 2
Franklin Templeton Variable Insurance Products Trust	Franklin Templeton Variable Insurance Products Trust
Franklin Allocation Class 4 Shares	Franklin Allocation Fund Class 4 Shares
Franklin Income Class 2 Shares	Franklin Income Class Fund 2 Shares
Franklin Mutual Shares Class 2 Shares	Franklin Mutual Shares Fund Class 2 Shares
Franklin Templeton Foreign Class 2 Shares	Franklin Templeton Foreign Fund Class 2 Shares
AIM Variable Insurance Funds (Invesco Variable Insurance Funds)	AIM Variable Insurance Funds (Invesco Variable Insurance Funds)
Invesco V.I. American Franchise Series II Shares	Invesco V.I. American Franchise Fund Series II Shares
Janus Aspen Series	Janus Aspen Series
Janus Henderson - Enterprise Service Shares	Janus Henderson - Enterprise Portfolio Service Shares
Janus Henderson - Global Research Service Shares	Janus Henderson - Global Research Portfolio Service Shares
Janus Henderson - Mid Cap Value Service Shares	Janus Henderson - Mid Cap Value Portfolio Service Shares
MFS® Variable Insurance Trust	MFS® Variable Insurance Trust
MFS® New Discovery Service Class	MFS® New Discovery Series Service Class
MFS® Total Return Service Class	MFS® Total Return Series Service Class
Nationwide Variable Insurance Trust	Nationwide Variable Insurance Trust
NVIT Emerging Markets Class D Shares	NVIT Emerging Markets Fund Class D Shares

40

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Mutual Fund and Variable Insurance Trust	Mutual Fund and Variable Insurance Trust
Rational Insider Buying VA	Rational Insider Buying VA Fund
Rational Trend Aggregation VA	Rational Trend Aggregation VA Fund
State Street Variable Insurance Series Funds, Inc.	State Street Variable Insurance Series Funds, Inc.
State Street Total Return V.I.S. Class 3 Shares	State Street Total Return V.I.S. Fund Class 3 Shares
Transamerica Series Trust	Transamerica Series Trust
TA 60/40 Allocation Service Class	Transamerica 60/40 Allocation VP Service Class
TA Aegon High Yield Bond Initial Class	Transamerica Aegon High Yield Bond VP Initial Class
TA Aegon High Yield Bond Service Class	Transamerica Aegon High Yield Bond VP Service Class
TA Aegon Sustainable Equity Income Initial Class	Transamerica Aegon Sustainable Equity Income VP Initial Class
TA Aegon Sustainable Equity Income Service Class	Transamerica Aegon Sustainable Equity Income VP Service Class
TA Aegon U.S. Government Securities Initial Class	Transamerica Aegon U.S. Government Securities VP Initial Class
TA Aegon U.S. Government Securities Service Class	Transamerica Aegon U.S. Government Securities VP Service Class
TA American Funds Managed Risk - Balanced Service Class	Transamerica American Funds Managed Risk - Balanced VP Service Class
TA BlackRock Global Real Estate Securities Initial Class	Transamerica BlackRock Global Real Estate Securities VP Initial Class
TA BlackRock Global Real Estate Securities Service Class	Transamerica BlackRock Global Real Estate Securities VP Service Class
TA BlackRock Government Money Market Initial Class	Transamerica BlackRock Government Money Market VP Initial Class
TA BlackRock Government Money Market Service Class	Transamerica BlackRock Government Money Market VP Service Class
TA BlackRock iShares Edge 100 Service Class	Transamerica BlackRock iShares Edge 100 VP Service Class
TA BlackRock iShares Edge 40 Initial Class	Transamerica BlackRock iShares Edge 40 VP Initial Class
TA BlackRock iShares Edge 40 Service Class	Transamerica BlackRock iShares Edge 40 VP Service Class
TA BlackRock iShares Edge 50 Service Class	Transamerica BlackRock iShares Edge 50 VP Service Class
TA BlackRock iShares Edge 75 Service Class	Transamerica BlackRock iShares Edge 75 VP Service Class
TA BlackRock Tactical Allocation Service Class	Transamerica BlackRock Tactical Allocation VP Service Class
TA Goldman Sachs 70/30 Service Class	Transamerica Goldman Sachs 70/30 VP Service Class
TA International Growth Initial Class	Transamerica International Growth VP Initial Class
TA International Growth Service Class	Transamerica International Growth VP Service Class
TA Janus Balanced Service Class	Transamerica Janus Balanced VP Service Class
TA Janus Mid - Cap Growth Initial Class	Transamerica Janus Mid - Cap Growth VP Initial Class
TA Janus Mid - Cap Growth Service Class	Transamerica Janus Mid - Cap Growth VP Service Class
TA JPMorgan Asset Allocation - Conservative Initial Class	Transamerica JPMorgan Asset Allocation - Conservative VP Initial Class
TA JPMorgan Asset Allocation - Conservative Service Class	Transamerica JPMorgan Asset Allocation - Conservative VP Service Class
TA JPMorgan Asset Allocation - Growth Initial Class	Transamerica JPMorgan Asset Allocation - Growth VP Initial Class
TA JPMorgan Asset Allocation - Growth Service Class	Transamerica JPMorgan Asset Allocation - Growth VP Service Class
TA JPMorgan Asset Allocation - Moderate Initial Class	Transamerica JPMorgan Asset Allocation - Moderate VP Initial Class
TA JPMorgan Asset Allocation - Moderate Service Class	Transamerica JPMorgan Asset Allocation - Moderate VP Service Class

41

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Initial Class
TA JPMorgan Asset Allocation - Moderate Growth Service Class	Transamerica JPMorgan Asset Allocation - Moderate Growth VP Service Class
TA JPMorgan Core Bond Service Class	Transamerica JPMorgan Core Bond VP Service Class
TA JPMorgan Enhanced Index Initial Class	Transamerica JPMorgan Enhanced Index VP Initial Class
TA JPMorgan Enhanced Index Service Class	Transamerica JPMorgan Enhanced Index VP Service Class
TA JPMorgan International Moderate Growth Initial Class	Transamerica JPMorgan International Moderate Growth VP Initial Class
TA JPMorgan International Moderate Growth Service Class	Transamerica JPMorgan International Moderate Growth VP Service Class
TA JPMorgan Mid Cap Value Service Class	Transamerica JPMorgan Mid Cap Value VP Service Class
TA JPMorgan Tactical Allocation Service Class	Transamerica JPMorgan Tactical Allocation VP Service Class
TA Legg Mason Dynamic Allocation - Balanced Service Class	Transamerica Legg Mason Dynamic Allocation - Balanced VP Service Class
TA Legg Mason Dynamic Allocation - Growth Service Class	Transamerica Legg Mason Dynamic Allocation - Growth VP Service Class
TA Madison Diversified Income Service Class	Transamerica Madison Diversified Income VP Service Class
TA Managed Risk - Balanced ETF Service Class	Transamerica Managed Risk - Balanced ETF VP Service Class
TA Managed Risk - Conservative ETF Service Class	Transamerica Managed Risk - Conservative ETF VP Service Class
TA Managed Risk - Growth ETF Service Class	Transamerica Managed Risk - Growth ETF VP Service Class
TA Market Participation Strategy Service Class	Transamerica Market Participation Strategy VP Service Class
TA Morgan Stanley Capital Growth Initial Class	Transamerica Morgan Stanley Capital Growth VP Initial Class
TA Morgan Stanley Capital Growth Service Class	Transamerica Morgan Stanley Capital Growth VP Service Class
TA Morgan Stanley Global Allocation Service Class	Transamerica Morgan Stanley Global Allocation VP Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	Transamerica Morgan Stanley Global Allocation Managed Risk - Balanced VP Service Class
TA MSCI EAFE Index Service Class	Transamerica MSCI EAFE Index VP Service Class
TA Multi - Managed Balanced Initial Class	Transamerica Multi - Managed Balanced VP Initial Class
TA Multi - Managed Balanced Service Class	Transamerica Multi - Managed Balanced VP Service Class
TA PIMCO Tactical - Balanced Service Class	Transamerica PIMCO Tactical - Balanced VP Service Class
TA PIMCO Tactical - Conservative Service Class	Transamerica PIMCO Tactical - Conservative VP Service Class
TA PIMCO Tactical - Growth Service Class	Transamerica PIMCO Tactical - Growth VP Service Class
TA PIMCO Total Return Initial Class	Transamerica PIMCO Total Return VP Initial Class
TA PIMCO Total Return Service Class	Transamerica PIMCO Total Return VP Service Class
TA PineBridge Inflation Opportunities Service Class	Transamerica PineBridge Inflation Opportunities VP Service Class
TA ProFunds UltraBear Service Class (OAM)	Transamerica ProFunds UltraBear VP Service Class (OAM)
TA QS Investors Active Asset Allocation - Conservative Service Class	Transamerica QS Investors Active Asset Allocation - Conservative VP Service Class
TA QS Investors Active Asset Allocation - Moderate Service Class	Transamerica QS Investors Active Asset Allocation - Moderate VP Service Class
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	Transamerica QS Investors Active Asset Allocation - Moderate Growth VP Service Class
TA Rothschild & Co Large Cap Value Service Class	Transamerica Rothschild & Co Large Cap Value VP Service Class

42

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Subaccount Investment by Mutual Fund:
Subaccount	Mutual Fund
Transamerica Series Trust	Transamerica Series Trust
TA S&P 500 Index Service Class	Transamerica S&P 500 Index VP Service Class
TA Small/Mid Cap Value Initial Class	Transamerica Small/Mid Cap Value VP Initial Class
TA Small/Mid Cap Value Service Class	Transamerica Small/Mid Cap Value VP Service Class
TA T. Rowe Price Small Cap Initial Class	Transamerica T. Rowe Price Small Cap VP Initial Class
TA T. Rowe Price Small Cap Service Class	Transamerica T. Rowe Price Small Cap VP Service Class
TA TS&W International Equity Initial Class	Transamerica TS&W International Equity VP Initial Class
TA TS&W International Equity Service Class	Transamerica TS&W International Equity VP Service Class
TA WMC US Growth Initial Class	Transamerica WMC US Growth VP Initial Class
TA WMC US Growth Service Class	Transamerica WMC US Growth VP Service Class
Vanguard® Variable Insurance Fund	Vanguard® Variable Insurance Fund
Vanguard® Balanced	Vanguard® Balanced Portfolio
Vanguard® Capital Growth	Vanguard® Capital Growth Portfolio
Vanguard® Conservative Allocation	Vanguard® Conservative Allocation Portfolio
Vanguard® Diversified Value	Vanguard® Diversified Value Portfolio
Vanguard® Equity Income	Vanguard® Equity Income Portfolio
Vanguard® Equity Index	Vanguard® Equity Index Portfolio
Vanguard® Global Bond Index	Vanguard® Global Bond Index Portfolio
Vanguard® Growth	Vanguard® Growth Portfolio
Vanguard® High Yield Bond	Vanguard® High Yield Bond Portfolio
Vanguard® International	Vanguard® International Portfolio
Vanguard® Mid - Cap Index	Vanguard® Mid - Cap Index Portfolio
Vanguard® Moderate Allocation	Vanguard® Moderate Allocation Portfolio
Vanguard® Money Market	Vanguard® Money Market Portfolio
Vanguard® Real Estate Index	Vanguard® Real Estate Index Portfolio
Vanguard® Short - Term Investment Grade	Vanguard® Short - Term Investment Grade Portfolio
Vanguard® Total Bond Market Index	Vanguard® Total Bond Market Index Portfolio
Vanguard® Total International Stock Market Index	Vanguard® Total International Stock Market Index Portfolio
Vanguard® Total Stock Market Index	Vanguard® Total Stock Market Index Portfolio
Voya Investors Trust	Voya Investors Trust
Voya Global Perspectives Class S Shares	Voya Global Perspectives Portfolio Class S Shares
Voya Large Cap Value Class S Shares	Voya Large Cap Value Portfolio Class S Shares
Voya Strategic Allocation Portfolios, Inc.	Voya Strategic Allocation Portfolios, Inc.
Voya Strategic Allocation Conservative Class S Shares	Voya Strategic Allocation Conservative Portfolio Class S Shares
Voya Strategic Allocation Moderate Class S Shares	Voya Strategic Allocation Moderate Portfolio Class S Shares
Wanger Advisors Trust	Wanger Advisors Trust
Wanger International	Wanger International
Wanger USA	Wanger USA

Each period reported on reflects a full twelve month period except as follows:

Subaccount	Inception Date
American Funds - Asset Allocation Class 4 Shares	May 1, 2020
American Funds - Bond Class 4 Shares	May 1, 2020

43

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

Each period reported on reflects a full twelve month period except as follows:
Subaccount	Inception Date
American Funds - Growth Class 4 Shares	May 1, 2020
American Funds - Growth - Income Class 4 Shares	May 1, 2020
American Funds - International Class 4 Shares	May 1, 2020
American Funds - New World Class 4 Shares	May 1, 2020
Fidelity® VIP Consumer Staples Initial Class	May 1, 2020
Fidelity® VIP Energy Service Class 2	May 1, 2020
Fidelity® VIP Health Care Service Class 2	May 1, 2020
Fidelity® VIP Technology Initial Class	May 1, 2020
Fidelity® VIP Utilities Initial Class	May 1, 2020
TA Goldman Sachs 70/30 Service Class	May 1, 2020
DFA VA Equity Allocation	December 23, 2019
DFA VA Global Bond	December 23, 2019
DFA VA Global Moderate Allocation	December 23, 2019
DFA VA International Small	December 23, 2019
DFA VA International Value	December 23, 2019
DFA VA Short - Term Fixed	December 23, 2019
DFA VA U.S. Large Value	December 23, 2019
DFA VA U.S. Targeted Value	December 23, 2019
Vanguard® Balanced	December 23, 2019
Vanguard® Capital Growth	December 23, 2019
Vanguard® Conservative Allocation	December 23, 2019
Vanguard® Diversified Value	December 23, 2019
Vanguard® Equity Income	December 23, 2019
Vanguard® Global Bond Index	December 23, 2019
Vanguard® Growth	December 23, 2019
Vanguard® High Yield Bond	December 23, 2019
Vanguard® Moderate Allocation	December 23, 2019
Vanguard® Money Market	December 23, 2019
Vanguard® Total International Stock Market Index	December 23, 2019
Vanguard® Total Stock Market Index	December 23, 2019
TA 60/40 Allocation Service Class	May 1, 2018
TA Rothschild & Co Large Cap Value Service Class	May 1, 2018
TA MSCI EAFE Index Service Class	May 1, 2017
TA S&P 500 Index Service Class	May 1, 2017
NVIT Emerging Markets Class D Shares	August 4, 2016
TA BlackRock Equity Smart Beta 100 Service Class	March 21, 2016
TA BlackRock Smart Beta 50 Service Class	March 21, 2016
TA BlackRock Smart Beta 75 Service Class	March 21, 2016

44

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

1. Organization (continued)

The following subaccount name changes were made effective during the fiscal year ended December 31, 2020:
Subaccount	Formerly
TA Aegon Sustainable Equity Income Initial Class	TA Barrow Hanley Dividend Focused Initial Class
TA Aegon Sustainable Equity Income Service Class	TA Barrow Hanley Dividend Focused Service Class
TA International Growth Initial Class	TA Greystone International Growth Initial Class
TA International Growth Service Class	TA Greystone International Growth Service Class
TA Morgan Stanley Global Allocation Service Class	TA BlackRock Global Allocation Service Class
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	TA BlackRock Global Allocation Managed Risk - Balanced Service Class
TA MSCI EAFE Index Service Class	TA International Equity Index Service Class
TA Rothschild & Co Large Cap Value Service Class	TA Levin Large Cap Value Service Class
TA S&P 500 Index Service Class	TA U.S. Equity Index Service Class

45

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

2. Summary of Significant Accounting Policies

The financial statements included herein have been prepared in accordance with U.S. generally accepted accounting principles (GAAP) for variable annuity separate accounts registered as unit investment trusts. The preparation of the financial statements in conformity with GAAP requires management to make estimates and assumptions regarding matters that affect the reported amount of assets and liabilities. Actual results could differ from those estimates.

Investments

Net purchase payments received by the Separate Account are invested in the portfolios of the Mutual Funds as selected by the contract owner. Investments are stated at the closing net asset values per share on December 31, 2020.

Realized capital gains and losses from sales of shares in the Separate Account are determined on the first-in, first-out basis. Investment transactions are accounted for on the trade date (date the order to buy or sell is executed) and dividend income is recorded on the ex-dividend date. Unrealized gains or losses from investments in the Mutual Funds are included in the Statements of Operations and Changes in Net Assets.

Dividend Income

Dividends received from the Mutual Fund investments are reinvested to purchase additional mutual fund shares.

Fair Value Measurements and Fair Value Hierarchy

The Accounting Standards Codification™ (ASC) 820 defines fair value, establishes a framework for measuring fair value, establishes a fair value hierarchy based on the nature of inputs used to measure fair value and enhances disclosure requirements for fair value measurements.

The Separate Account has categorized its financial instruments into a three level hierarchy which is based on the priority of the inputs to the valuation technique.    The fair value hierarchy gives the highest priority to quoted prices in active markets for identical assets or liabilities (Level 1) and the lowest priority to unobservable inputs (Level 3). If the inputs used to measure fair value fall within different levels of the hierarchy, the category level is based on the lowest priority level input that is significant to the fair value measurement of the instrument.

Financial assets and liabilities recorded at fair value on the Statements of Assets and Liabilities are categorized as follows:

Level 1. Unadjusted quoted prices for identical assets or liabilities in an active market.

Level 2. Quoted prices in markets that are not active or inputs that are observable either directly or indirectly for substantially the full term of the asset or liability. Level 2 inputs include the following:

a) Quoted prices for similar assets or liabilities in active markets

b) Quoted prices for identical or similar assets or liabilities in non-active markets

c) Inputs other than quoted market prices that are observable

d) Inputs that are derived principally from or corroborated by observable market data through correlation or other means.

Level 3. Prices or valuation techniques that require inputs that are both unobservable and significant to the overall fair value measurement. They reflect management’s own assumptions about the assumptions a market participant would use in pricing the asset or liability.

All investments in the Mutual Funds included in the Statements of Assets and Liabilities are stated at fair value and are based upon published closing NAV per share and therefore are considered Level 1.

There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2020.

46

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

3. Investments

The aggregate cost of purchases and proceeds from sales of investments for the period ended December 31, 2020 were as follows:

Subaccount	Purchases	Sales
AB Balanced Wealth Strategy Class B Shares	$13,661,694	$19,648,706
AB Growth and Income Class B Shares	47,617,369	48,363,480
AB Large Cap Growth Class B Shares	2,754,194	6,258,086
American Funds - Asset Allocation Class 2 Shares	106,809,216	143,973,182
American Funds - Asset Allocation Class 4 Shares	581,776	1,462
American Funds - Bond Class 2 Shares	106,858,862	67,249,914
American Funds - Bond Class 4 Shares	526,166	58,179
American Funds - Growth Class 2 Shares	189,673,517	153,691,465
American Funds - Growth Class 4 Shares	3,292,217	23,434
American Funds - Growth-Income Class 2 Shares	143,159,821	101,789,568
American Funds - Growth-Income Class 4 Shares	1,560,109	6,038
American Funds - International Class 2 Shares	44,710,155	44,301,617
American Funds - International Class 4 Shares	1,313,093	3,312
American Funds - New World Class 4 Shares	367,365	1,510
BlackRock Basic Value V.I. Class I Shares	1,887,133	2,109,923
BlackRock Global Allocation V.I. Class I Shares	904,286	1,212,410
BlackRock High Yield V.I. Class I Shares	403,078	699,130
DFA VA Equity Allocation	430,832	213
DFA VA Global Bond	133,339	6,622
DFA VA Global Moderate Allocation	18,945	111
DFA VA International Small	246,984	200
DFA VA International Value	39,743	166
DFA VA Short-Term Fixed	228,204	135,416
DFA VA U.S. Large Value	208,040	3,543
DFA VA U.S. Targeted Value	129,281	56
Fidelity® VIP Balanced Service Class 2	76,301,475	79,416,009
Fidelity® VIP Consumer Staples Initial Class	7,452	105
Fidelity® VIP Contrafund® Initial Class	271,912	277,594
Fidelity® VIP Contrafund® Service Class 2	120,862,064	130,663,786
Fidelity® VIP Energy Service Class 2	36,648	420
Fidelity® VIP Equity-Income Initial Class	2,698	2,026
Fidelity® VIP Equity-Income Service Class 2	2,539,430	5,022,104
Fidelity® VIP Growth Initial Class	2,346	1,660
Fidelity® VIP Growth Service Class 2	4,359,787	5,500,115
Fidelity® VIP Growth Opportunities Service Class 2	269,932	498,590
Fidelity® VIP Health Care Service Class 2	252,169	1,082

47

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
Fidelity® VIP Mid Cap Initial Class	$2,733	$3,559
Fidelity® VIP Mid Cap Service Class 2	47,813,290	63,628,721
Fidelity® VIP Technology Initial Class	647,166	1,087
Fidelity® VIP Utilities Initial Class	24,931	192
Fidelity® VIP Value Strategies Initial Class	22,260	106,563
Fidelity® VIP Value Strategies Service Class 2	44,127,944	37,746,795
Franklin Allocation Class 4 Shares	18,683,741	11,894,620
Franklin Income Class 2 Shares	3,309,841	9,221,229
Franklin Mutual Shares Class 2 Shares	777,007	1,664,588
Franklin Templeton Foreign Class 2 Shares	644,694	3,053,459
Invesco V.I. American Franchise Series II Shares	567,930	835,843
Janus Henderson - Enterprise Service Shares	2,049,777	3,648,761
Janus Henderson - Global Research Service Shares	1,610,813	3,712,367
Janus Henderson - Mid Cap Value Service Shares	85,404	200,529
MFS® New Discovery Service Class	4,754,811	7,839,913
MFS® Total Return Service Class	1,967,048	5,264,568
NVIT Emerging Markets Class D Shares	315	353
Rational Insider Buying VA	185,900	400,511
Rational Trend Aggregation VA	65,582	249,986
State Street Total Return V.I.S. Class 3 Shares	7,041,248	10,837,172
TA 60/40 Allocation Service Class	18,245,397	5,980,779
TA Aegon High Yield Bond Initial Class	13,723,503	15,727,387
TA Aegon High Yield Bond Service Class	41,309,568	43,336,947
TA Aegon Sustainable Equity Income Initial Class	40,124,730	39,228,718
TA Aegon Sustainable Equity Income Service Class	43,682,166	35,074,751
TA Aegon U.S. Government Securities Initial Class	41,650,138	28,415,165
TA Aegon U.S. Government Securities Service Class	482,686,995	418,265,349
TA American Funds Managed Risk - Balanced Service Class	125,895,447	87,740,534
TA BlackRock Global Real Estate Securities Initial Class	9,131,381	7,319,596
TA BlackRock Global Real Estate Securities Service Class	30,573,296	19,483,119
TA BlackRock Government Money Market Initial Class	107,559,583	70,287,827
TA BlackRock Government Money Market Service Class	727,548,517	462,687,443
TA BlackRock iShares Edge 100 Service Class	19,000,218	12,532,628
TA BlackRock iShares Edge 40 Initial Class	4,805,370	3,447,339
TA BlackRock iShares Edge 40 Service Class	34,033,190	49,151,327
TA BlackRock iShares Edge 50 Service Class	137,060,115	23,273,984

48

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
TA BlackRock iShares Edge 75 Service Class	$57,012,560	$22,656,454
TA BlackRock Tactical Allocation Service Class	112,000,192	186,950,193
TA Goldman Sachs 70/30 Service Class	20,102	114
TA International Growth Initial Class	7,595,199	15,939,892
TA International Growth Service Class	16,844,850	20,468,879
TA Janus Balanced Service Class	137,640,674	131,583,574
TA Janus Mid-Cap Growth Initial Class	10,729,802	14,555,956
TA Janus Mid-Cap Growth Service Class	62,494,101	32,126,072
TA JPMorgan Asset Allocation - Conservative Initial Class	29,450,767	28,744,990
TA JPMorgan Asset Allocation - Conservative Service Class	92,162,518	157,553,808
TA JPMorgan Asset Allocation - Growth Initial Class	36,774,272	34,056,873
TA JPMorgan Asset Allocation - Growth Service Class	53,484,767	50,925,939
TA JPMorgan Asset Allocation - Moderate Initial Class	37,440,762	50,434,922
TA JPMorgan Asset Allocation - Moderate Service Class	582,695,053	506,792,296
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	51,024,578	53,489,893
TA JPMorgan Asset Allocation - Moderate Growth Service Class	280,741,887	428,040,784
TA JPMorgan Core Bond Service Class	92,673,102	49,046,649
TA JPMorgan Enhanced Index Initial Class	23,401,472	27,519,172
TA JPMorgan Enhanced Index Service Class	34,497,174	23,378,430
TA JPMorgan International Moderate Growth Initial Class	3,018	1,203
TA JPMorgan International Moderate Growth Service Class	24,745,597	80,631,441
TA JPMorgan Mid Cap Value Service Class	50,825,619	48,383,158
TA JPMorgan Tactical Allocation Service Class	121,625,887	128,381,107
TA Legg Mason Dynamic Allocation - Balanced Service Class	58,237,588	105,886,118
TA Legg Mason Dynamic Allocation - Growth Service Class	28,635,810	53,904,490
TA Madison Diversified Income Service Class	55,513,203	37,568,984
TA Managed Risk - Balanced ETF Service Class	241,329,403	560,354,021
TA Managed Risk - Conservative ETF Service Class	54,575,025	101,063,086
TA Managed Risk - Growth ETF Service Class	148,211,892	330,676,687
TA Market Participation Strategy Service Class	37,786,910	65,821,070
TA Morgan Stanley Capital Growth Initial Class	50,645,316	102,055,977
TA Morgan Stanley Capital Growth Service Class	222,373,893	132,924,633
TA Morgan Stanley Global Allocation Service Class	80,364,436	167,462,875
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	32,294,918	28,395,647
TA MSCI EAFE Index Service Class	16,326,013	5,220,564
TA Multi-Managed Balanced Initial Class	19,768,968	15,161,367

49

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
TA Multi - Managed Balanced Service Class	$130,231,389	$161,102,264
TA PIMCO Tactical - Balanced Service Class	72,251,719	77,017,403
TA PIMCO Tactical - Conservative Service Class	86,318,978	68,851,463
TA PIMCO Tactical - Growth Service Class	55,917,111	47,690,585
TA PIMCO Total Return Initial Class	37,316,805	40,774,920
TA PIMCO Total Return Service Class	124,216,493	141,082,485
TA PineBridge Inflation Opportunities Service Class	13,866,613	25,784,035
TA ProFunds UltraBear Service Class (OAM)	43,416,639	28,470,879
TA QS Investors Active Asset Allocation - Conservative Service Class	24,133,295	56,159,476
TA QS Investors Active Asset Allocation - Moderate Service Class	73,533,248	158,879,356
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	27,956,112	75,323,746
TA Rothschild & Co Large Cap Value Service Class	15,631,738	5,046,466
TA S&P 500 Index Service Class	117,197,521	44,964,389
TA Small/Mid Cap Value Initial Class	5,777,277	12,274,625
TA Small/Mid Cap Value Service Class	45,437,769	30,046,080
TA T. Rowe Price Small Cap Initial Class	15,741,670	22,150,731
TA T. Rowe Price Small Cap Service Class	94,013,017	64,240,444
TA TS&W International Equity Initial Class	8,415,865	12,114,918
TA TS&W International Equity Service Class	14,690,483	8,736,461
TA WMC US Growth Initial Class	61,776,858	75,213,873
TA WMC US Growth Service Class	87,222,858	58,900,502
Vanguard® Balanced	905,352	106,882
Vanguard® Capital Growth	234,431	8,932
Vanguard® Conservative Allocation	433,517	3,052
Vanguard® Diversified Value	52,139	132
Vanguard® Equity Income	136,782	549
Vanguard® Equity Index	1,102,584	1,119,367
Vanguard® Global Bond Index	41,139	18
Vanguard® Growth	516,176	17,645
Vanguard® High Yield Bond	44,091	1,368
Vanguard® International	1,752,341	1,470,633
Vanguard® Mid-Cap Index	1,770,033	958,414
Vanguard® Moderate Allocation	3,079,154	16,218
Vanguard® Money Market	1,309,352	438,245
Vanguard® Real Estate Index	705,097	211,430
Vanguard® Short-Term Investment Grade	3,833,289	2,267,199

50

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

3. Investments (continued)

Subaccount	Purchases	Sales
Vanguard® Total Bond Market Index	$3,471,240	$643,663
Vanguard® Total International Stock Market Index	433,281	18,721
Vanguard® Total Stock Market Index	983,935	72,557
Voya Global Perspectives Class S Shares	5,486	1,574
Voya Large Cap Value Class S Shares	176	24
Voya Strategic Allocation Conservative Class S Shares	-	-
Voya Strategic Allocation Moderate Class S Shares	-	-
Wanger International	29,907	156,953
Wanger USA	-	-

51

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units

The change in units outstanding were as follows:

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	1,457,753	(5,512,935)	(4,055,182)	2,959,076	(6,440,582)	(3,481,506)
AB Growth and Income Class B Shares	7,008,395	(12,781,282)	(5,772,887)	5,551,354	(10,807,465)	(5,256,111)
AB Large Cap Growth Class B Shares	67,568	(1,819,148)	(1,751,580)	57,187	(2,046,034)	(1,988,847)
American Funds - Asset Allocation Class 2 Shares	11,269,856	(30,972,176)	(19,702,320)	15,423,351	(33,800,670)	(18,377,319)
American Funds - Asset Allocation Class 4 Shares	50,619	(36)	50,583	-	-	-
American Funds - Bond Class 2 Shares	21,135,557	(17,777,048)	3,358,509	11,266,535	(12,890,890)	(1,624,355)
American Funds - Bond Class 4 Shares	50,481	(5,551)	44,930	-	-	-
American Funds - Growth Class 2 Shares	10,586,642	(13,735,578)	(3,148,936)	9,734,417	(11,227,793)	(1,493,376)
American Funds - Growth Class 4 Shares	237,161	(1,455)	235,706	-	-	-
American Funds - Growth-Income Class 2 Shares	9,022,104	(11,645,409)	(2,623,305)	7,710,257	(8,182,891)	(472,634)
American Funds - Growth-Income Class 4 Shares	132,018	(231)	131,787	-	-	-
American Funds - International Class 2 Shares	5,475,236	(10,724,179)	(5,248,943)	6,507,223	(9,429,935)	(2,922,712)
American Funds - International Class 4 Shares	103,982	(59)	103,923	-	-	-
American Funds - New World Class 4 Shares	27,853	(54)	27,799	-	-	-
BlackRock Basic Value V.I. Class I Shares	371,295	(663,911)	(292,616)	106,420	(670,597)	(564,177)
BlackRock Global Allocation V.I. Class I Shares	113,902	(457,983)	(344,081)	4,526	(569,915)	(565,389)
BlackRock High Yield V.I. Class I Shares	84,307	(257,804)	(173,497)	57,510	(224,475)	(166,965)
DFA VA Equity Allocation	39,359	(7)	39,352	-	-	-
DFA VA Global Bond	13,203	(643)	12,560	-	-	-
DFA VA Global Moderate Allocation	1,876	(7)	1,869	-	-	-
DFA VA International Small	24,523	(7)	24,516	-	-	-
DFA VA International Value	4,842	(13)	4,829	-	-	-
DFA VA Short-Term Fixed	22,707	(13,470)	9,237	-	-	-
DFA VA U.S. Large Value	24,194	(351)	23,843	-	-	-
DFA VA U.S. Targeted Value	13,882	-	13,882	-	-	-
Fidelity® VIP Balanced Service Class 2	9,967,267	(21,290,656)	(11,323,389)	9,152,604	(21,146,988)	(11,994,384)
Fidelity® VIP Consumer Staples Initial Class	613	-	613	-	-	-

52

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Fidelity® VIP Contrafund® Initial Class	12,076	(12,882)	(806)	13,009	(41,036)	(28,027)
Fidelity® VIP Contrafund® Service Class 2	13,757,144	(22,157,211)	(8,400,067)	10,752,191	(17,951,593)	(7,199,402)
Fidelity® VIP Energy Service Class 2	3,633	(13)	3,620	-	-	-
Fidelity® VIP Equity-Income Initial Class	-	(862)	(862)	-	(818)	(818)
Fidelity® VIP Equity-Income Service Class 2	108,462	(2,160,555)	(2,052,093)	165,667	(2,692,956)	(2,527,289)
Fidelity® VIP Growth Initial Class	-	(412)	(412)	-	(377)	(377)
Fidelity® VIP Growth Service Class 2	89,747	(1,546,371)	(1,456,624)	67,416	(2,053,022)	(1,985,606)
Fidelity® VIP Growth Opportunities Service Class 2	20,738	(103,448)	(82,710)	5,581	(72,763)	(67,182)
Fidelity® VIP Health Care Service Class 2	21,766	(29)	21,737	-	-	-
Fidelity® VIP Mid Cap Initial Class	160	(1,028)	(868)	1,164	(21,936)	(20,772)
Fidelity® VIP Mid Cap Service Class 2	6,574,647	(13,461,345)	(6,886,698)	4,586,758	(10,366,617)	(5,779,859)
Fidelity® VIP Technology Initial Class	41,937	(24)	41,913	-	-	-
Fidelity® VIP Utilities Initial Class	2,167	(6)	2,161	-	-	-
Fidelity® VIP Value Strategies Initial Class	473	(16,457)	(15,984)	49,452	(48,955)	497
Fidelity® VIP Value Strategies Service Class 2	6,448,293	(9,118,117)	(2,669,824)	4,870,722	(6,013,131)	(1,142,409)
Franklin Allocation Class 4 Shares	91,327	(4,985,264)	(4,893,937)	120,905	(6,642,960)	(6,522,055)
Franklin Income Class 2 Shares	304,812	(5,890,194)	(5,585,382)	96,229	(6,874,721)	(6,778,492)
Franklin Mutual Shares Class 2 Shares	61,716	(1,215,035)	(1,153,319)	25,787	(1,579,670)	(1,553,883)
Franklin Templeton Foreign Class 2 Shares	70,220	(3,213,041)	(3,142,821)	53,187	(3,702,269)	(3,649,082)
Invesco V.I. American Franchise Series II Shares	1,087	(272,529)	(271,442)	10,382	(498,444)	(488,062)
Janus Henderson - Enterprise Service Shares	182,354	(1,154,106)	(971,752)	54,574	(1,061,913)	(1,007,339)
Janus Henderson - Global Research Service Shares	143,035	(2,106,569)	(1,963,534)	103,747	(2,487,736)	(2,383,989)
Janus Henderson - Mid Cap Value Service Shares	1,638	(67,833)	(66,195)	9,383	(66,963)	(57,580)
MFS® New Discovery Service Class	32,174	(1,998,785)	(1,966,611)	9,963	(2,196,116)	(2,186,153)
MFS® Total Return Service Class	76,626	(2,347,039)	(2,270,413)	55,332	(3,162,264)	(3,106,932)
NVIT Emerging Markets Class D Shares	-	(21)	(21)	-	(23)	(23)
Rational Insider Buying VA	53,346	(222,738)	(169,392)	25,246	(357,937)	(332,691)

53

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Rational Trend Aggregation VA	48,758	(191,303)	(142,545)	34,940	(361,051)	(326,111)
State Street Total Return V.I.S. Class 3 Shares	1,282,229	(4,576,901)	(3,294,672)	1,814,251	(5,101,432)	(3,287,181)
TA 60/40 Allocation Service Class	3,503,847	(1,576,584)	1,927,263	2,877,786	(560,589)	2,317,197
TA Aegon High Yield Bond Initial Class	4,127,786	(6,485,834)	(2,358,048)	2,775,485	(4,292,963)	(1,517,478)
TA Aegon High Yield Bond Service Class	6,989,417	(10,204,820)	(3,215,403)	5,006,264	(8,929,785)	(3,923,521)
TA Aegon Sustainable Equity Income Initial Class	761,405	(15,546,958)	(14,785,553)	446,142	(15,372,107)	(14,925,965)
TA Aegon Sustainable Equity Income Service Class	4,109,860	(9,497,367)	(5,387,507)	2,431,483	(8,116,194)	(5,684,711)
TA Aegon U.S. Government Securities Initial Class	23,136,880	(15,653,668)	7,483,212	9,091,779	(10,638,198)	(1,546,419)
TA Aegon U.S. Government Securities Service Class	96,063,763	(86,858,291)	9,205,472	17,722,565	(51,730,315)	(34,007,750)
TA American Funds Managed Risk - Balanced Service Class	7,767,718	(6,773,830)	993,888	13,541,776	(5,548,248)	7,993,528
TA BlackRock Global Real Estate Securities Initial Class	893,541	(2,652,790)	(1,759,249)	1,460,964	(2,144,808)	(683,844)
TA BlackRock Global Real Estate Securities Service Class	3,283,917	(5,829,518)	(2,545,601)	2,007,415	(4,838,500)	(2,831,085)
TA BlackRock Government Money Market Initial Class	99,558,923	(62,593,412)	36,965,511	34,812,338	(39,796,431)	(4,984,093)
TA BlackRock Government Money Market Service Class	225,467,459	(172,312,349)	53,155,110	124,881,214	(139,462,284)	(14,581,070)
TA BlackRock iShares Edge 100 Service Class	1,260,606	(878,884)	381,722	1,189,812	(734,756)	455,056
TA BlackRock iShares Edge 40 Initial Class	2,307,624	(1,867,409)	440,215	635,383	(1,185,264)	(549,881)
TA BlackRock iShares Edge 40 Service Class	3,814,445	(16,990,328)	(13,175,883)	3,930,888	(20,689,387)	(16,758,499)
TA BlackRock iShares Edge 50 Service Class	10,701,936	(1,752,655)	8,949,281	12,473,514	(923,467)	11,550,047
TA BlackRock iShares Edge 75 Service Class	4,213,709	(1,656,457)	2,557,252	4,377,493	(917,116)	3,460,377
TA BlackRock Tactical Allocation Service Class	6,538,999	(56,223,717)	(49,684,718)	6,996,787	(65,363,645)	(58,366,858)
TA Goldman Sachs 70/30 Service Class	1,613	-	1,613	-	-	-
TA International Growth Initial Class	3,590,616	(8,710,871)	(5,120,255)	2,839,751	(5,777,099)	(2,937,348)
TA International Growth Service Class	2,291,475	(4,187,636)	(1,896,161)	1,594,604	(4,521,677)	(2,927,073)
TA Janus Balanced Service Class	17,201,080	(30,536,014)	(13,334,934)	16,170,243	(26,515,812)	(10,345,569)
TA Janus Mid-Cap Growth Initial Class	1,909,436	(6,306,226)	(4,396,790)	3,055,666	(4,906,212)	(1,850,546)
TA Janus Mid-Cap Growth Service Class	4,122,341	(4,819,543)	(697,202)	3,776,702	(3,829,576)	(52,874)
TA JPMorgan Asset Allocation - Conservative Initial Class	11,756,297	(13,887,738)	(2,131,441)	9,375,062	(13,551,832)	(4,176,770)

54

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA JPMorgan Asset Allocation - Conservative Service Class	11,464,054	(53,061,660)	(41,597,606)	27,499,368	(61,255,789)	(33,756,421)
TA JPMorgan Asset Allocation - Growth Initial Class	4,515,482	(13,100,943)	(8,585,461)	4,686,071	(13,777,368)	(9,091,297)
TA JPMorgan Asset Allocation - Growth Service Class	6,274,990	(12,555,362)	(6,280,372)	4,116,256	(9,940,906)	(5,824,650)
TA JPMorgan Asset Allocation - Moderate Initial Class	9,533,691	(22,088,504)	(12,554,813)	5,523,501	(23,433,552)	(17,910,051)
TA JPMorgan Asset Allocation - Moderate Service Class	31,252,533	(161,446,300)	(130,193,767)	61,615,370	(197,714,701)	(136,099,331)
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	8,196,400	(21,685,641)	(13,489,241)	6,727,727	(23,315,094)	(16,587,367)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	11,134,808	(137,111,723)	(125,976,915)	8,734,830	(169,977,528)	(161,242,698)
TA JPMorgan Core Bond Service Class	17,120,323	(15,018,027)	2,102,296	11,518,710	(13,691,980)	(2,173,270)
TA JPMorgan Enhanced Index Initial Class	3,872,371	(8,341,108)	(4,468,737)	3,763,394	(6,254,819)	(2,491,425)
TA JPMorgan Enhanced Index Service Class	2,108,404	(2,743,222)	(634,818)	1,656,099	(2,746,771)	(1,090,672)
TA JPMorgan International Moderate Growth Initial Class	223	(524)	(301)	1,372	(583)	789
TA JPMorgan International Moderate Growth Service Class	4,566,644	(39,297,262)	(34,730,618)	3,854,899	(41,005,935)	(37,151,036)
TA JPMorgan Mid Cap Value Service Class	5,509,486	(10,104,384)	(4,594,898)	4,076,947	(6,772,416)	(2,695,469)
TA JPMorgan Tactical Allocation Service Class	8,273,058	(33,283,736)	(25,010,678)	7,255,078	(37,268,135)	(30,013,057)
TA Legg Mason Dynamic Allocation - Balanced Service Class	6,716,406	(23,946,598)	(17,230,192)	4,351,016	(26,879,312)	(22,528,296)
TA Legg Mason Dynamic Allocation - Growth Service Class	4,292,167	(12,750,664)	(8,458,497)	2,183,486	(14,448,434)	(12,264,948)
TA Madison Diversified Income Service Class	4,987,210	(12,610,337)	(7,623,127)	9,674,645	(9,018,765)	655,880
TA Managed Risk - Balanced ETF Service Class	10,979,431	(132,005,942)	(121,026,511)	13,516,679	(160,478,245)	(146,961,566)
TA Managed Risk - Conservative ETF Service Class	8,409,836	(31,961,746)	(23,551,910)	7,741,347	(42,636,379)	(34,895,032)
TA Managed Risk - Growth ETF Service Class	9,288,302	(99,828,736)	(90,540,434)	9,279,418	(131,613,254)	(122,333,836)
TA Market Participation Strategy Service Class	7,012,496	(13,479,349)	(6,466,853)	1,450,212	(13,273,808)	(11,823,596)
TA Morgan Stanley Capital Growth Initial Class	5,249,934	(15,702,465)	(10,452,531)	62,202,553	(9,266,560)	52,935,993
TA Morgan Stanley Capital Growth Service Class	7,580,724	(8,532,270)	(951,546)	21,936,652	(4,946,429)	16,990,223
TA Morgan Stanley Global Allocation Service Class	5,302,181	(58,414,654)	(53,112,473)	5,371,319	(70,755,429)	(65,384,110)
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	2,237,135	(2,506,686)	(269,551)	4,450,228	(2,037,017)	2,413,211
TA MSCI EAFE Index Service Class	1,578,770	(488,602)	1,090,168	2,575,195	(912,819)	1,662,376

55

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
TA Multi-Managed Balanced Initial Class	4,789,856	(4,884,079)	(94,223)	3,016,812	(4,322,359)	(1,305,547)
TA Multi-Managed Balanced Service Class	9,010,832	(27,917,594)	(18,906,762)	7,774,819	(27,365,259)	(19,590,440)
TA PIMCO Tactical - Balanced Service Class	8,897,802	(20,707,308)	(11,809,506)	4,001,397	(23,032,095)	(19,030,698)
TA PIMCO Tactical - Conservative Service Class	17,353,170	(21,932,687)	(4,579,517)	6,162,221	(13,041,798)	(6,879,577)
TA PIMCO Tactical - Growth Service Class	3,730,844	(11,965,080)	(8,234,236)	2,778,267	(12,324,844)	(9,546,577)
TA PIMCO Total Return Initial Class	17,747,801	(22,540,818)	(4,793,017)	10,834,099	(13,912,677)	(3,078,578)
TA PIMCO Total Return Service Class	17,170,228	(49,614,676)	(32,444,448)	11,475,171	(53,261,535)	(41,786,364)
TA PineBridge Inflation Opportunities Service Class	3,428,649	(11,041,030)	(7,612,381)	2,081,570	(13,686,945)	(11,605,375)
TA ProFunds UltraBear Service Class (OAM)	1,606,068,029	(1,325,487,124)	280,580,905	127,036,956	(423,206,798)	(296,169,842)
TA QS Investors Active Asset Allocation - Conservative Service Class	2,749,911	(21,081,788)	(18,331,877)	2,176,086	(22,407,879)	(20,231,793)
TA QS Investors Active Asset Allocation - Moderate Service Class	4,750,566	(43,022,430)	(38,271,864)	4,287,547	(52,803,624)	(48,516,077)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	3,674,991	(27,980,828)	(24,305,837)	3,302,463	(30,669,669)	(27,367,206)
TA Rothschild & Co Large Cap Value Service Class	2,680,661	(843,889)	1,836,772	1,446,415	(301,246)	1,145,169
TA S&P 500 Index Service Class	8,814,971	(3,319,337)	5,495,634	10,608,519	(1,912,189)	8,696,330
TA Small/Mid Cap Value Initial Class	188,127	(1,984,055)	(1,795,928)	256,137	(2,746,483)	(2,490,346)
TA Small/Mid Cap Value Service Class	4,629,970	(6,957,448)	(2,327,478)	3,137,027	(4,908,697)	(1,771,670)
TA T. Rowe Price Small Cap Initial Class	1,993,343	(6,055,719)	(4,062,376)	2,221,290	(5,983,450)	(3,762,160)
TA T. Rowe Price Small Cap Service Class	4,925,419	(7,331,743)	(2,406,324)	4,475,218	(5,518,113)	(1,042,895)
TA TS&W International Equity Initial Class	3,326,139	(6,066,527)	(2,740,388)	2,815,743	(5,303,945)	(2,488,202)
TA TS&W International Equity Service Class	1,993,182	(2,518,533)	(525,351)	1,263,310	(2,579,274)	(1,315,964)
TA WMC US Growth Initial Class	7,474,463	(22,468,450)	(14,993,987)	61,933,873	(18,628,698)	43,305,175
TA WMC US Growth Service Class	4,777,076	(7,318,195)	(2,541,119)	10,259,246	(5,227,520)	5,031,726
Vanguard® Balanced	88,512	(10,435)	78,077	-	-	-
Vanguard® Capital Growth	22,417	(765)	21,652	-	-	-
Vanguard® Conservative Allocation	41,815	(206)	41,609	-	-	-
Vanguard® Diversified Value	5,420	(8)	5,412	-	-	-

56

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Units (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)	Units Purchased	Units Redeemed and Transferred to/from	Net Increase (Decrease)
Vanguard® Equity Income	14,633	(47)	14,586	-	-	-
Vanguard® Equity Index	52,178	(424,087)	(371,909)	63,628	(141,356)	(77,728)
Vanguard® Global Bond Index	3,894	-	3,894	-	-	-
Vanguard® Growth	42,488	(1,325)	41,163	-	-	-
Vanguard® High Yield Bond	4,321	(129)	4,192	-	-	-
Vanguard® International	102,788	(302,164)	(199,376)	67,867	(64,938)	2,929
Vanguard® Mid-Cap Index	86,020	(208,245)	(122,225)	40,875	(28,213)	12,662
Vanguard® Moderate Allocation	281,743	(1,384)	280,359	-	-	-
Vanguard® Money Market	130,459	(43,569)	86,890	-	-	-
Vanguard® Real Estate Index	52,576	(87,906)	(35,330)	54,861	(33,936)	20,925
Vanguard® Short-Term Investment Grade	383,578	(421,009)	(37,431)	398,473	(392,730)	5,743
Vanguard® Total Bond Market Index	284,492	(118,995)	165,497	209,472	(18,717)	190,755
Vanguard® Total International Stock Market Index	43,318	(1,872)	41,446	-	-	-
Vanguard® Total Stock Market Index	92,503	(6,579)	85,924	-	-	-
Voya Global Perspectives Class S Shares	321	(131)	190	21	(27)	(6)
Voya Large Cap Value Class S Shares	4	-	4	-	(2)	(2)
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-
Wanger International	948	(18,313)	(17,365)	5,559	(18,149)	(12,590)
Wanger USA	-	-	-	-	-	-

57

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
AB Balanced Wealth Strategy Class B Shares	$9,212,846	$(18,432,431)	$(9,219,585)	$18,495,036	$(20,198,976)	$(1,703,940)
AB Growth and Income Class B Shares	34,201,025	(46,156,425)	(11,955,400)	27,237,830	(34,791,818)	(7,553,988)
AB Large Cap Growth Class B Shares	206,264	(5,787,220)	(5,580,956)	139,023	(5,003,502)	(4,864,479)
American Funds-Asset Allocation Class 2 Shares	93,525,325	(134,457,977)	(40,932,652)	117,675,182	(107,698,788)	9,976,394
American Funds-Asset Allocation Class 4 Shares	576,879	(424)	576,455	-	-	-
American Funds-Bond Class 2 Shares	100,436,998	(64,797,763)	35,639,235	60,356,238	(42,660,438)	17,695,800
American Funds-Bond Class 4 Shares	521,539	(57,436)	464,103	-	-	-
American Funds-Growth Class 2 Shares	174,023,554	(146,666,388)	27,357,166	168,037,679	(68,197,329)	99,840,350
American Funds - Growth Class 4 Shares	3,293,133	(18,765)	3,274,368	-	-	-
American Funds-Growth-Income Class 2 Shares	124,550,289	(97,391,772)	27,158,517	118,068,090	(53,467,557)	64,600,533
American Funds - Growth-Income Class 4 Shares	1,552,580	(2,812)	1,549,768	-	-	-
American Funds-International Class 2 Shares	44,945,312	(42,354,610)	2,590,702	58,814,627	(37,639,733)	21,174,894
American Funds-International Class 4 Shares	1,310,285	(762)	1,309,523	-	-	-
American Funds-New World Class 4 Shares	367,371	(726)	366,645	-	-	-
BlackRock Basic Value V.I. Class I Shares	1,058,762	(1,868,242)	(809,480)	303,180	(1,936,483)	(1,633,303)
BlackRock Global Allocation V.I. Class I Shares	213,617	(1,051,024)	(837,407)	12,776	(1,310,869)	(1,298,093)
BlackRock High Yield V.I. Class I Shares	232,197	(653,148)	(420,951)	154,156	(586,332)	(432,176)
DFA VA Equity Allocation	423,092	(71)	423,021	-	-	-
DFA VA Global Bond	133,311	(6,487)	126,824	-	-	-
DFA VA Global Moderate Allocation	18,498	(72)	18,426	-	-	-
DFA VA International Small	238,407	(71)	238,336	-	-	-
DFA VA International Value	38,721	(111)	38,610	-	-	-
DFA VA Short-Term Fixed	227,871	(135,241)	92,630	-	-	-
DFA VA U.S. Large Value	203,349	(3,270)	200,079	-	-	-
DFA VA U.S. Targeted Value	127,575	(1)	127,574	-	-	-
Fidelity® VIP Balanced Service Class 2	65,436,744	(74,749,109)	(9,312,365)	66,550,149	(56,834,830)	9,715,319
Fidelity® VIP Consumer Staples Initial Class	7,350	-	7,350	-	-	-

58

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Fidelity® VIP Contrafund® Initial Class	$269,675	$(275,663)	$(5,988)	$28,594	$(106,631)	$(78,037)
Fidelity® VIP Contrafund® Service Class 2	119,871,594	(123,769,158)	(3,897,564)	100,206,606	(71,415,665)	28,790,941
Fidelity® VIP Energy Service Class 2	35,807	(131)	35,676	-	-	-
Fidelity® VIP Equity-Income Initial Class	-	(1,725)	(1,725)	-	(1,514)	(1,514)
Fidelity® VIP Equity-Income Service Class 2	209,514	(4,488,325)	(4,278,811)	307,577	(5,545,597)	(5,238,020)
Fidelity® VIP Growth Initial Class	-	(1,455)	(1,455)	-	(946)	(946)
Fidelity® VIP Growth Service Class 2	320,370	(4,874,954)	(4,554,584)	182,185	(5,003,831)	(4,821,646)
Fidelity® VIP Growth Opportunities Service Class 2	67,501	(445,653)	(378,152)	17,551	(233,923)	(216,372)
Fidelity® VIP Health Care Service Class 2	249,096	(337)	248,759	-	-	-
Fidelity® VIP Mid Cap Initial Class	2,409	(3,238)	(829)	3,974	(47,116)	(43,142)
Fidelity® VIP Mid Cap Service Class 2	47,882,573	(60,368,672)	(12,486,099)	45,923,986	(41,993,624)	3,930,362
Fidelity® VIP Technology Initial Class	645,050	(342)	644,708	-	-	-
Fidelity® VIP Utilities Initial Class	24,573	(64)	24,509	-	-	-
Fidelity® VIP Value Strategies Initial Class	3,254	(104,978)	(101,724)	92,424	(95,058)	(2,634)
Fidelity® VIP Value Strategies Service Class 2	35,283,351	(36,335,817)	(1,052,466)	30,998,254	(19,049,421)	11,948,833
Franklin Allocation Class 4 Shares	207,487	(10,782,702)	(10,575,215)	247,538	(13,626,476)	(13,378,938)
Franklin Income Class 2 Shares	417,822	(8,509,659)	(8,091,837)	146,509	(10,419,469)	(10,272,960)
Franklin Mutual Shares Class 2 Shares	71,080	(1,506,068)	(1,434,988)	36,389	(2,234,413)	(2,198,024)
Franklin Templeton Foreign Class 2 Shares	58,009	(2,789,118)	(2,731,109)	52,169	(3,639,114)	(3,586,945)
Invesco V.I. American Franchise Series II Shares	2,753	(725,932)	(723,179)	20,588	(1,035,926)	(1,015,338)
Janus Henderson - Enterprise Service Shares	461,482	(3,343,492)	(2,882,010)	184,775	(3,303,334)	(3,118,559)
Janus Henderson - Global Research Service Shares	208,997	(3,366,718)	(3,157,721)	160,341	(3,700,123)	(3,539,782)
Janus Henderson - Mid Cap Value Service Shares	4,425	(162,565)	(158,140)	24,027	(164,418)	(140,391)
MFS® New Discovery Service Class	111,300	(7,185,154)	(7,073,854)	31,193	(6,894,173)	(6,862,980)
MFS® Total Return Service Class	158,183	(4,702,351)	(4,544,168)	107,615	(6,123,424)	(6,015,809)
NVIT Emerging Markets Class D Shares	-	(260)	(260)	-	(282)	(282)
Rational Insider Buying VA	82,722	(382,795)	(300,073)	44,759	(633,417)	(588,658)

59

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Rational Trend Aggregation VA	$61,696	$(239,940)	$(178,244)	$47,964	$(490,157)	$(442,193)
State Street Total Return V.I.S. Class 3 Shares	6,405,272	(10,247,148)	(3,841,876)	8,008,791	(10,962,674)	(2,953,883)
TA 60/40 Allocation Service Class	17,989,665	(5,651,106)	12,338,559	17,861,669	(2,803,892)	15,057,777
TA Aegon High Yield Bond Initial Class	9,848,733	(14,924,496)	(5,075,763)	6,484,677	(10,030,574)	(3,545,897)
TA Aegon High Yield Bond Service Class	33,635,699	(42,112,659)	(8,476,960)	28,256,301	(27,073,129)	1,183,172
TA Aegon Sustainable Equity Income Initial Class	1,715,638	(35,535,292)	(33,819,654)	1,117,365	(39,009,870)	(37,892,505)
TA Aegon Sustainable Equity Income Service Class	24,367,258	(33,836,800)	(9,469,542)	22,204,280	(27,340,076)	(5,135,796)
TA Aegon U.S. Government Securities Initial Class	40,491,490	(27,459,215)	13,032,275	15,537,270	(17,710,679)	(2,173,409)
TA Aegon U.S. Government Securities Service Class	478,664,630	(414,775,946)	63,888,684	78,903,574	(217,458,822)	(138,555,248)
TA American Funds Managed Risk - Balanced Service Class	90,723,346	(80,012,509)	10,710,837	155,708,206	(62,821,545)	92,886,661
TA BlackRock Global Real Estate Securities Initial Class	2,484,992	(6,888,022)	(4,403,030)	3,773,482	(5,749,723)	(1,976,241)
TA BlackRock Global Real Estate Securities Service Class	16,967,210	(18,868,655)	(1,901,445)	15,864,348	(13,743,361)	2,120,987
TA BlackRock Government Money Market Initial Class	107,625,993	(68,901,891)	38,724,102	36,942,078	(41,278,658)	(4,336,580)
TA BlackRock Government Money Market Service Class	728,890,832	(457,893,499)	270,997,333	325,515,918	(317,729,106)	7,786,812
TA BlackRock iShares Edge 100 Service Class	17,329,345	(12,104,200)	5,225,145	16,228,540	(9,856,901)	6,371,639
TA BlackRock iShares Edge 40 Initial Class	4,237,696	(3,191,712)	1,045,984	976,405	(2,033,653)	(1,057,248)
TA BlackRock iShares Edge 40 Service Class	26,222,790	(45,768,467)	(19,545,677)	20,748,200	(41,893,248)	(21,145,048)
TA BlackRock iShares Edge 50 Service Class	133,817,814	(21,669,006)	112,148,808	149,360,955	(10,911,447)	138,449,508
TA BlackRock iShares Edge 75 Service Class	54,684,577	(21,299,279)	33,385,298	54,977,244	(11,531,838)	43,445,406
TA BlackRock Tactical Allocation Service Class	27,459,439	(172,076,219)	(144,616,780)	19,692,693	(178,833,346)	(159,140,653)
TA Goldman Sachs 70/30 Service Class	20,000	-	20,000	-	-	-
TA International Growth Initial Class	6,078,694	(15,024,245)	(8,945,551)	4,533,599	(9,704,270)	(5,170,671)
TA International Growth Service Class	15,156,822	(19,522,381)	(4,365,559)	10,588,816	(14,706,955)	(4,118,139)
TA Janus Balanced Service Class	84,503,205	(121,377,700)	(36,874,495)	86,923,063	(97,714,048)	(10,790,985)
TA Janus Mid-Cap Growth Initial Class	4,291,275	(13,542,379)	(9,251,104)	6,128,410	(9,980,545)	(3,852,135)
TA Janus Mid-Cap Growth Service Class	49,807,386	(30,998,983)	18,808,403	46,310,712	(17,545,875)	28,764,837
TA JPMorgan Asset Allocation - Conservative Initial Class	21,773,267	(26,489,978)	(4,716,711)	16,521,273	(23,924,610)	(7,403,337)

60

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA JPMorgan Asset Allocation - Conservative Service Class	$48,988,630	$(146,435,289)	$(97,446,659)	$117,426,583	$(138,518,731)	$(21,092,148)
TA JPMorgan Asset Allocation - Growth Initial Class	11,489,701	(30,389,557)	(18,899,856)	9,931,272	(29,355,723)	(19,424,451)
TA JPMorgan Asset Allocation - Growth Service Class	33,356,926	(48,561,049)	(15,204,123)	30,431,694	(29,335,594)	1,096,100
TA JPMorgan Asset Allocation - Moderate Initial Class	19,333,207	(45,433,307)	(26,100,100)	10,429,790	(45,694,714)	(35,264,924)
TA JPMorgan Asset Allocation - Moderate Service Class	318,070,996	(455,488,832)	(137,417,836)	524,626,480	(481,341,842)	43,284,638
TA JPMorgan Asset Allocation - Moderate Growth Initial Class	17,913,840	(46,837,202)	(28,923,362)	14,168,632	(48,088,456)	(33,919,824)
TA JPMorgan Asset Allocation - Moderate Growth Service Class	70,058,913	(388,507,272)	(318,448,359)	53,722,050	(423,159,781)	(369,437,731)
TA JPMorgan Core Bond Service Class	83,764,440	(47,143,197)	36,621,243	53,927,843	(34,566,172)	19,361,671
TA JPMorgan Enhanced Index Initial Class	11,401,088	(25,772,989)	(14,371,901)	10,513,423	(17,270,739)	(6,757,316)
TA JPMorgan Enhanced Index Service Class	26,931,032	(22,608,049)	4,322,983	18,868,754	(13,563,406)	5,305,348
TA JPMorgan International Moderate Growth Initial Class	315	(767)	(452)	1,858	(765)	1,093
TA JPMorgan International Moderate Growth Service Class	12,989,522	(74,319,919)	(61,330,397)	11,967,799	(73,638,183)	(61,670,384)
TA JPMorgan Mid Cap Value Service Class	41,945,582	(46,812,411)	(4,866,829)	35,129,532	(29,309,041)	5,820,491
TA JPMorgan Tactical Allocation Service Class	70,733,619	(116,882,529)	(46,148,910)	59,952,197	(109,708,301)	(49,756,104)
TA Legg Mason Dynamic Allocation - Balanced Service Class	32,544,117	(95,863,874)	(63,319,757)	26,394,536	(105,002,007)	(78,607,471)
TA Legg Mason Dynamic Allocation - Growth Service Class	19,084,033	(49,737,875)	(30,653,842)	9,189,757	(54,075,396)	(44,885,639)
TA Madison Diversified Income Service Class	48,960,053	(35,634,782)	13,325,271	43,739,712	(19,759,389)	23,980,323
TA Managed Risk - Balanced ETF Service Class	74,448,696	(502,699,211)	(428,250,515)	96,933,586	(549,375,722)	(452,442,136)
TA Managed Risk - Conservative ETF Service Class	39,583,365	(94,217,216)	(54,633,851)	35,955,216	(110,395,523)	(74,440,307)
TA Managed Risk - Growth ETF Service Class	44,427,188	(304,740,740)	(260,313,552)	46,788,926	(357,001,014)	(310,212,088)
TA Market Participation Strategy Service Class	29,414,895	(60,887,261)	(31,472,366)	6,358,630	(56,172,771)	(49,814,141)
TA Morgan Stanley Capital Growth Initial Class	30,833,708	(95,261,113)	(64,427,405)	230,022,471	(35,150,509)	194,871,962
TA Morgan Stanley Capital Growth Service Class	201,844,273	(128,440,353)	73,403,920	254,675,647	(35,314,802)	219,360,845
TA Morgan Stanley Global Allocation Service Class	31,092,550	(154,067,229)	(122,974,679)	27,173,604	(160,247,378)	(133,073,774)
TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class	23,157,518	(26,010,394)	(2,852,876)	45,020,312	(20,424,585)	24,595,727

61

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
TA MSCI EAFE Index Service Class	$15,838,955	$(4,937,299)	$10,901,656	$26,945,213	$(9,514,103)	$17,431,110
TA Multi-Managed Balanced Initial Class	14,383,687	(13,910,822)	472,865	7,956,194	(11,233,851)	(3,277,657)
TA Multi-Managed Balanced Service Class	64,784,819	(147,834,161)	(83,049,342)	52,458,662	(121,492,313)	(69,033,651)
TA PIMCO Tactical - Balanced Service Class	22,351,349	(70,436,294)	(48,084,945)	11,873,957	(70,377,951)	(58,503,994)
TA PIMCO Tactical - Conservative Service Class	66,302,769	(65,906,928)	395,841	20,167,516	(37,234,436)	(17,066,920)
TA PIMCO Tactical - Growth Service Class	16,203,885	(43,770,017)	(27,566,132)	10,596,569	(37,234,519)	(26,637,950)
TA PIMCO Total Return Initial Class	30,393,576	(38,831,238)	(8,437,662)	17,552,882	(23,335,974)	(5,783,092)
TA PIMCO Total Return Service Class	94,280,648	(133,939,868)	(39,659,220)	65,032,013	(108,556,471)	(43,524,458)
TA PineBridge Inflation Opportunities Service Class	12,091,813	(24,239,282)	(12,147,469)	9,312,653	(25,462,606)	(16,149,953)
TA ProFunds UltraBear Service Class (OAM)	43,444,184	(28,298,178)	15,146,006	4,004,863	(13,607,982)	(9,603,119)
TA QS Investors Active Asset Allocation - Conservative Service Class	13,737,213	(52,477,338)	(38,740,125)	10,386,947	(51,395,738)	(41,008,791)
TA QS Investors Active Asset Allocation - Moderate Service Class	29,699,222	(144,916,953)	(115,217,731)	31,854,197	(157,765,584)	(125,911,387)
TA QS Investors Active Asset Allocation - Moderate Growth Service Class	11,922,782	(70,358,191)	(58,435,409)	11,549,965	(80,049,370)	(68,499,405)
TA Rothschild & Co Large Cap Value Service Class	15,281,482	(4,944,567)	10,336,915	8,817,694	(635,712)	8,181,982
TA S&P 500 Index Service Class	116,483,928	(43,654,826)	72,829,102	131,202,601	(23,636,605)	107,565,996
TA Small/Mid Cap Value Initial Class	934,338	(10,997,826)	(10,063,488)	1,165,147	(15,293,646)	(14,128,499)
TA Small/Mid Cap Value Service Class	38,916,151	(29,025,216)	9,890,935	36,945,752	(18,413,425)	18,532,327
TA T. Rowe Price Small Cap Initial Class	7,300,767	(20,574,105)	(13,273,338)	7,198,698	(18,637,794)	(11,439,096)
TA T. Rowe Price Small Cap Service Class	72,190,247	(61,804,962)	10,385,285	70,601,308	(34,907,777)	35,693,531
TA TS&W International Equity Initial Class	6,385,466	(11,252,087)	(4,866,621)	5,343,959	(9,623,990)	(4,280,031)
TA TS&W International Equity Service Class	13,602,947	(8,370,268)	5,232,679	10,139,801	(6,945,097)	3,194,704
TA WMC US Growth Initial Class	24,461,089	(68,680,943)	(44,219,854)	156,017,750	(45,246,803)	110,770,947
TA WMC US Growth Service Class	67,729,720	(56,751,123)	10,978,597	87,071,310	(25,071,486)	61,999,824
Vanguard® Balanced	904,959	(106,199)	798,760	-	-	-
Vanguard® Capital Growth	234,438	(8,649)	225,789	-	-	-

62

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

4. Change in Unit Dollars (continued)

	Year Ended December 31, 2020			Year Ended December 31, 2019
Subaccount	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)	Units Purchased in Dollars	Units Redeemed and Transferred to/from in Dollars	Dollar Net Increase (Decrease)
Vanguard® Conservative Allocation	$433,253	$(2,285)	$430,968	$-	$-	$-
Vanguard® Diversified Value	52,139	(74)	52,065	-	-	-
Vanguard® Equity Income	136,292	(447)	135,845	-	-	-
Vanguard® Equity Index	934,267	(1,084,773)	(150,506)	149,317	(369,214)	(219,897)
Vanguard® Global Bond Index	41,140	-	41,140	-	-	-
Vanguard® Growth	516,251	(17,099)	499,152	-	-	-
Vanguard® High Yield Bond	44,091	(1,329)	42,762	-	-	-
Vanguard® International	1,651,715	(1,447,915)	203,800	658,728	(295,272)	363,456
Vanguard® Mid-Cap Index	1,625,117	(941,369)	683,748	734,561	(247,424)	487,137
Vanguard® Moderate Allocation	3,078,926	(15,029)	3,063,897	-	-	-
Vanguard® Money Market	1,309,089	(437,265)	871,824	-	-	-
Vanguard® Real Estate Index	676,994	(205,866)	471,128	232,059	(91,024)	141,035
Vanguard® Short-Term Investment Grade	3,712,542	(2,231,493)	1,481,049	1,767,559	(730,183)	1,037,376
Vanguard® Total Bond Market Index	3,379,635	(611,707)	2,767,928	1,383,198	(122,794)	1,260,404
Vanguard® Total International Stock Market Index	433,305	(18,563)	414,742	-	-	-
Vanguard® Total Stock Market Index	983,650	(71,951)	911,699	-	-	-
Voya Global Perspectives Class S Shares	4,121	(1,285)	2,836	238	(299)	(61)
Voya Large Cap Value Class S Shares	44	(9)	35	-	(23)	(23)
Voya Strategic Allocation Conservative Class S Shares	-	-	-	-	-	-
Voya Strategic Allocation Moderate Class S Shares	-	-	-	-	-	-
Wanger International	10,165	(155,522)	(145,357)	56,770	(33,129)	23,641
Wanger USA	-	-	-	-	-	-

63

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights

The Separate Account offers various death benefit options, which have differing fees that are charged against the contract owner’s account balance. These charges are discussed in more detail in the individual’s policy. Differences in the fee structures for these units result in different unit values, expense ratios, and total returns.

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

AB Balanced Wealth Strategy Class B Shares
12/31/2020	26,074,538	$16.52	to	$12.47	$ 93,993,592	2.15%	0.40%	to	2.85%	8.82%	to	6.22%
12/31/2019	30,129,720	15.18	to	11.74	97,353,579	2.34	0.40	to	2.85	17.73	to	14.93
12/31/2018	33,611,226	12.90	to	10.21	85,205,038	1.69	0.40	to	2.85	(6.79)	to	(9.02)
12/31/2017	38,525,201	13.84	to	11.22	99,946,976	1.81	0.40	to	2.85	14.88	to	12.43
12/31/2016	44,034,478	12.01	to	1.63	94,083,857	1.82	0.65	to	2.65	3.77	to	1.75

AB Growth and Income Class B Shares
12/31/2020	61,139,851	2.82	to	12.53	237,524,698	1.32	0.30	to	2.80	2.17	to	(0.32)
12/31/2019	66,912,738	2.76	to	12.57	249,977,608	1.03	0.30	to	2.80	23.24	to	20.24
12/31/2018	72,168,849	2.24	to	10.45	211,887,489	0.75	0.30	to	2.80	(6.13)	to	(8.42)
12/31/2017	77,917,998	2.38	to	11.42	246,477,664	1.27	0.30	to	2.80	18.24	to	15.38
12/31/2016	86,181,039	2.02	to	1.37	220,284,665	0.84	0.30	to	2.30	10.74	to	8.58

AB Large Cap Growth Class B Shares
12/31/2020	9,621,136	5.13	to	21.57	34,806,742	-	0.30	to	2.80	34.74	to	31.47
12/31/2019	11,372,716	3.81	to	16.41	31,230,390	-	0.30	to	2.80	33.96	to	30.70
12/31/2018	13,361,563	2.84	to	12.55	27,738,213	-	0.30	to	2.80	2.02	to	(0.48)
12/31/2017	15,509,056	2.79	to	12.61	32,262,769	-	0.30	to	2.80	31.28	to	28.10
12/31/2016	17,594,877	2.12	to	1.57	28,324,370	-	0.30	to	2.30	2.05	to	0.06

American Funds - Asset Allocation Class 2 Shares
12/31/2020	174,752,023	19.00	to	13.37	857,259,812	1.67	0.60	to	2.95	11.78	to	9.24
12/31/2019	194,454,343	17.00	to	12.24	819,073,416	1.95	0.60	to	2.95	20.51	to	17.76
12/31/2018	212,831,662	14.10	to	10.39	677,757,631	1.62	0.60	to	2.95	(5.18)	to	(7.35)
12/31/2017	246,090,334	14.87	to	11.22	769,063,617	1.56	0.60	to	2.95	15.37	to	12.91
12/31/2016	250,143,519	12.88	to	1.60	634,039,608	1.74	0.75	to	2.75	8.60	to	6.49

American Funds - Asset Allocation Class 4 Shares
12/31/2020(1)	50,583	11.92	to	11.77	599,001	4.31	0.40	to	2.20	-	to	-

American Funds - Bond Class 2 Shares
12/31/2020	67,686,257	12.35	to	11.05	285,376,467	2.15	0.60	to	2.95	9.08	to	6.59
12/31/2019	64,327,748	11.32	to	10.37	230,089,383	2.69	0.60	to	2.95	8.70	to	6.22
12/31/2018	65,952,103	10.42	to	9.76	197,187,014	2.40	0.60	to	2.95	(1.31)	to	(3.57)
12/31/2017	73,725,508	10.56	to	10.12	217,547,968	2.00	0.60	to	2.95	2.89	to	0.70
12/31/2016	86,249,797	10.24	to	1.04	202,687,185	1.75	0.75	to	2.75	2.18	to	0.20

American Funds - Bond Class 4 Shares
12/31/2020(1)	44,930	10.47	to	10.34	466,693	6.23	0.31	to	2.11	-	to	-

American Funds - Growth Class 2 Shares
12/31/2020	57,094,202	36.70	to	22.35	1,055,964,795	0.32	0.60	to	2.95	51.17	to	47.73
12/31/2019	60,243,138	24.27	to	15.13	679,623,629	0.80	0.60	to	2.95	29.99	to	27.03
12/31/2018	61,736,514	18.67	to	11.91	442,334,800	0.44	0.60	to	2.95	(0.85)	to	(3.12)
12/31/2017	67,452,645	18.83	to	12.29	442,900,974	0.53	0.60	to	2.95	27.34	to	24.63
12/31/2016	68,512,929	14.77	to	1.85	301,070,692	0.84	0.75	to	2.60	8.67	to	6.72

American Funds - Growth Class 4 Shares
12/31/2020(1)	235,706	15.12	to	14.94	3,539,748	-	0.33	to	2.13	-	to	-

American Funds - Growth-Income Class 2 Shares
12/31/2020	52,944,337	24.68	to	15.16	676,765,745	1.42	0.60	to	2.95	12.87	to	10.29
12/31/2019	55,567,642	21.87	to	13.74	578,289,945	1.79	0.60	to	2.95	25.38	to	22.52
12/31/2018	56,040,276	17.44	to	11.22	409,513,116	1.43	0.60	to	2.95	(2.38)	to	(4.62)
12/31/2017	60,250,249	17.87	to	11.76	420,162,453	1.48	0.60	to	2.95	21.47	to	18.89
12/31/2016	60,127,114	14.69	to	1.81	308,892,051	1.61	0.75	to	2.60	10.69	to	8.70

American Funds - Growth-Income Class 4 Shares
12/31/2020(1)	131,787	12.55	to	12.40	1,642,555	1.97	0.33	to	2.13	-	to	-

64

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

American Funds - International Class 2 Shares
12/31/2020	41,284,373	$16.72	to	$14.31	$ 282,160,736	0.67%	0.60%	to	2.95%	13.29%	to	10.71%
12/31/2019	46,533,316	14.76	to	12.92	248,531,886	1.55	0.60	to	2.95	22.15	to	19.36
12/31/2018	49,456,028	12.08	to	10.83	186,794,262	1.80	0.60	to	2.95	(13.66)	to	(15.64)
12/31/2017	51,454,305	14.00	to	12.84	191,936,131	1.34	0.60	to	2.95	31.16	to	28.37
12/31/2016	49,934,063	10.66	to	1.04	129,648,359	1.48	0.75	to	2.60	2.76	to	0.92

American Funds - International Class 4 Shares
12/31/2020(1)	103,923	14.02	to	13.85	1,447,390	0.92	0.33	to	2.13	-	to	-

American Funds - New World Class 4 Shares
12/31/2020(1)	27,799	14.39	to	14.22	397,295	-	0.35	to	2.15	-	to	-

BlackRock Basic Value V.I. Class I Shares
12/31/2020	5,956,830	2.69	to	11.33	19,478,568	2.43	1.25	to	2.65	2.15	to	0.76
12/31/2019	6,249,446	2.63	to	11.24	20,016,237	2.39	1.25	to	2.65	22.38	to	20.71
12/31/2018	6,813,623	2.15	to	9.31	17,849,636	1.79	1.25	to	2.65	(8.99)	to	(10.24)
12/31/2017	7,377,068	2.36	to	10.38	21,702,345	1.54	1.25	to	2.65	6.91	to	5.45
12/31/2016	8,011,814	2.21	to	2.40	22,069,925	1.52	1.25	to	2.30	16.73	to	15.54

BlackRock Global Allocation V.I. Class I Shares
12/31/2020	4,385,798	3.81	to	13.52	11,798,862	1.29	1.25	to	2.65	19.52	to	17.89
12/31/2019	4,729,879	3.19	to	11.46	10,712,286	1.24	1.25	to	2.65	16.53	to	14.94

12/31/2018	5,295,268	2.73	to	9.97	10,410,140	0.92	1.25	to	2.65	(8.49)	to	(9.74)
12/31/2017	6,135,012	2.99	to	11.05	13,086,962	1.26	1.25	to	2.65	12.46	to	10.93
12/31/2016	7,054,931	2.66	to	2.61	13,393,563	1.25	1.25	to	2.30	2.83	to	1.78

BlackRock High Yield V.I. Class I Shares
12/31/2020	1,167,438	3.00	to	11.67	3,353,262	5.31	1.25	to	2.65	5.97	to	4.52
12/31/2019	1,340,935	2.83	to	11.16	3,651,853	5.40	1.25	to	2.65	13.87	to	12.31
12/31/2018	1,507,900	2.49	to	9.94	3,612,958	5.48	1.25	to	2.65	(3.86)	to	(5.18)

12/31/2017	1,762,477	2.59	to	10.48	4,411,875	5.18	1.25	to	2.65	6.00	to	4.56
12/31/2016	2,044,390	2.44	to	1.99	4,838,768	5.46	1.25	to	2.30	11.52	to	10.38

DFA VA Equity Allocation

12/31/2020	39,352	11.23	to	11.21	441,244	18.43	0.27	to	0.47	11.85	to	11.63
12/31/2019(1)	-	10.04	to	10.04	-	-	0.27	to	0.47	-	to	-

DFA VA Global Bond
12/31/2020	12,560	10.13	to	9.96	127,203	0.06	0.27	to	2.60	1.18	to	0.98
12/31/2019(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-	to	-

DFA VA Global Moderate Allocation
12/31/2020	1,869	11.13	to	11.11	20,762	2.47	0.27	to	0.47	10.99	to	10.77
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA International Small

12/31/2020	24,516	11.07	to	11.05	271,344	8.73	0.27	to	0.47	9.12	to	8.90
12/31/2019(1)	-	10.15	to	10.14	-	-	0.27	to	0.47	-	to	-

DFA VA International Value
12/31 /2020	4,829	9.83	to	9.81	47,429	6.34	0.27	to	0.47	(2.03)	to	(2.23)
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA Short-Term Fixed
12/31/2020	9,237	10.03	to	10.01	92,589	0.50	0.27	to	0.47	0.33	to	0.13
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

DFA VA U.S. Large Value

12/31/2020	23,843	9.86	to	9.84	234,961	6.18	0.27	to	0.47	(1.64)	to	(1.84)
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

DFA VA U.S. Targeted Value

12/31/2020	13,882	10.36	to	10.34	143,813	7.93	0.27	to	0.47	3.70	to	3.50
12/31/2019(1)	-	9.99	to	9.99	-	-	0.27	to	0.47	-	to	-

65

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP Balanced Service Class 2
12/31/2020	114,386,362	$2.76	to	$15.06	$ 537,674,354	1.28%	0.30%	to	2.65%	21.76%	to	18.98%
12/31/2019	125,709,751	2.27	to	12.65	457,401,722	1.58	0.30	to	2.65	23.74	to	20.91
12/31/2018	137,704,135	1.83	to	10.47	364,935,164	1.31	0.30	to	2.65	(4.73)	to	(6.92)
12/31/2017	147,985,403	1.92	to	11.24	382,158,570	1.28	0.30	to	2.65	15.77	to	13.13
12/31/2016	161,273,927	1.66	to	1.38	336,960,896	1.26	0.30	to	2.45	6.66	to	4.43

Fidelity® VIP Consumer Staples Initial Class
12/31/2020(1)	613	12.29	to	12.15	7,484	-	0.70	to	2.50	-	to	-

Fidelity® VIP Contrafund® Initial Class
12/31/2020	43,364	3.49	to	17.31	267,864	0.22	0.30	to	2.70	30.18	to	27.14
12/31/2019	44,170	2.68	to	13.61	208,350	0.37	0.30	to	2.70	31.18	to	28.12
12/31/2018	72,197	2.04	to	10.63	221,362	0.71	0.30	to	2.70	(6.66)	to	(8.85)
12/31/2017	79,806	2.19	to	11.66	258,065	0.91	0.30	to	2.70	21.51	to	20.67
12/31/2016	113,495	1.80	to	1.57	431,681	0.73	0.30	to	1.00	7.68	to	6.93

Fidelity® VIP Contrafund® Service Class 2
12/31/2020	114,571,364	4.15	to	17.16	855,273,689	0.08	0.30	to	2.80	29.84	to	26.69
12/31/2019	122,971,431	3.20	to	13.54	671,378,964	0.22	0.30	to	2.80	30.88	to	27.70
12/31/2018	130,170,833	2.44	to	10.61	494,770,479	0.43	0.30	to	2.80	(6.92)	to	(9.20)
12/31/2017	148,094,555	2.62	to	11.68	579,167,529	0.78	0.30	to	2.80	21.22	to	18.29
12/31/2016	158,259,292	2.16	to	1.41	476,359,703	0.64	0.30	to	2.30	7.41	to	5.31

Fidelity® VIP Energy Service Class 2
12/31/2020(1)	3,620	10.96	to	10.83	39,390	4.30	0.50	to	2.30	-	to	-

Fidelity® VIP Equity-Income Initial Class
12/31/2020	21,847	2.08	to	12.45	47,297	1.84	0.30	to	2.70	6.38	to	3.89
12/31/2019	22,709	1.95	to	11.99	46,431	2.02	0.30	to	2.70	27.06	to	24.09
12/31/2018	23,527	1.54	to	9.66	38,033	2.27	0.30	to	2.70	(8.57)	to	(10.72)
12/31/2017	24,406	1.68	to	10.82	43,356	1.50	0.30	to	2.70	12.56	to	11.78
12/31/2016	38,845	1.49	to	1.61	61,069	2.28	0.30	to	1.00	17.67	to	16.85

Fidelity® VIP Equity-Income Service Class 2
12/31/2020	16,133,605	2.62	to	12.34	38,656,184	1.61	0.30	to	2.80	6.12	to	3.54
12/31/2019	18,185,698	2.46	to	11.92	41,513,921	1.78	0.30	to	2.80	26.73	to	23.65
12/31/2018	20,712,987	1.95	to	9.64	37,740,091	1.98	0.30	to	2.80	(8.81)	to	(11.04)
12/31/2017	23,845,141	2.13	to	10.84	48,184,382	1.46	0.30	to	2.80	12.31	to	9.59
12/31/2016	27,073,880	1.90	to	1.25	49,230,256	2.09	0.30	to	2.30	17.36	to	15.07

Fidelity® VIP Growth Initial Class
12/31/2020	7,385	4.76	to	22.97	30,183	0.07	0.30	to	2.70	43.46	to	40.11
12/31/2019	7,797	3.32	to	16.40	22,321	0.26	0.30	to	2.70	33.91	to	30.78
12/31/2018	8,174	2.48	to	12.54	17,561	0.24	0.30	to	2.70	(0.47)	to	(2.81)
12/31/2017	8,594	2.49	to	12.90	18,642	0.23	0.30	to	2.70	34.73	to	33.80
12/31/2016	12,155	1.85	to	1.61	19,555	0.03	0.30	to	1.00	0.50	to	(0.19)

Fidelity® VIP Growth Service Class 2
12/31/2020	13,368,312	5.30	to	22.81	49,691,847	0.04	0.30	to	2.80	43.12	to	39.64
12/31/2019	14,824,936	3.70	to	16.33	39,103,539	0.06	0.30	to	2.80	33.58	to	30.33
12/31/2018	16,810,542	2.77	to	12.53	33,696,406	0.04	0.30	to	2.80	(0.73)	to	(3.16)
12/31/2017	19,553,603	2.79	to	12.94	40,016,140	0.08	0.30	to	2.80	34.41	to	31.16
12/31/2016	22,172,573	2.08	to	1.37	34,319,380	-	0.30	to	2.30	0.25	to	(1.71)

Fidelity® VIP Growth Opportunities Service Class 2
12/31/2020	779,883	33.53	to	31.54	4,484,860	-	1.25	to	2.80	66.16	to	63.65
12/31/2019	862,593	20.18	to	19.27	3,004,319	-	1.25	to	2.80	38.76	to	36.67
12/31/2018	929,775	14.54	to	14.10	2,346,465	0.09	1.25	to	2.80	10.82	to	9.14
12/31/2017	1,207,203	13.12	to	12.92	2,711,713	0.11	1.25	to	2.80	32.53	to	30.53
12/31/2016	1,186,013	1.83	to	1.32	1,992,681	0.05	1.25	to	1.75	(1.17)	to	(1.65)

Fidelity® VIP Health Care Service Class 2
12/31/2020(1)	21,737	12.02	to	11.87	259,476	1.03	0.50	to	2.30	-	to	-

66

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Fidelity® VIP Mid Cap Initial Class
12/31/2020	17,141	$2.79	to	$13.24	$ 64,353	0.66%	0.30%	to	2.70%	17.84%	to	15.08%
12/31/2019	18,009	2.37	to	11.50	55,425	0.86	0.30	to	2.70	23.08	to	20.20
12/31/2018	38,781	1.93	to	9.57	82,670	0.64	0.30	to	2.70	(14.80)	to	(16.80)
12/31/2017	41,922	2.26	to	11.50	108,346	0.70	0.30	to	2.70	20.45	to	19.61
12/31/2016	21,135	1.88	to	1.46	52,280	0.50	0.30	to	1.00	11.90	to	11.12

Fidelity® VIP Mid Cap Service Class 2
12/31/2020	61,513,574	3.43	to	13.18	397,709,138	0.40	0.30	to	2.80	17.51	to	14.66
12/31/2019	68,400,272	2.91	to	11.50	354,595,211	0.69	0.30	to	2.80	22.80	to	19.82
12/31/2018	74,180,131	2.37	to	9.59	288,831,176	0.39	0.30	to	2.80	(15.03)	to	(17.11)
12/31/2017	84,005,052	2.79	to	11.57	374,376,908	0.49	0.30	to	2.80	20.18	to	17.26
12/31/2016	89,788,590	2.32	to	1.48	316,226,522	0.32	0.30	to	2.30	11.59	to	9.41

Fidelity® VIP Technology Initial Class
12/31/2020(1)	41,913	16.08	to	15.89	669,454	-	0.70	to	2.50	-	to	-

Fidelity® VIP Utilities Initial Class
12/31/2020(1)	2,161	11.58	to	11.44	24,841	9.64	0.70	to	2.50	-	to	-

Fidelity® VIP Value Strategies Initial Class
12/31/2020	65,512	2.17	to	12.70	239,991	1.14	0.30	to	2.50	7.93	to	5.62
12/31/2019	81,496	2.01	to	12.03	341,053	1.69	0.30	to	2.50	34.12	to	31.25
12/31/2018	80,999	1.50	to	9.16	255,289	0.89	0.30	to	2.50	(17.57)	to	(19.35)
12/31/2017	86,820	1.82	to	11.36	330,169	1.51	0.30	to	2.50	19.00	to	18.17
12/31/2016	45,032	1.53	to	1.48	187,030	1.43	0.30	to	1.00	9.30	to	8.54

Fidelity® VIP Value Strategies Service Class 2
12/31/2020	38,869,644	2.83	to	12.59	176,210,717	1.07	0.30	to	2.80	7.70	to	5.08
12/31/2019	41,539,468	2.63	to	11.98	167,567,384	1.47	0.30	to	2.80	33.70	to	30.45
12/31/2018	42,681,877	1.97	to	9.19	116,996,447	0.71	0.30	to	2.80	(17.75)	to	(19.76)
12/31/2017	44,994,998	2.39	to	11.45	149,707,366	1.23	0.30	to	2.80	18.73	to	15.85
12/31/2016	48,667,743	2.02	to	1.31	128,230,984	0.93	0.30	to	2.30	8.95	to	6.82

Franklin Allocation Class 4 Shares
12/31/2020	29,058,217	1.78	to	12.02	69,574,482	1.35	0.60	to	2.80	11.08	to	8.71
12/31/2019	33,952,154	1.60	to	11.05	73,995,819	3.32	0.60	to	2.80	18.85	to	16.31
12/31/2018	40,474,209	1.35	to	9.50	75,009,599	2.88	0.60	to	2.80	(10.12)	to	(12.06)
12/31/2017	50,313,685	1.50	to	10.81	104,865,929	2.55	0.60	to	2.80	11.12	to	8.74
12/31/2016	59,149,514	1.35	to	1.76	112,099,678	3.70	0.60	to	2.60	12.25	to	10.07

Franklin Income Class 2 Shares
12/31/2020	31,003,681	1.64	to	10.97	48,526,068	5.89	1.00	to	2.80	(0.30)	to	(2.05)
12/31/2019	36,589,063	1.65	to	11.20	57,808,661	5.39	1.00	to	2.80	14.91	to	12.90
12/31/2018	43,367,555	1.43	to	9.92	59,934,934	4.80	1.00	to	2.80	(5.26)	to	(6.93)
12/31/2017	51,870,302	1.51	to	10.66	76,044,090	4.16	1.00	to	2.80	8.59	to	6.69
12/31/2016	61,395,564	1.39	to	1.23	83,312,836	5.07	1.00	to	2.30	12.90	to	11.47

Franklin Mutual Shares Class 2 Shares
12/31/2020	7,876,120	1.47	to	10.18	11,185,310	2.76	1.00	to	2.80	(5.98)	to	(7.63)
12/31/2019	9,029,439	1.57	to	11.02	13,710,436	1.79	1.00	to	2.80	21.36	to	19.23
12/31/2018	10,583,322	1.29	to	9.24	13,324,515	2.34	1.00	to	2.80	(9.97)	to	(11.56)
12/31/2017	12,176,476	1.43	to	10.45	17,081,386	2.20	1.00	to	2.80	7.28	to	5.40
12/31/2016	13,977,761	1.34	to	1.18	18,358,702	1.99	1.00	to	2.30	14.91	to	13.46

Franklin Templeton Foreign Class 2 Shares
12/31/2020	18,343,611	1.06	to	9.82	18,333,937	3.38	1.00	to	2.80	(2.14)	to	(3.85)
12/31/2019	21,486,432	1.08	to	10.21	22,067,192	1.74	1.00	to	2.80	11.42	to	9.46
12/31/2018	25,135,514	0.97	to	9.33	23,322,722	2.68	1.00	to	2.80	(16.28)	to	(17.76)
12/31/2017	29,509,124	1.16	to	11.34	32,841,409	2.59	1.00	to	2.80	15.54	to	13.52
12/31/2016	33,720,848	1.00	to	0.89	32,654,219	1.95	1.00	to	2.30	6.12	to	4.77

67

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Invesco V.I. American Franchise Series II Shares
12/31/2020	2,645,645	$3.62	to	$20.85	$ 8,633,998	-%	0.30%	to	2.80%	41.57%	to	38.13%
12/31/2019	2,917,087	2.56	to	15.10	6,803,867	-	0.30	to	2.80	36.02	to	32.71
12/31/2018	3,405,149	1.88	to	11.38	5,914,066	-	0.30	to	2.80	(4.18)	to	(6.52)
12/31/2017	3,978,534	1.96	to	12.17	7,305,661	-	0.30	to	2.80	26.65	to	23.58
12/31/2016	4,459,627	1.55	to	1.41	6,543,470	-	0.30	to	2.30	1.71	to	(0.27)

Janus Henderson - Enterprise Service Shares
12/31/2020	6,635,024	5.66	to	17.91	23,462,735	0.05	0.30	to	2.80	18.83	to	15.94
12/31/2019	7,606,776	4.76	to	15.45	22,867,967	0.05	0.30	to	2.80	34.75	to	31.48
12/31/2018	8,614,115	3.53	to	11.75	19,757,244	0.13	0.30	to	2.80	(0.96)	to	(3.39)
12/31/2017	9,702,261	3.57	to	12.16	22,591,758	0.54	0.30	to	2.80	26.71	to	23.64
12/31/2016	10,584,742	2.82	to	1.78	19,751,582	0.71	0.30	to	2.30	11.77	to	9.59

Janus Henderson - Global Research Service Shares
12/31/2020	14,158,953	2.85	to	16.08	25,965,245	0.64	0.30	to	2.80	19.40	to	16.50
12/31/2019	16,122,487	2.38	to	13.80	25,159,601	0.85	0.30	to	2.80	28.33	to	25.21
12/31/2018	18,506,476	1.86	to	11.02	22,907,022	0.96	0.30	to	2.80	(7.36)	to	(9.63)
12/31/2017	21,574,448	2.01	to	12.20	29,147,018	0.68	0.30	to	2.80	26.30	to	23.24
12/31/2016	23,820,520	1.59	to	1.00	25,804,944	0.94	0.30	to	2.30	1.51	to	(0.47)

Janus Henderson - Mid Cap Value Service Shares
12/31/2020	1,046,254	11.86	to	11.15	2,879,198	1.07	1.25	to	2.80	(2.43)	to	(3.90)
12/31/2019	1,112,449	12.15	to	11.61	3,137,143	1.47	1.25	to	2.80	28.44	to	26.51
12/31/2018	1,170,029	9.46	to	9.17	2,566,104	0.89	1.25	to	2.80	(14.89)	to	(16.18)
12/31/2017	1,239,487	11.12	to	10.95	3,228,213	0.64	1.25	to	2.80	12.23	to	10.55
12/31/2016	1,278,394	2.41	to	2.22	2,972,307	0.90	1.25	to	1.75	17.30	to	16.73

MFS® New Discovery Service Class
12/31/2020	10,997,397	5.75	to	22.58	54,351,642	-	0.30	to	2.80	45.15	to	41.62
12/31/2019	12,964,008	3.96	to	15.94	44,689,857	-	0.30	to	2.80	40.85	to	37.43
12/31/2018	15,150,161	2.81	to	11.60	37,622,941	-	0.30	to	2.80	(2.01)	to	(4.41)
12/31/2017	17,571,221	2.87	to	12.14	44,936,194	-	0.30	to	2.80	25.95	to	22.90
12/31/2016	20,116,052	2.28	to	1.60	41,335,561	-	0.30	to	2.30	8.47	to	6.36

MFS® Total Return Service Class
12/31/2020	17,604,415	2.42	to	12.37	39,804,937	2.06	0.30	to	2.80	9.19	to	6.53
12/31/2019	19,874,828	2.21	to	11.61	41,580,126	2.09	0.30	to	2.80	19.76	to	16.85
12/31/2018	22,981,760	1.85	to	9.94	40,564,664	1.95	0.30	to	2.80	(6.15)	to	(8.45)
12/31/2017	26,624,976	1.97	to	10.85	50,663,588	2.15	0.30	to	2.80	11.69	to	8.98
12/31/2016	30,104,493	1.76	to	1.29	51,932,163	2.65	0.30	to	2.30	8.49	to	6.38

NVIT Emerging Markets Class D Shares
12/31/2020	1,503	15.65	to	14.34	23,330	1.64	0.30	to	2.50	12.58	to	10.17
12/31/2019	1,524	13.90	to	13.02	21,048	2.16	0.30	to	2.50	22.21	to	19.59
12/31/2018	1,547	11.37	to	10.88	17,509	0.35	0.30	to	2.50	(17.96)	to	(19.73)
12/31/2017	1,568	13.86	to	13.56	21,682	0.91	0.30	to	2.50	40.67	to	39.98
12/31/2016(1)	1,907	9.85	to	9.83	18,774	0.83	0.30	to	0.80	-	to	-

Rational Trend Aggregation VA
12/31/2020	585,844	9.61	to	9.15	807,176	0.59	1.25	to	2.50	(0.05)	to	(1.27)
12/31/2019	728,389	9.62	to	9.27	1,003,775	2.32	1.25	to	2.50	5.97	to	4.68
12/31/2018	1,054,500	9.07	to	8.86	1,370,978	3.91	1.25	to	2.50	(5.75)	to	(6.91)
12/31/2017	1,280,691	9.63	to	9.51	1,769,682	3.17	1.25	to	2.50	(2.85)	to	(3.80)
12/31/2016	1,558,996	1.43	to	1.30	2,218,052	4.61	1.30	to	2.30	5.60	to	4.57

Rational Insider Buying VA
12/31/2020	716,254	14.49	to	13.80	1,533,102	-	1.25	to	2.50	12.73	to	11.35
12/31/2019	885,646	12.85	to	12.39	1,681,987	-	1.25	to	2.50	22.47	to	20.98
12/31/2018	1,218,337	10.49	to	10.24	1,888,401	0.64	1.25	to	2.50	(8.33)	to	(9.46)
12/31/2017	1,462,179	11.45	to	11.31	2,476,679	0.54	1.25	to	2.50	16.01	to	14.88
12/31/2016	1,753,688	1.47	to	1.34	2,561,942	0.64	1.30	to	2.30	9.58	to	8.52

68

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

State Street Total Return V.I.S. Class 3 Shares
12/31/2020	18,412,322	$15.06	to	$11.79	$ 50,152,621	1.67%	0.40%	to	2.85%	5.71%	to	3.20%
12/31/2019	21,706,994	14.25	to	11.42	52,200,791	2.08	0.40	to	2.85	15.11	to	12.37
12/31/2018	24,994,175	12.38	to	10.16	48,611,551	1.84	0.40	to	2.85	(6.98)	to	(9.21)
12/31/2017	29,732,587	13.31	to	11.19	57,477,545	1.77	0.40	to	2.85	14.52	to	12.08
12/31/2016	34,109,465	11.59	to	1.25	54,132,289	1.59	0.65	to	2.65	5.40	to	3.35

TA 60/40 Allocation Service Class
12/31/2020	5,750,641	12.97	to	12.20	41,556,748	0.62	0.20	to	2.50	12.24	to	9.72
12/31/2019	3,823,378	11.55	to	11.12	25,139,161	0.17	0.20	to	2.50	19.89	to	17.20
12/31/2018(1)	1,506,181	9.64	to	9.49	7,559,801	-	0.20	to	2.50	-	to	-

TA Aegon High Yield Bond Initial Class
12/31/2020	27,309,298	2.53	to	11.32	68,971,842	6.22	0.30	to	2.80	4.73	to	2.18
12/31/2019	29,667,346	2.41	to	11.08	72,383,047	6.26	0.30	to	2.80	13.87	to	11.10
12/31/2018	31,184,824	2.12	to	9.97	67,516,767	6.24	0.30	to	2.80	(2.64)	to	(5.03)
12/31/2017	36,693,553	2.18	to	10.50	82,935,784	5.86	0.30	to	2.80	7.12	to	4.52
12/31/2016	40,104,822	2.03	to	2.05	85,399,506	6.01	0.30	to	2.05	15.00	to	13.03

TA Aegon High Yield Bond Service Class
12/31/2020	28,101,036	13.76	to	11.26	150,070,593	5.99	0.20	to	2.65	4.47	to	1.98
12/31/2019	31,316,439	13.17	to	11.04	155,487,204	5.97	0.20	to	2.65	13.74	to	11.03
12/31/2018	35,239,960	11.58	to	9.94	137,411,428	5.95	0.20	to	2.65	(2.90)	to	(5.23)
12/31/2017	40,594,624	11.92	to	10.49	157,652,721	5.44	0.20	to	2.65	6.25	to	4.45
12/31/2016	44,271,533	11.15	to	1.49	155,587,458	5.98	0.90	to	2.30	13.97	to	12.42

TA Aegon Sustainable Equity Income Initial Class
12/31/2020	102,139,295	2.18	to	10.49	258,388,425	3.03	0.30	to	2.80	(7.63)	to	(9.88)
12/31/2019	116,924,848	2.36	to	11.63	323,795,182	2.47	0.30	to	2.80	23.54	to	20.53
12/31/2018	131,850,813	1.91	to	9.65	298,896,926	2.12	0.30	to	2.80	(11.77)	to	(13.93)
12/31/2017	153,385,459	2.17	to	11.21	400,085,233	2.31	0.30	to	2.80	16.08	to	13.27
12/31/2016	160,020,752	1.87	to	2.04	363,999,021	2.15	0.30	to	2.05	14.57	to	12.61

TA Aegon Sustainable Equity Income Service Class
12/31/2020	33,902,293	16.24	to	10.44	139,055,653	2.78	0.20	to	2.65	(7.77)	to	(9.98)
12/31/2019	39,289,800	17.61	to	11.60	163,985,604	2.21	0.20	to	2.65	23.33	to	20.38
12/31/2018	44,974,511	14.28	to	9.63	139,189,014	1.89	0.20	to	2.65	(11.86)	to	(13.98)
12/31/2017	54,139,799	16.20	to	11.20	184,816,342	2.18	0.20	to	2.65	15.09	to	13.14
12/31/2016	60,943,596	13.98	to	1.25	168,373,821	1.97	0.90	to	2.30	13.57	to	12.02

TA Aegon U.S. Government Securities Initial Class
12/31/2020	45,759,323	1.71	to	10.76	80,808,215	1.70	0.30	to	2.80	8.65	to	6.01
12/31/2019	38,276,111	1.57	to	10.15	63,019,860	2.05	0.30	to	2.80	6.28	to	3.70
12/31/2018	39,822,530	1.48	to	9.79	62,214,715	2.99	0.30	to	2.80	(0.04)	to	(2.49)
12/31/2017	40,571,556	1.48	to	10.04	65,046,767	3.69	0.30	to	2.80	2.35	to	(0.13)
12/31/2016	46,351,895	1.44	to	1.27	73,562,770	0.65	0.30	to	2.05	0.00	to	(1.71)

TA Aegon U.S. Government Securities Service Class
12/31/2020	80,140,863	11.62	to	10.66	273,499,306	1.41	0.20	to	2.80	8.45	to	5.70
12/31/2019	70,935,391	10.72	to	10.08	191,285,315	1.62	0.20	to	2.80	6.14	to	3.45
12/31/2018	104,943,141	10.10	to	9.74	318,697,528	2.37	0.20	to	2.80	(0.19)	to	(2.73)
12/31/2017	90,224,835	10.11	to	10.02	198,887,348	2.79	0.20	to	2.80	2.05	to	(0.42)
12/31/2016	139,466,169	1.27	to	1.05	384,537,007	0.43	0.30	to	2.45	(0.16)	to	(2.25)

TA American Funds Managed Risk - Balanced Service Class
12/31/2020	77,819,858	13.37	to	11.57	981,034,010	1.21	0.20	to	2.50	4.08	to	1.75
12/31/2019	76,825,970	12.84	to	11.37	940,541,090	1.25	0.20	to	2.50	17.57	to	14.93
12/31/2018	68,832,442	10.92	to	9.89	724,315,458	0.87	0.20	to	2.50	(6.01)	to	(8.13)
12/31/2017	57,652,094	11.62	to	10.77	652,612,767	0.63	0.20	to	2.50	14.11	to	11.84
12/31/2015(1)	36,223,701	10.16	to	9.83	362,577,579	0.63	0.45	to	2.45	5.94	to	3.87

69

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock Global Real Estate Securities Initial Class
12/31/2020	12,874,971	$2.03	to	$11.34	$36,532,221	12.31%	0.30%	to	2.80%	(0.61	) %	to	(3.03	) %
12/31/2019	14,634,220	2.04	to	11.70	42,084,933	0.90	0.30	to	2.80	24.82		to	21.78
12/31/2018	15,318,064	1.64	to	9.60	35,691,673	8.46	0.30	to	2.80	(10.36)		to	(12.55)
12/31/2017	17,217,524	1.82	to	10.98	45,370,142	3.62	0.30	to	2.80	10.99		to	8.30
12/31/2016	18,463,874	1.64	to	2.35	44,536,161	1.76	0.30	to	2.05	0.32		to	(1.39)

TA BlackRock Global Real Estate Securities Service Class
12/31/2020	21,638,728	12.40	to	11.31	81,766,874	11.61	0.20	to	2.65	(0.71)		to	(3.08)
12/31/2019	24,184,329	12.49	to	11.67	86,036,786	0.60	0.20	to	2.65	24.64		to	21.66
12/31/2018	27,015,414	10.02	to	9.59	68,224,055	7.97	0.20	to	2.65	(10.51)		to	(12.65)
12/31/2017	32,087,719	11.20	to	10.98	87,690,297	3.23	0.20	to	2.65	10.02		to	8.16
12/31/2016	36,306,707	10.11	to	0.98	84,311,623	1.41	0.90	to	2.30	(0.48)		to	(1.83)

TA BlackRock Government Money Market Initial Class
12/31/2020	119,708,543	1.13	to	9.32	125,991,289	0.23	0.30	to	2.80	(0.01)		to	(2.44)
12/31/2019	82,743,032	1.13	to	9.55	88,719,890	1.96	0.30	to	2.80	1.67		to	(0.81)
12/31/2018	87,727,125	1.12	to	9.63	92,736,566	1.79	0.30	to	2.80	1.50		to	(0.98)
12/31/2017	81,612,286	1.10	to	9.72	89,165,490	0.01	0.30	to	2.80	(0.30)		to	(2.71)
12/31/2016	98,022,427	1.10	to	0.88	109,373,936	0.01	0.30	to	2.05	(0.30)		to	(2.00)

TA BlackRock Government Money Market Service Class
12/31/2020	208,397,849	10.03	to	9.25	613,742,199	0.17	0.20	to	2.65	0.05		to	(2.34)
12/31/2019	155,242,739	10.03	to	9.48	348,881,228	1.70	0.20	to	2.65	1.51		to	(0.91)
12/31/2018	169,823,809	9.88	to	9.56	339,881,056	0.85	0.20	to	2.65	0.64		to	(1.78)
12/31/2017	167,094,546	9.82	to	9.74	296,558,369	0.01	0.20	to	2.65	(0.44)		to	(2.57)
12/31/2016	218,009,250	9.84	to	0.82	383,959,184	0.01	0.45	to	2.45	(0.44)		to	(2.38)

TA BlackRock iShares Edge 100 Service Class
12/31/2020	3,753,435	16.72	to	13.75	59,978,989	1.67	0.20	to	2.50	9.66		to	7.20
12/31/2019	3,371,713	15.24	to	12.83	49,637,017	1.54	0.20	to	2.50	24.33		to	21.54
12/31/2018	2,916,657	12.26	to	10.56	34,919,921	1.17	0.20	to	2.50	(5.52)		to	(7.65)
12/31/2017	3,121,438	12.98	to	11.43	39,921,039	0.54	0.20	to	2.50	22.68		to	20.23
12/31/2016(1)	2,202,649	10.55	to	10.39	23,122,979	-	0.45	to	2.45	-		to	-

TA BlackRock iShares Edge 40 Initial Class
12/31/2020	10,377,146	1.94	to	11.93	20,577,421	2.47	0.30	to	2.80	9.32		to	6.66
12/31/2019	9,936,931	1.77	to	11.18	17,996,551	2.24	0.30	to	2.80	14.96		to	12.17
12/31/2018	10,486,812	1.54	to	9.97	16,837,445	1.90	0.30	to	2.80	(4.43)		to	(6.76)
12/31/2017	11,583,518	1.61	to	10.69	19,894,941	1.73	0.30	to	2.80	9.42		to	6.76
12/31/2016	13,620,346	1.48	to	1.50	21,495,544	1.45	0.30	to	2.05	1.92		to	0.18

TA BlackRock iShares Edge 40 Service Class
12/31/2020	102,613,543	14.11	to	11.89	294,458,872	2.21	0.20	to	2.65	9.23		to	6.63
12/31/2019	115,789,426	12.91	to	11.15	292,492,929	1.96	0.20	to	2.65	14.87		to	12.13
12/31/2018	132,547,925	11.24	to	9.95	277,272,924	1.65	0.20	to	2.65	(4.62)		to	(6.91)
12/31/2017	153,773,203	11.79	to	10.69	324,322,394	1.49	0.20	to	2.65	9.19		to	6.70
12/31/2016	181,601,690	1.27	to	1.11	339,898,668	1.25	0.30	to	2.45	1.69		to	(0.44)

TA BlackRock iShares Edge 50 Service Class
12/31/2020	33,008,160	14.20	to	12.36	448,423,739	1.27	0.20	to	2.50	9.50		to	7.05
12/31/2019	24,058,879	12.97	to	11.54	301,321,199	0.94	0.20	to	2.50	15.80		to	13.21
12/31/2018	12,508,832	11.20	to	10.20	136,530,066	0.96	0.20	to	2.50	(2.82)		to	(5.01)
12/31/2017	5,580,252	11.52	to	10.74	63,218,179	0.74	0.20	to	2.50	12.34		to	10.10
12/31/2016(1)	4,130,044	10.23	to	10.08	41,974,799	-	0.45	to	2.45	-		to	-

TA BlackRock iShares Edge 75 Service Class
12/31/2020	11,324,666	15.36	to	13.10	165,771,162	1.38	0.20	to	2.50	10.04		to	7.57
12/31/2019	8,767,414	13.96	to	12.18	117,927,147	0.97	0.20	to	2.50	20.04		to	17.34
12/31/2018	5,307,037	11.63	to	10.38	60,147,061	0.91	0.20	to	2.50	(4.10)		to	(6.27)
12/31/2017	2,206,073	12.13	to	11.07	26,367,946	0.46	0.20	to	2.50	17.44		to	15.10
12/31/2016(1)	1,123,248	10.30	to	10.15	11,506,416	-	0.45	to	2.45	-		to	-

70

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA BlackRock Tactical Allocation Service Class
12/31/2020	312,039,360	$16.21	to	$12.65	$ 1,242,098,550	1.73%	0.20%	to	2.80%	12.96%	to	10.11%
12/31/2019	361,724,078	14.35	to	11.49	1,256,854,629	2.17	0.20	to	2.80	16.82	to	13.86
12/31/2018	420,090,936	12.28	to	10.09	1,233,781,924	0.97	0.20	to	2.80	(4.61)	to	(7.03)
12/31/2017	488,544,310	12.88	to	10.86	1,483,799,252	1.46	0.20	to	2.80	11.18	to	8.65
12/31/2016	544,782,967	11.55	to	1.34	1,444,210,976	2.31	0.45	to	2.30	4.44	to	2.56

TA Goldman Sachs 70/30 Service Class
12/31/2020(1)	1,613	12.67	to	12.52	20,311	-	0.20	to	2.00	-	to	-

TA International Growth Initial Class
12/31/2020	41,664,394	2.57	to	14.54	87,876,379	2.26	0.30	to	2.80	20.54	to	17.60
12/31/2019	46,784,649	2.13	to	12.36	82,908,303	1.64	0.30	to	2.80	27.30	to	24.20
12/31/2018	49,721,997	1.67	to	9.95	70,582,731	1.25	0.30	to	2.80	(17.95)	to	(19.96)
12/31/2017	49,776,559	2.04	to	12.43	86,501,729	1.33	0.30	to	2.80	26.87	to	23.79
12/31/2016	47,110,409	1.61	to	1.51	65,293,820	1.51	0.30	to	2.05	(0.22)	to	(1.93)

TA International Growth Service Class
12/31/2020	17,982,050	16.22	to	14.46	115,207,635	2.09	0.20	to	2.65	20.34	to	17.47
12/31/2019	19,878,211	13.48	to	12.31	101,695,343	1.37	0.20	to	2.65	27.15	to	24.11
12/31/2018	22,805,284	10.60	to	9.92	84,441,642	0.95	0.20	to	2.65	(18.11)	to	(20.08)
12/31/2017	29,599,165	12.95	to	12.41	116,136,840	1.17	0.20	to	2.65	25.85	to	23.72
12/31/2016	29,624,976	10.22	to	0.96	84,422,845	1.35	0.90	to	2.30	(1.03)	to	(2.37)

TA Janus Balanced Service Class
12/31/2020	171,067,789	19.73	to	14.52	1,085,023,467	1.51	0.20	to	2.65	14.08	to	11.36
12/31/2019	184,402,723	17.29	to	13.04	998,779,258	1.37	0.20	to	2.65	21.53	to	18.63
12/31/2018	194,748,292	14.23	to	10.99	840,916,560	1.48	0.20	to	2.65	(0.27)	to	(2.66)
12/31/2017	194,033,939	14.27	to	11.29	836,976,066	1.32	0.20	to	2.65	16.21	to	13.73
12/31/2016	197,498,662	12.25	to	1.16	687,948,240	1.09	0.45	to	2.30	3.65	to	1.78

TA Janus Mid-Cap Growth Initial Class
12/31/2020	34,258,222	4.18	to	18.31	90,938,573	0.23	0.30	to	2.80	18.85	to	15.96
12/31/2019	38,655,012	3.52	to	15.79	87,346,650	0.07	0.30	to	2.80	36.30	to	32.99
12/31/2018	40,505,558	2.58	to	11.87	67,902,458	0.06	0.30	to	2.80	(1.51)	to	(3.92)
12/31/2017	43,015,893	2.62	to	12.36	73,761,288	0.10	0.30	to	2.80	28.62	to	25.51
12/31/2016	44,776,658	2.04	to	1.64	60,228,303	-	0.30	to	2.05	(2.34)	to	(4.01)

TA Janus Mid-Cap Growth Service Class
12/31/2020	19,613,738	22.65	to	18.23	195,280,987	0.04	0.20	to	2.65	18.69	to	15.86
12/31/2019	20,310,940	19.08	to	15.74	146,913,356	-	0.20	to	2.65	36.06	to	32.81
12/31/2018	20,363,814	14.02	to	11.85	86,366,801	-	0.20	to	2.65	(1.65)	to	(4.02)
12/31/2017	21,217,980	14.26	to	12.35	83,552,225	-	0.20	to	2.65	27.59	to	25.42
12/31/2016	22,970,554	11.10	to	1.32	63,321,902	-	0.90	to	2.30	(3.18)	to	(4.49)

TA JPMorgan Asset Allocation - Conservative Initial Class
12/31/2020	80,924,720	2.12	to	12.32	167,552,183	2.52	0.30	to	2.80	11.14	to	8.44
12/31/2019	83,056,161	1.91	to	11.36	156,640,797	2.64	0.30	to	2.80	13.56	to	10.80
12/31/2018	87,232,931	1.68	to	10.25	146,643,478	1.84	0.30	to	2.80	(4.27)	to	(6.61)
12/31/2017	95,917,441	1.75	to	10.98	171,462,292	2.09	0.30	to	2.80	12.47	to	9.75
12/31/2016	110,451,298	1.56	to	1.51	176,881,894	2.02	0.30	to	2.05	4.31	to	2.53

TA JPMorgan Asset Allocation - Conservative Service Class
12/31/2020	297,142,588	14.62	to	12.26	986,050,891	2.27	0.20	to	2.65	11.02	to	8.38
12/31/2019	338,740,194	13.17	to	11.31	995,998,146	2.23	0.20	to	2.65	13.32	to	10.62
12/31/2018	372,496,615	11.62	to	10.23	910,676,358	1.58	0.20	to	2.65	(4.47)	to	(6.77)
12/31/2017	432,130,521	12.16	to	10.97	1,060,315,451	1.88	0.20	to	2.65	12.06	to	9.67
12/31/2016	491,730,606	10.83	to	1.10	1,021,657,645	1.80	0.45	to	2.45	3.84	to	1.82

71

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan Asset Allocation - Growth Initial Class
12/31/2020	108,290,844	$2.84	to	$15.64	$ 315,946,230	1.71%	0.30%	to	2.80%	24.37%	to	21.34%
12/31/2019	116,876,305	2.28	to	12.89	276,399,883	1.73	0.30	to	2.80	25.67	to	22.62
12/31/2018	125,967,602	1.82	to	10.51	239,894,471	1.83	0.30	to	2.80	(10.66)	to	(12.85)
12/31/2017	138,715,582	2.03	to	12.06	298,478,723	1.44	0.30	to	2.80	24.26	to	21.25
12/31/2016	145,360,910	1.64	to	1.64	254,491,186	2.18	0.30	to	2.05	5.76	to	3.95

TA JPMorgan Asset Allocation - Growth Service Class
12/31/2020	49,937,665	20.95	to	15.58	256,180,984	1.49	0.20	to	2.65	24.11	to	21.15
12/31/2019	56,218,037	16.88	to	12.86	223,490,179	1.49	0.20	to	2.65	25.61	to	22.61
12/31/2018	62,042,687	13.44	to	10.49	179,178,132	1.64	0.20	to	2.65	(10.88)	to	(13.02)
12/31/2017	71,714,802	15.08	to	12.06	221,484,340	1.24	0.20	to	2.65	23.82	to	21.17
12/31/2016	80,740,471	12.15	to	1.06	184,665,448	1.91	0.45	to	2.30	5.35	to	3.45

TA JPMorgan Asset Allocation - Moderate Initial Class
12/31/2020	167,334,087	2.34	to	12.94	386,197,515	2.19	0.30	to	2.80	12.27	to	9.54
12/31/2019	179,888,900	2.09	to	11.81	374,973,973	2.17	0.30	to	2.80	16.07	to	13.25
12/31/2018	197,798,951	1.80	to	10.43	359,948,040	1.74	0.30	to	2.80	(5.41)	to	(7.73)
12/31/2017	214,216,713	1.90	to	11.30	416,447,113	1.86	0.30	to	2.80	16.12	to	13.30
12/31/2016	237,955,333	1.64	to	1.60	403,302,456	2.19	0.30	to	2.05	5.25	to	3.45

TA JPMorgan Asset Allocation - Moderate Service Class
12/31/2020	1,281,493,795	15.89	to	12.88	6,149,536,745	2.01	0.20	to	2.65	12.05	to	9.38
12/31/2019	1,411,687,562	14.18	to	11.78	5,681,558,353	1.94	0.20	to	2.65	15.95	to	13.18
12/31/2018	1,547,786,893	12.23	to	10.40	4,918,563,752	1.56	0.20	to	2.65	(5.54)	to	(7.81)
12/31/2017	1,721,740,775	12.95	to	11.29	5,252,747,161	1.65	0.20	to	2.65	15.60	to	13.13
12/31/2016	1,901,152,605	11.17	to	1.14	4,884,558,926	1.96	0.45	to	2.45	4.78	to	2.74

TA JPMorgan Asset Allocation - Moderate Growth Initial Class
12/31/2020	207,605,776	2.51	to	13.71	526,342,752	2.04	0.30	to	2.80	14.72	to	11.93
12/31/2019	221,095,017	2.19	to	12.25	494,980,786	2.18	0.30	to	2.80	19.65	to	16.74
12/31/2018	237,682,384	1.83	to	10.49	449,982,016	1.86	0.30	to	2.80	(7.35)	to	(9.62)
12/31/2017	253,563,185	1.98	to	11.60	524,868,709	1.71	0.30	to	2.80	19.42	to	16.52
12/31/2016	272,203,035	1.65	to	1.65	477,491,105	2.03	0.30	to	2.05	6.23	to	4.41

TA JPMorgan Asset Allocation - Moderate Growth Service Class
12/31/2020	946,199,278	17.59	to	13.64	3,336,796,672	1.81	0.20	to	2.65	14.44	to	11.70
12/31/2019	1,072,176,193	15.37	to	12.21	3,277,444,014	1.93	0.20	to	2.65	19.55	to	16.70
12/31/2018	1,233,418,891	12.86	to	10.47	3,113,335,571	1.65	0.20	to	2.65	(7.51)	to	(9.73)
12/31/2017	1,392,455,162	13.90	to	11.59	3,718,610,494	1.52	0.20	to	2.65	18.96	to	16.42
12/31/2016	1,528,662,864	11.66	to	1.15	3,249,120,855	1.78	0.45	to	2.45	5.78	to	3.72

TA JPMorgan Core Bond Service Class
12/31/2020	65,914,063	12.21	to	10.84	320,495,238	3.39	0.20	to	2.65	6.95	to	4.40
12/31/2019	63,811,767	11.41	to	10.39	267,800,611	2.33	0.20	to	2.65	8.04	to	5.46
12/31/2018	65,985,037	10.56	to	9.85	232,204,364	2.91	0.20	to	2.65	(0.29)	to	(2.68)
12/31/2017	72,762,576	10.60	to	10.12	234,929,539	2.56	0.20	to	2.65	2.96	to	0.76
12/31/2016	84,929,968	10.27	to	1.02	225,404,212	1.90	0.45	to	2.30	1.60	to	(0.23)

TA JPMorgan Enhanced Index Initial Class
12/31/2020	37,329,408	3.86	to	15.85	143,094,946	1.44	0.30	to	2.80	19.81	to	16.89
12/31/2019	41,798,145	3.22	to	13.56	135,407,620	1.19	0.30	to	2.80	30.64	to	27.47
12/31/2018	44,289,570	2.46	to	10.64	111,021,328	1.10	0.30	to	2.80	(6.29)	to	(8.59)
12/31/2017	46,939,835	2.63	to	11.64	127,335,985	0.56	0.30	to	2.80	20.79	to	17.86
12/31/2016	46,917,262	2.18	to	1.98	106,614,195	0.41	0.30	to	2.05	11.02	to	9.12

TA JPMorgan Enhanced Index Service Class
12/31/2020	8,456,169	25.48	to	15.78	98,536,608	1.30	0.20	to	2.65	19.62	to	16.77
12/31/2019	9,090,987	21.30	to	13.51	79,574,306	0.97	0.20	to	2.65	30.43	to	27.31
12/31/2018	10,181,659	16.33	to	10.61	57,236,560	0.87	0.20	to	2.65	(6.43)	to	(8.68)
12/31/2017	12,493,704	17.46	to	11.62	67,683,559	0.41	0.20	to	2.65	19.74	to	17.71
12/31/2016	13,075,401	14.48	to	1.47	51,966,255	0.18	0.90	to	2.30	10.13	to	8.63

72

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA JPMorgan International Moderate Growth Initial Class
12/31/2020	69,069	$1.69	to	$13.06	$ 114,111	2.77%	0.30%	to	2.50%	14.55%	to	12.10%
12/31/2019	69,370	1.47	to	11.65	100,195	2.36	0.30	to	2.50	17.42	to	14.90
12/31/2018	68,581	1.26	to	10.14	84,487	2.40	0.30	to	2.50	(11.85)	to	(13.75)
12/31/2017	68,027	1.42	to	11.76	95,215	1.82	0.30	to	2.50	21.42	to	21.24
12/31/2016	69,400	1.17	to	1.15	80,122	2.15	0.30	to	0.45	0.92	to	0.77

TA JPMorgan International Moderate Growth Service Class
12/31/2020	229,071,491	14.76	to	12.94	556,823,864	2.48	0.20	to	2.80	14.31	to	11.42
12/31/2019	263,802,109	12.91	to	11.61	556,497,257	2.03	0.20	to	2.80	17.37	to	14.41
12/31/2018	300,953,145	11.00	to	10.15	537,377,054	2.15	0.20	to	2.80	(12.09)	to	(14.32)
12/31/2017	334,110,132	12.51	to	11.85	660,356,626	1.62	0.20	to	2.80	20.93	to	18.17
12/31/2016	358,429,603	10.32	to	0.92	551,114,925	1.85	0.45	to	2.45	0.62	to	(1.33)

TA JPMorgan Mid Cap Value Service Class
12/31/2020	36,764,402	18.53	to	11.19	231,007,191	1.04	0.20	to	2.80	0.83	to	(1.72)
12/31/2019	41,359,300	18.37	to	11.38	237,476,565	1.17	0.20	to	2.80	25.74	to	22.56
12/31/2018	44,054,769	14.61	to	9.29	186,121,537	0.64	0.20	to	2.80	(12.27)	to	(14.50)
12/31/2017	49,949,595	16.66	to	10.86	234,010,120	0.60	0.20	to	2.80	12.68	to	10.11
12/31/2016	52,307,287	14.75	to	2.21	198,647,207	1.97	0.45	to	2.30	13.77	to	11.71

TA JPMorgan Tactical Allocation Service Class
12/31/2020	235,740,816	14.45	to	11.87	1,300,566,780	2.07	0.20	to	2.65	11.88	to	9.21
12/31/2019	260,751,494	12.91	to	10.87	1,220,599,661	2.08	0.20	to	2.65	11.69	to	9.02
12/31/2018	290,764,551	11.56	to	9.97	1,151,582,075	1.88	0.20	to	2.65	(3.38)	to	(5.70)
12/31/2017	336,938,291	11.96	to	10.57	1,290,836,386	1.59	0.20	to	2.65	8.02	to	5.71
12/31/2016	379,479,465	11.05	to	1.10	1,253,888,489	1.15	0.45	to	2.30	3.73	to	1.86

TA Legg Mason Dynamic Allocation - Balanced Service Class
12/31/2020	171,546,896	13.20	to	1.13	964,405,620	1.66	0.20	to	2.50	(0.75)	to	(3.00)
12/31/2019	188,777,088	13.30	to	1.17	1,048,148,666	1.59	0.20	to	2.50	15.83	to	13.20
12/31/2018	211,305,384	11.48	to	1.03	987,628,491	1.40	0.20	to	2.50	(3.51)	to	(5.72)
12/31/2017	240,726,764	11.90	to	1.09	1,134,168,274	1.13	0.20	to	2.50	9.97	to	7.78
12/31/2016	290,004,410	10.79	to	1.07	1,174,416,752	1.09	0.45	to	2.05	(1.11)	to	(2.66)

TA Legg Mason Dynamic Allocation - Growth Service Class
12/31/2020	78,541,890	13.53	to	1.23	401,118,370	1.60	0.20	to	2.50	(2.36)	to	(4.58)
12/31/2019	87,000,387	13.86	to	1.29	447,785,619	1.37	0.20	to	2.50	16.59	to	13.94
12/31/2018	99,265,335	11.89	to	1.13	430,016,813	1.22	0.20	to	2.50	(4.92)	to	(7.10)
12/31/2017	111,240,123	12.50	to	1.22	502,210,785	0.98	0.20	to	2.50	12.70	to	10.45
12/31/2016	132,145,826	11.07	to	1.11	513,884,084	1.03	0.45	to	2.05	(1.43)	to	(2.97)

TA Madison Diversified Income Service Class
12/31/2020	43,896,416	14.93	to	12.02	203,382,380	1.60	0.20	to	2.50	7.74	to	5.32
12/31/2019	51,519,543	13.86	to	11.41	179,387,536	1.53	0.20	to	2.50	14.71	to	12.14
12/31/2018	50,863,663	12.08	to	10.18	135,787,858	1.47	0.20	to	2.50	(0.95)	to	(3.19)
12/31/2017	53,981,023	12.19	to	10.51	130,445,023	1.60	0.20	to	2.50	8.28	to	6.86
12/31/2016	55,129,242	11.20	to	1.20	115,967,502	1.32	1.15	to	1.90	5.62	to	4.83

TA Managed Risk - Balanced ETF Service Class
12/31/2020	1,041,702,384	14.35	to	11.66	5,277,027,156	2.08	0.20	to	2.80	3.98	to	1.35
12/31/2019	1,162,728,895	13.81	to	11.51	5,570,038,106	1.96	0.20	to	2.80	15.42	to	12.50
12/31/2018	1,309,690,461	11.96	to	10.23	5,298,234,531	1.68	0.20	to	2.80	(4.74)	to	(7.16)
12/31/2017	1,473,800,978	12.56	to	11.02	6,047,882,818	1.68	0.20	to	2.80	13.10	to	10.36
12/31/2016	1,640,125,949	1.36	to	1.13	5,673,175,806	1.65	0.30	to	2.45	3.44	to	1.28

TA Managed Risk - Conservative ETF Service Class
12/31/2020	187,422,476	13.81	to	11.29	632,851,059	2.21	0.20	to	2.80	4.70	to	2.05
12/31/2019	210,974,386	13.19	to	11.06	666,135,464	2.04	0.20	to	2.80	11.97	to	9.14
12/31/2018	245,869,418	11.78	to	10.14	671,687,849	1.79	0.20	to	2.80	(3.79)	to	(6.24)
12/31/2017	280,713,603	12.25	to	10.81	771,558,640	1.82	0.20	to	2.80	10.54	to	8.02
12/31/2016	324,381,240	11.05	to	1.18	777,003,480	1.61	0.45	to	2.45	3.61	to	1.59

73

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA Managed Risk - Growth ETF Service Class
12/31/2020	645,059,731	$15.52	to	$12.20	$ 2,266,031,114	2.06%	0.20%	to	2.80%	4.01%	to	1.38%
12/31/2019	735,600,165	14.92	to	12.03	2,476,677,187	1.74	0.20	to	2.80	19.17	to	16.16
12/31/2018	857,934,001	12.52	to	10.36	2,384,647,311	1.59	0.20	to	2.80	(7.34)	to	(9.70)
12/31/2017	1,000,647,147	13.52	to	11.47	2,942,924,332	1.61	0.20	to	2.80	18.12	to	15.25
12/31/2016	1,128,966,441	1.36	to	1.13	2,699,674,301	1.61	0.30	to	2.45	4.36	to	2.17

TA Market Participation Strategy Service Class
12/31/2020	68,928,666	17.95	to	13.80	431,503,440	1.00	0.20	to	2.50	20.09	to	17.39
12/31/2019	75,395,519	14.95	to	11.76	393,660,137	0.90	0.20	to	2.50	18.34	to	15.69
12/31/2018	87,219,115	12.63	to	10.16	382,090,653	0.36	0.20	to	2.50	(2.92)	to	(5.12)
12/31/2017	93,693,820	13.01	to	10.71	434,408,630	0.31	0.20	to	2.50	10.30	to	8.10
12/31/2016	112,269,327	11.77	to	1.13	453,011,302	0.16	0.45	to	2.05	3.70	to	2.07

TA Morgan Stanley Capital Growth Initial Class
12/31/2020	85,162,718	9.28	to	36.33	711,094,364	-	0.30	to	2.80	117.22	to	111.95
12/31/2019	95,615,249	4.27	to	17.14	372,441,653	-	0.30	to	2.80	23.37	to	20.37
12/31/2018	42,679,256	3.46	to	14.24	134,713,516	-	0.30	to	2.80	6.36	to	3.76
12/31/2017	42,128,648	3.26	to	13.73	126,618,578	-	0.30	to	2.80	43.17	to	39.70
12/31/2016	43,698,169	2.27	to	2.05	92,915,246	-	0.30	to	2.05	(2.56)	to	(4.22)

TA Morgan Stanley Capital Growth Service Class
12/31/2020	30,658,070	62.09	to	36.19	868,139,473	-	0.20	to	2.65	116.86	to	111.69
12/31/2019	31,609,616	28.63	to	17.10	362,045,816	-	0.20	to	2.65	23.22	to	20.28
12/31/2018	14,619,393	23.24	to	14.21	108,734,790	-	0.20	to	2.65	6.22	to	3.67
12/31/2017	14,528,067	21.88	to	13.71	91,705,626	-	0.20	to	2.65	41.99	to	39.58
12/31/2016	13,431,257	15.30	to	1.54	53,195,806	-	0.90	to	2.30	(3.37)	to	(4.69)

TA Morgan Stanley Global Allocation Service Class
12/31/2020	356,384,317	16.20	to	13.12	1,183,113,160	0.93	0.20	to	2.65	18.10	to	15.28
12/31/2019	409,496,790	13.71	to	11.38	1,137,383,093	0.94	0.20	to	2.65	17.61	to	14.81
12/31/2018	474,880,900	11.66	to	9.91	1,101,022,848	1.11	0.20	to	2.65	(7.81)	to	(10.02)
12/31/2017	559,095,448	12.65	to	11.02	1,370,732,763	1.08	0.20	to	2.65	12.99	to	10.57
12/31/2016	629,799,019	11.17	to	1.42	1,268,057,537	0.38	0.45	to	2.30	4.09	to	2.22

TA Morgan Stanley Global Allocation Managed Risk - Balanced Service Class
12/31/2020	25,059,564	11.99	to	11.13	282,434,050	1.28	0.20	to	2.50	6.28	to	3.89
12/31/2019	25,329,115	11.28	to	10.72	271,457,068	2.99	0.20	to	2.50	14.48	to	11.91
12/31/2018	22,915,904	9.85	to	9.58	216,773,827	1.20	0.20	to	2.50	(7.95)	to	(10.03)
12/31/2017	19,095,805	10.70	to	10.64	198,315,259	0.68	0.20	to	2.50	12.00	to	9.77
12/31/2016	17,333,758	9.53	to	9.14	162,138,960	2.00	0.45	to	2.45	(0.08)	to	(2.02)

TA MSCI EAFE Index Service Class
12/31/2020	4,491,101	12.33	to	11.34	53,386,659	1.68	0.35	to	2.65	7.44	to	5.03
12/31/2019	3,400,933	11.47	to	10.80	38,023,654	1.30	0.35	to	2.65	20.68	to	17.97
12/31/2018	1,738,557	9.51	to	9.15	16,267,170	0.43	0.35	to	2.65	(14.53)	to	(16.46)
12/31/2017(1)	628,764	11.12	to	10.96	6,948,109	-	0.35	to	2.65	-	to	-

TA Multi-Managed Balanced Initial Class
12/31/2020	33,936,657	3.32	to	13.82	110,614,671	1.61	0.30	to	2.80	15.55	to	12.74
12/31/2019	34,030,880	2.87	to	12.26	97,122,745	1.66	0.30	to	2.80	21.40	to	18.45
12/31/2018	35,336,427	2.36	to	10.35	84,092,450	1.44	0.30	to	2.80	(3.95)	to	(6.30)
12/31/2017	36,409,215	2.46	to	11.05	91,688,505	0.86	0.30	to	2.80	13.80	to	11.04
12/31/2016	35,420,588	2.16	to	2.08	79,027,923	0.97	0.30	to	2.50	7.55	to	5.25

TA Multi-Managed Balanced Service Class
12/31/2020	174,556,480	19.54	to	13.76	1,344,853,751	1.37	0.20	to	2.65	15.37	to	12.62
12/31/2019	193,463,242	16.94	to	12.22	1,261,699,037	1.43	0.20	to	2.65	21.25	to	18.36
12/31/2018	213,053,682	13.97	to	10.33	1,113,804,034	1.21	0.20	to	2.65	(4.10)	to	(6.40)
12/31/2017	245,736,768	14.56	to	11.03	1,284,175,277	0.79	0.20	to	2.65	13.48	to	10.89
12/31/2016	219,709,404	1.82	to	1.53	904,843,654	0.93	0.30	to	2.45	7.32	to	5.07

74

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA PIMCO Tactical - Balanced Service Class
12/31/2020	121,270,158	$15.47	to	$12.24	$ 534,011,851	3.24%	0.20%	to	2.65%	8.64%	to	6.05%
12/31/2019	133,079,664	14.24	to	11.54	545,140,658	0.16	0.20	to	2.65	19.44	to	16.59
12/31/2018	152,110,362	11.92	to	9.90	514,523,316	3.19	0.20	to	2.65	(7.12)	to	(9.35)
12/31/2017	172,652,804	12.84	to	10.92	628,788,296	0.30	0.20	to	2.65	11.54	to	9.15
12/31/2016	192,663,294	11.48	to	1.01	610,151,653	0.29	0.45	to	2.30	4.91	to	3.02

TA PIMCO Tactical - Conservative Service Class
12/31/2020	58,483,928	15.15	to	12.19	279,544,029	1.41	0.20	to	2.65	9.67	to	7.06
12/31/2019	63,063,445	13.81	to	11.38	257,753,596	0.10	0.20	to	2.65	17.33	to	14.53
12/31/2018	69,943,022	11.77	to	9.94	237,796,879	3.31	0.20	to	2.65	(5.34)	to	(7.61)
12/31/2017	79,062,157	12.44	to	10.76	282,866,000	1.29	0.20	to	2.65	9.90	to	7.55
12/31/2016	87,765,386	11.29	to	0.97	273,382,211	0.41	0.45	to	2.30	4.51	to	2.62

TA PIMCO Tactical - Growth Service Class
12/31/2020	59,622,417	16.11	to	12.62	340,652,909	3.91	0.20	to	2.65	8.87	to	6.28
12/31/2019	67,856,653	14.80	to	11.87	344,227,526	-	0.20	to	2.65	21.31	to	18.42
12/31/2018	77,403,230	12.20	to	10.03	311,059,978	3.06	0.20	to	2.65	(7.87)	to	(10.08)
12/31/2017	89,424,879	13.24	to	11.15	373,518,260	0.40	0.20	to	2.65	14.31	to	11.87
12/31/2016	97,932,555	11.55	to	0.97	334,243,979	-	0.45	to	2.30	4.40	to	2.52

TA PIMCO Total Return Initial Class
12/31/2020	92,744,164	1.92	to	10.98	163,368,662	4.21	0.30	to	2.80	7.36	to	4.75
12/31/2019	97,537,181	1.78	to	10.48	162,583,767	2.53	0.30	to	2.80	8.09	to	5.46
12/31/2018	100,615,759	1.65	to	9.94	157,867,721	2.61	0.30	to	2.80	(0.95)	to	(3.38)
12/31/2017	108,525,289	1.67	to	10.29	174,652,447	-	0.30	to	2.80	4.57	to	2.04
12/31/2016	116,273,391	1.59	to	1.46	181,319,170	2.37	0.30	to	2.05	2.41	to	0.65

TA PIMCO Total Return Service Class
12/31/2020	257,532,168	12.10	to	10.94	723,436,012	4.02	0.20	to	2.65	7.19	to	4.63
12/31/2019	289,976,616	11.29	to	10.46	721,416,264	2.26	0.20	to	2.65	8.00	to	5.42
12/31/2018	331,762,980	10.46	to	9.92	717,759,315	2.40	0.20	to	2.65	(1.22)	to	(3.59)
12/31/2017	381,085,363	10.58	to	10.29	803,609,896	-	0.20	to	2.65	4.33	to	1.95
12/31/2016	432,200,049	1.34	to	1.11	826,905,164	2.20	0.30	to	2.45	2.17	to	0.03

TA PineBridge Inflation Opportunities Service Class
12/31/2020	61,183,192	10.91	to	10.83	146,174,577	1.53	0.20	to	2.65	8.48	to	5.89
12/31/2019	68,795,573	10.06	to	10.23	148,339,095	2.30	0.20	to	2.65	7.99	to	5.41
12/31/2018	80,400,948	9.31	to	9.71	154,495,130	1.69	0.20	to	2.65	(1.74)	to	(4.10)
12/31/2017	90,816,209	9.48	to	10.12	173,872,830	0.23	0.20	to	2.65	2.67	to	0.48
12/31/2016	101,867,579	9.21	to	0.95	175,347,485	0.58	0.45	to	2.30	3.34	to	1.47

TA ProFunds UltraBear Service Class (OAM)
12/31/2020	809,328,862	0.04	to	1.78	8,853,786	0.27	0.45	to	2.65	(53.64)	to	(54.62)
12/31/2019	528,747,957	0.08	to	3.92	12,630,584	-	0.45	to	2.65	(43.10)	to	(44.33)
12/31/2018	824,917,799	0.14	to	7.04	35,025,006	-	0.45	to	2.65	6.06	to	3.76
12/31/2017	325,897,312	0.13	to	6.79	13,176,394	-	0.45	to	2.65	(32.66)	to	(34.10)
12/31/2016	557,626,487	0.19	to	0.06	33,857,197	-	0.45	to	2.00	(23.94)	to	(25.08)

TA QS Investors Active Asset Allocation - Conservative Service Class
12/31/2020	103,190,427	13.40	to	11.58	316,114,002	1.95	0.20	to	2.65	6.44	to	3.90
12/31/2019	121,522,304	12.59	to	11.15	339,344,934	1.97	0.20	to	2.65	11.01	to	8.36
12/31/2018	141,754,097	11.34	to	10.29	347,965,665	1.59	0.20	to	2.65	(3.08)	to	(5.41)
12/31/2017	167,288,266	11.70	to	10.88	413,363,455	1.72	0.20	to	2.65	11.20	to	8.82
12/31/2016	201,671,367	10.50	to	1.06	425,136,568	1.26	0.45	to	2.45	2.19	to	0.20

TA QS Investors Active Asset Allocation - Moderate Service Class
12/31/2020	295,442,216	13.22	to	11.41	1,234,609,288	1.88	0.20	to	2.65	3.04	to	0.58
12/31/2019	333,714,080	12.83	to	11.35	1,331,045,066	1.81	0.20	to	2.65	10.91	to	8.26
12/31/2018	382,230,157	11.56	to	10.48	1,333,011,023	1.44	0.20	to	2.65	(4.36)	to	(6.66)
12/31/2017	433,032,803	12.09	to	11.23	1,515,657,257	1.55	0.20	to	2.65	14.93	to	12.47
12/31/2016	492,652,371	10.50	to	1.04	1,448,789,251	1.23	0.45	to	2.50	1.73	to	(0.30)

75

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA QS Investors Active Asset Allocation - Moderate Growth Service Class
12/31/2020	143,686,052	$12.88	to	$11.06	$ 443,165,826	1.81%	0.20%	to	2.65%	(2.27	) %	to	(4.61	) %
12/31/2019	167,991,889	13.18	to	11.59	522,009,134	1.66	0.20	to	2.65	11.13		to	8.48
12/31/2018	195,359,095	11.86	to	10.69	540,380,113	1.31	0.20	to	2.65	(6.14)		to	(8.39)
12/31/2017	225,073,336	12.63	to	11.67	650,551,880	1.28	0.20	to	2.65	19.77		to	17.21
12/31/2016	254,015,317	10.52	to	1.04	591,439,085	1.07	0.45	to	2.30	1.51		to	(0.32)

TA Rothschild & Co Large Cap Value Service Class
12/31/2020	3,305,330	10.46	to	9.85	23,639,749	0.69	0.20	to	2.50	(0.80)		to	(3.03)
12/31/2019	1,468,558	10.55	to	10.16	10,944,450	0.27	0.20	to	2.50	16.76		to	14.14
12/31/2018(1)	323,389	9.03	to	8.90	2,100,210	0.19	0.20	to	2.50	-		to	-

TA S&P 500 Index Service Class
12/31/2020	18,652,397	16.40	to	15.09	294,668,211	0.73	0.35	to	2.65	17.56		to	14.93
12/31/2019	13,156,763	13.95	to	13.13	178,742,034	0.49	0.35	to	2.65	30.44		to	27.52
12/31/2018	4,460,433	10.69	to	10.29	46,909,805	0.24	0.35	to	2.65	(5.32)		to	(7.46)
12/31/2017(1)	1,656,725	11.29	to	11.12	18,585,620	-	0.35	to	2.65	-		to	-

TA Small/Mid Cap Value Initial Class
12/31/2020	16,289,774	3.09	to	11.76	105,260,571	1.19	0.30	to	2.80	3.73		to	1.21
12/31/2019	18,085,702	2.98	to	11.62	114,726,591	0.96	0.30	to	2.80	24.90		to	21.87
12/31/2018	20,576,048	2.39	to	9.53	105,244,710	0.89	0.30	to	2.80	(11.72)		to	(13.88)
12/31/2017	22,801,173	2.71	to	11.07	135,391,174	1.13	0.30	to	2.80	15.21		to	12.42
12/31/2016	24,866,417	2.35	to	3.68	129,843,084	0.78	0.30	to	2.05	20.76		to	18.70

TA Small/Mid Cap Value Service Class
12/31/2020	24,053,506	19.16	to	11.70	165,772,343	1.02	0.20	to	2.65	3.53		to	1.06
12/31/2019	26,380,984	18.50	to	11.58	149,629,508	0.76	0.20	to	2.65	24.69		to	21.72
12/31/2018	28,152,654	14.84	to	9.51	105,380,785	0.68	0.20	to	2.65	(11.81)		to	(13.93)
12/31/2017	33,142,579	16.83	to	11.05	129,538,718	0.97	0.20	to	2.65	14.23		to	12.29
12/31/2016	37,602,330	14.63	to	1.92	111,710,832	0.54	0.90	to	2.30	19.73		to	18.10

TA T. Rowe Price Small Cap Initial Class
12/31/2020	35,663,295	5.13	to	16.49	148,895,580	-	0.30	to	2.80	23.19		to	20.20
12/31/2019	39,725,671	4.16	to	13.72	136,379,747	-	0.30	to	2.80	32.37		to	29.15
12/31/2018	43,487,831	3.14	to	10.62	114,179,188	-	0.30	to	2.80	(7.36)		to	(9.63)
12/31/2017	45,509,419	3.39	to	11.75	129,784,292	-	0.30	to	2.80	22.02		to	19.07
12/31/2016	47,515,529	2.78	to	2.65	112,290,331	-	0.30	to	2.05	10.89		to	8.99

TA T. Rowe Price Small Cap Service Class
12/31/2020	29,885,913	27.73	to	16.42	393,015,826	-	0.20	to	2.65	23.06		to	20.12
12/31/2019	32,292,237	22.54	to	13.67	313,681,024	-	0.20	to	2.65	32.12		to	28.97
12/31/2018	33,335,132	17.06	to	10.60	210,676,582	-	0.20	to	2.65	(7.47)		to	(9.69)
12/31/2017	37,785,697	18.43	to	11.74	241,993,274	-	0.20	to	2.65	20.93		to	18.88
12/31/2016	40,379,882	15.14	to	1.97	191,512,774	-	0.90	to	2.30	10.01		to	8.51

TA TS&W International Equity Initial Class
12/31/2020	37,510,561	1.97	to	12.01	81,434,181	3.13	0.30	to	2.80	6.22		to	3.64
12/31/2019	40,250,949	1.86	to	11.59	83,257,900	1.42	0.30	to	2.80	20.70		to	17.77
12/31/2018	42,739,151	1.54	to	9.84	73,746,197	2.44	0.30	to	2.80	(15.78)		to	(17.84)
12/31/2017	40,975,824	1.83	to	11.98	85,535,379	2.19	0.30	to	2.80	22.54		to	19.57
12/31/2016	41,696,215	1.49	to	1.56	71,904,972	2.76	0.30	to	2.05	0.78		to	(0.95)

TA TS&W International Equity Service Class
12/31/2020	10,449,862	13.91	to	11.95	54,523,483	3.02	0.20	to	2.65	5.99		to	3.46
12/31/2019	10,975,213	13.12	to	11.55	46,304,060	1.19	0.20	to	2.65	20.49		to	17.62
12/31/2018	12,291,177	10.89	to	9.82	35,983,797	2.20	0.20	to	2.65	(15.87)		to	(17.89)
12/31/2017	13,819,574	12.94	to	11.96	43,576,774	2.01	0.20	to	2.65	21.56		to	19.50
12/31/2016	13,541,992	10.58	to	0.86	34,110,738	2.57	0.90	to	2.30	(0.13)		to	(1.49)

76

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

TA WMC US Growth Initial Class
12/31/2020	154,155,439	$4.65	to	$21.91	$ 567,857,743	0.11%	0.30%	to	2.80%	36.89%	to	33.56%
12/31/2019	169,149,426	3.40	to	16.40	460,449,558	0.12	0.30	to	2.80	39.63	to	36.23
12/31/2018	125,844,251	2.43	to	12.04	249,568,122	0.48	0.30	to	2.80	(0.09)	to	(2.53)
12/31/2017	139,553,543	2.44	to	12.35	276,903,733	0.42	0.30	to	2.80	28.81	to	25.69
12/31/2016	152,376,830	1.89	to	1.36	236,978,354	0.40	0.30	to	2.30	2.50	to	0.50

TA WMC US Growth Service Class
12/31/2020	26,723,184	34.58	to	21.81	314,480,113	-	0.20	to	2.65	36.66	to	33.41
12/31/2019	29,264,303	25.30	to	16.35	222,359,352	-	0.20	to	2.65	39.40	to	36.07
12/31/2018	24,232,577	18.15	to	12.02	113,091,417	0.28	0.20	to	2.65	(0.23)	to	(2.63)
12/31/2017	28,142,974	18.19	to	12.34	123,555,754	0.21	0.20	to	2.65	27.71	to	25.55
12/31/2016	31,337,681	14.15	to	1.26	98,349,420	0.18	0.90	to	2.30	1.62	to	0.24

Vanguard® Balanced
12/31/2020	78,077	11.06	to	10.88	860,575	0.08	0.27	to	2.60	10.38	to	10.16
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-

Vanguard® Capital Growth
12/31/2020	21,652	11.71	to	11.69	253,306	-	0.27	to	0.47	17.16	to	16.92
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

Vanguard® Conservative Allocation
12/31/2020	41,609	11.16	to	10.98	463,483	0.10	0.27	to	2.60	11.43	to	11.21
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-

Vanguard® Diversified Value
12/31/2020	5,412	11.18	to	11.16	60,482	-	0.27	to	0.47	11.48	to	11.26
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

Vanguard® Equity Income
12/31/2020	14,586	10.31	to	10.29	150,226	0.68	0.27	to	0.47	2.97	to	2.76
12/31/2019(1)	-	10.01	to	10.01	-	-	0.27	to	0.47	-	to	-

Vanguard® Equity Index
12/31/2020	734,295	26.21	to	16.10	5,640,805	1.70	0.27	to	2.50	17.88	to	15.32
12/31/2019	1,106,204	22.23	to	13.96	5,072,380	1.90	0.27	to	2.50	30.91	to	28.10
12/31/2018	1,183,932	2.06	to	10.90	4,075,298	1.62	0.30	to	2.50	(4.79)	to	(6.85)
12/31/2017	813,744	2.17	to	11.70	3,788,631	1.63	0.30	to	2.50	21.29	to	20.45
12/31/2016	411,968	1.79	to	1.74	1,920,746	2.45	0.30	to	1.00	11.48	to	10.70

Vanguard® Global Bond Index
12/31/2020	3,894	10.64	to	10.62	41,442	-	0.27	to	0.47	6.38	to	6.17
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

Vanguard® Growth
12/31/2020	41,163	14.30	to	14.27	588,485	-	0.27	to	0.47	42.71	to	42.42
12/31/2019(1)	-	10.02	to	10.02	-	-	0.27	to	0.47	-	to	-

Vanguard® High Yield Bond
12/31/2020	4,192	10.54	to	10.52	44,141	-	0.27	to	0.47	5.39	to	5.18
12/31/2019(1)	-	10.00	to	10.00	-	-	0.27	to	0.47	-	to	-

Vanguard® International
12/31/2020	371,216	27.41	to	22.80	4,482,671	1.15	0.27	to	2.70	57.16	to	53.44
12/31/2019	570,592	17.44	to	14.86	2,830,970	1.30	0.27	to	2.70	30.82	to	27.77
12/31/2018	567,663	1.45	to	11.63	1,859,489	0.82	0.30	to	2.70	(12.88)	to	(14.93)
12/31/2017	767,522	1.66	to	13.67	2,310,758	0.93	0.30	to	2.70	42.25	to	41.26
12/31/2016	441,335	1.17	to	1.05	1,229,545	1.47	0.30	to	1.00	1.57	to	0.87

Vanguard® Mid-Cap Index
12/31/2020	222,552	23.57	to	14.69	3,327,984	1.36	0.27	to	2.70	17.75	to	14.97
12/31/2019	344,777	20.02	to	12.78	2,287,080	1.30	0.27	to	2.70	30.48	to	27.43
12/31/2018	332,115	1.99	to	10.03	1,356,724	1.21	0.30	to	2.70	(9.60)	to	(11.73)
12/31/2017	389,324	2.20	to	11.36	1,395,425	1.05	0.30	to	2.70	18.72	to	17.90
12/31/2016	243,199	1.85	to	1.62	845,838	1.52	0.30	to	1.00	10.78	to	10.01

77

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Vanguard® Moderate Allocation
12/31/2020	280,359	$11.38	to	$11.19	$ 3,188,739	0.04%	0.27%	to	2.60%	13.46%	to	13.24%
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

Vanguard® Money Market
12/31/2020	86,890	10.03	to	10.01	871,107	0.09	0.27	to	0.47	0.25	to	0.05
12/31/2019(1)	-	10.00	to	10.00	-	0.07	0.27	to	0.47	-	to	-

Vanguard® Real Estate Index
12/31/2020	129,054	14.96	to	10.80	1,167,278	2.20	0.27	to	2.50	(5.11)	to	(7.18)
12/31/2019	164,384	15.77	to	11.64	724,052	2.47	0.27	to	2.50	28.42	to	25.67
12/31/2018	143,459	1.52	to	9.26	452,464	3.03	0.30	to	2.50	(5.64)	to	(7.67)
12/31/2017	149,622	1.61	to	10.03	459,283	2.34	0.30	to	2.50	4.46	to	3.74
12/31/2016	136,899	1.54	to	1.58	358,742	2.67	0.30	to	1.00	8.03	to	7.28

Vanguard® Short-Term Investment Grade
12/31/2020	797,099	11.63	to	10.33	5,948,894	2.36	0.27	to	2.70	5.21	to	2.72
12/31/2019	834,530	11.06	to	10.06	4,238,215	2.42	0.27	to	2.70	5.38	to	2.92
12/31/2018	828,787	1.36	to	9.77	3,028,267	1.75	0.30	to	2.70	0.74	to	(1.63)
12/31/2017	878,234	1.35	to	9.94	2,959,813	1.95	0.30	to	2.70	1.79	to	1.08
12/31/2016	1,010,860	1.33	to	1.06	2,717,920	1.92	0.30	to	1.00	2.41	to	1.70

Vanguard® Total Bond Market Index
12/31/2020	715,748	12.15	to	10.86	6,709,297	1.96	0.27	to	2.70	7.29	to	4.75
12/31/2019	550,251	11.32	to	10.36	3,671,401	2.17	0.27	to	2.70	8.35	to	5.82
12/31/2018	359,496	1.48	to	9.79	2,198,323	2.35	0.30	to	2.70	(0.43)	to	(2.77)
12/31/2017	402,636	1.49	to	10.07	2,099,639	2.30	0.30	to	2.70	3.17	to	2.45
12/31/2016	445,728	1.44	to	1.11	1,483,525	2.33	0.30	to	1.00	2.16	to	1.45

Vanguard® Total International Stock Market Index
12/31/2020	41,446	11.16	to	11.14	462,542	-	0.27	to	0.47	10.88	to	10.66
12/31/2019(1)	-	10.07	to	10.06	-	-	0.27	to	0.47	-	to	-

Vanguard® Total Stock Market Index
12/31/2020	85,924	12.06	to	12.03	1,035,709	0.05	0.27	to	0.47	20.23	to	19.99
12/31/2019(1)	-	10.03	to	10.03	-	-	0.27	to	0.47	-	to	-

Voya Global Perspectives Class S Shares
12/31/2020	2,103	13.34	to	12.71	28,058	3.01	1.29	to	2.14	14.31	to	13.34
12/31/2019	1,913	11.67	to	11.22	22,324	3.33	1.29	to	2.14	16.56	to	15.58
12/31/2018	1,919	10.01	to	9.70	19,217	2.65	1.29	to	2.14	(8.66)	to	(9.44)
12/31/2017	1,791	10.96	to	10.72	19,638	2.66	1.29	to	2.14	13.25	to	12.29
12/31/2015(1)	1,665	9.68	to	9.54	16,121	2.60	1.29	to	2.14	5.19	to	4.30

Voya Large Cap Value Class S Shares
12/31/2020	97	13.61	to	12.97	1,319	2.20	1.29	to	2.14	4.61	to	3.73
12/31/2019	93	13.01	to	12.50	1,216	1.92	1.29	to	2.14	23.18	to	22.14
12/31/2018	95	10.56	to	10.24	1,008	1.83	1.29	to	2.14	(9.19)	to	(9.96)
12/31/2017	94	11.63	to	11.37	1,094	2.26	1.29	to	2.14	11.78	to	10.84
12/31/2016	97	10.40	to	10.26	1,006	3.01	1.29	to	2.14	12.13	to	11.18

Voya Strategic Allocation Conservative Class S Shares
12/31/2020	-	12.64	to	12.05	-	-	1.29	to	2.14	8.78	to	7.86
12/31/2019	-	11.62	to	11.17	-	-	1.29	to	2.14	13.01	to	12.05
12/31/2018	-	10.28	to	9.97	-	-	1.29	to	2.14	(5.49)	to	(6.29)
12/31/2017	-	10.88	to	10.64	-	-	1.29	to	2.14	8.77	to	7.86
12/31/2016	-	10.00	to	9.86	-	-	1.29	to	2.14	4.12	to	3.25

Voya Strategic Allocation Moderate Class S Shares
12/31/2020	-	13.57	to	12.93	-	-	1.29	to	2.14	11.02	to	10.08
12/31/2019	-	12.22	to	11.75	-	-	1.29	to	2.14	17.42	to	16.42
12/31/2018	-	10.41	to	10.09	-	-	1.29	to	2.14	(7.52)	to	(8.31)
12/31/2017	-	11.26	to	11.01	-	-	1.29	to	2.14	12.83	to	11.88
12/31/2016	-	9.98	to	9.84	-	-	1.29	to	2.14	4.96	to	4.07

78

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

5. Financial Highlights (continued)

	At December 31					For the Year Ended December 31
		Unit Fair Value					Expense			Total Return***
		Corresponding to				Investment	Ratio**			Corresponding to
		Lowest to Highest			Net	Income	Lowest to			Lowest to Highest
Subaccount	Units	Expense Ratio			Assets	Ratio*	Highest			Expense Ratio

Wanger International
12/31/2020	40,908	$2.03	to	$14.59	$ 257,894	2.38%	0.30%	to	2.50%	14.02%	to	11.57%
12/31/2019	58,273	1.78	to	13.08	369,851	0.84	0.30	to	2.50	29.60	to	26.82
12/31/2018	70,863	1.37	to	10.31	262,615	2.05	0.30	to	2.50	(17.95)	to	(19.72)
12/31/2017	108,448	1.67	to	12.85	370,644	1.23	0.30	to	2.50	32.52	to	31.86
12/31/2016	141,836	1.26	to	1.13	308,283	1.18	0.30	to	0.80	(1.70)	to	(2.19)

Wanger USA
12/31/2020	-	3.51	to	17.08	-	-	0.30	to	2.50	23.86	to	21.20
12/31/2019	-	2.84	to	14.09	-	-	0.30	to	2.50	30.71	to	27.91
12/31/2018	-	2.17	to	11.02	-	-	0.30	to	2.50	(1.76)	to	(3.88)
12/31/2017	-	2.21	to	11.46	-	-	0.30	to	2.50	19.22	to	18.63
12/31/2016	67,832	1.85	to	1.82	177,312	-	0.30	to	0.80	13.35	to	12.78

(1)	See Footnote 1

*

These amounts represent the dividends, excluding distributions of capital gains, received by the subaccount from the Mutual Fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that are assessed against contract owner accounts either through reductions in the unit values or the redemption of units. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the Mutual Fund in which the subaccounts invest.

**

These amounts represent the annualized contract expenses of the subaccount, consisting primarily of mortality and expense charges, for each period indicated. These ratios include only those expenses that result in a direct reduction to unit values. Charges made directly to contract owner accounts through the redemption of units and expenses of the Mutual Fund have been excluded.

***

These amounts represent the total return for the periods indicated, including changes in the value of the Mutual Fund, and expenses assessed through the reduction of unit values. These ratios do not include any expenses assessed through the redemption of units. Investment options with a date notation indicate the effective date of that investment option in the variable account. The total return is calculated for each period indicated or from the effective date through the end of the reporting period. Total returns reflect a full twelve month period and total returns for subaccounts opened during the year have not been disclosed as they may not be indicative of a full year return. Expense ratios not in effect for the full twelve months are not reflected in the total return as they may not be indicative of a full year return.

79

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges

TLIC deducts a daily administrative charge equal to an annual rate of 0.15% of the daily net assets value of each subaccount for administrative expenses. TLIC also deducts an annual charge during the accumulation phase, not to exceed $50, proportionately from the subaccounts’ unit values. An annual charge ranging from 0.05% to 2.65% is deducted (based on the death benefit selected) from the unit values of the subaccounts of the Separate Account for TLIC’s assumption of certain mortality and expense risks incurred in connection with the contract. The charge is assessed daily based on the net asset value of the Mutual Fund. Charges for administrative and mortality and expense risk are an expense of the subaccount. Charges reflected above are those currently assessed and may be subject to change. Contract owners should see their actual policy and any related attachments to determine their specific charges.

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy:

Subaccount	Additional Fund Facilitation Fee Assessed
AB Balanced Wealth Strategy Class B Shares	0.20%
AB Growth and Income Class B Shares	0.20%
American Funds - Asset Allocation Class 2 Shares	0.30% - 0.40%
American Funds - Asset Allocation Class 4 Shares	0.20%
American Funds - Bond Class 2 Shares	0.30% - 0.40%
American Funds - Bond Class 4 Shares	0.11%
American Funds - Growth Class 2 Shares	0.30% - 0.40%
American Funds - Growth Class 4 Shares	0.13%
American Funds - Growth-Income Class 2 Shares	0.30% - 0.40%
American Funds - Growth-Income Class 4 Shares	0.13%
American Funds - International Class 2 Shares	0.30% - 0.40%
American Funds - International Class 4 Shares	0.13%
American Funds - New World Class 4 Shares	0.15%
DFA VA Global Bond	0.60%
Fidelity® VIP Balanced Service Class 2	0.20%
Fidelity® VIP Consumer Staples Initial Class	0.50%
Fidelity® VIP Contrafund® Initial Class	0.20%
Fidelity® VIP Contrafund® Service Class 2	0.20%
Fidelity® VIP Energy Service Class 2	0.30%
Fidelity® VIP Equity-Income Initial Class	0.20%
Fidelity® VIP Growth Initial Class	0.20%
Fidelity® VIP Health Care Service Class 2	0.30%
Fidelity® VIP Mid Cap Initial Class	0.20%
Fidelity® VIP Mid Cap Service Class 2	0.20%
Fidelity® VIP Technology Initial Class	0.50%
Fidelity® VIP Utilities Initial Class	0.50%
Fidelity® VIP Value Strategies Initial Class	0.20%
Fidelity® VIP Value Strategies Service Class 2	0.20%
Franklin Allocation Class 4 Shares	0.15%
State Street Total Return V.I.S. Class 3 Shares	0.20%
TA MSCI EAFE Index Service Class	0.15%
TA S&P 500 Index Service Class	0.15%
Vanguard® Balanced	0.60%
Vanguard® Conservative Allocation	0.60%
Vanguard® Equity Index	0.20% - 0.60%
Vanguard® International	0.20% - 0.60%
Vanguard® Mid-Cap Index	0.20% - 0.60%

80

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

6. Administrative and Mortality and Expense Risk Charges (continued)

In addition to M&E, the following subaccounts are assessed a daily charge for fund facilitation fees that is based on their actual policy (continued):

Subaccount	Additional Fund Facilitation Fee Assessed
Vanguard® Moderate Allocation	0.60%
Vanguard® Real Estate Index	0.20% - 0.60%
Vanguard® Short-Term Investment Grade	0.20% - 0.60%
Vanguard® Total Bond Market Index	0.20% - 0.60%
Voya Global Perspectives Class S Shares	0.14%
Voya Large Cap Value Class S Shares	0.14%
Voya Strategic Allocation Conservative Class S Shares	0.14%
Voya Strategic Allocation Moderate Class S Shares	0.14%
Wanger International	0.30%
Wanger USA	0.30%

81

Transamerica Life Insurance Company

Separate Account VA B

Notes to Financial Statements

December 31, 2020

7. Income Tax

Operations of the Separate Account form a part of TLIC, which is taxed as a life insurance company under Subchapter L of the Internal Revenue Code of 1986, as amended (the Code). The operations of the Separate Account are accounted for separately from other operations of TLIC for purposes of federal income taxation. The Separate Account is not separately taxable as a regulated investment company under Subchapter M of the Code and is not otherwise taxable as an entity separate from TLIC. Under existing federal income tax laws, the income of the Separate Account is not taxable to TLIC, as long as earnings are credited under the variable annuity contracts.

8. Subsequent Events

The Separate Account has evaluated the financial statements for subsequent events through the date which the financial statements were issued. During this period, there were no subsequent events requiring recognition in the financial statements.

9. Related Parties

Transamerica Capital, Inc. (TCI), a wholesaling broker-dealer, is an affiliated entity of TLIC and an indirect wholly owned subsidiary of Aegon N.V. TCI distributes TLIC’s products through broker-dealers and other financial intermediaries.

The subaccounts invest in the mutual funds listed in Footnote 1. These investments include funds managed by Transamerica Asset Management, Inc. (TAM). Transamerica Fund Services, Inc. (TFS) serves as a transfer agent to TAM, and Aegon USA Asset Management Holding, LLC (AAM) serves as a sub-advisor for certain funds managed by TAM. TAM, TFS and AAM are affiliated entities of TLIC and indirect wholly owned subsidiaries of Aegon N.V. Funds managed by TAM are identified by their fund name, which includes reference to Aegon, Transamerica or both. The Separate Account pays management fees to the related funds as detailed in the fund prospectus.

No charges other than those disclosed in Footnote 6 are deducted for the service rendered by related parties.

Contract owners may transfer funds between available subaccount options within the Separate Account. These transfers are performed at unit value at the time of the transfer.

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